                                                              File Nos. 33-39702
                                                                        811-6293

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 21

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 64

           SEPARATE ACCOUNT VA-K OF ALLMERICA FINANCIAL LIFE INSURANCE
                               AND ANNUITY COMPANY
                           (Exact Name of Registrant)

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                               (Name of Depositor)
                               440 Lincoln Street
                               Worcester, MA 01653
              (Address of Depositor's Principal Executive Offices)
                                 (508) 855-1000
               (Depositor's Telephone Number, including Area Code)

                          Charles F. Cronin, Secretary
             Allmerica Financial Life Insurance and Annuity Company
                               440 Lincoln Street
                               Worcester, MA 01653
               (Name and Address of Agent for Service of Process)


             It is proposed that this filing will become effective:

       ___  immediately upon filing pursuant to paragraph (b) of Rule 485
       ___  on (date) pursuant to paragraph (b) of Rule 485
       _X_ 60 days after filing pursuant to paragraph (a)(1) of Rule 485 ___ on (date) pursuant to paragraph (a)(1) of Rule 485
       ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                           VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("the 1940 Act"), Registrant has registered an indefinite amount of its securities under the Securities Act of 1933 ("the 1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 2001 was filed on or before March 30, 2002.

   CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUSES OF ITEMS CALLED FOR
                                   BY FORM N-4

FORM N-4 ITEM NO.       CAPTION IN PROSPECTUSES
-----------------       -----------------------
1.......................Cover Page

2.......................Special Terms

3.......................Prospectus A: Summary of Fees and Expenses; Summary of the Policy Features
                        Prospectus B: Summary of Fees and Expenses; Summary of the Contract Features

4 ......................Condensed Financial Information; Performance Information

5.......................Prospectus A: Description of the Companies, the Separate Account and the
                        Underlying Investment Companies
                        Prospectus B: Description of the Companies, the Variable Accounts and the
                        Underlying Investment Companies

6.......................Charges and Deductions

7.......................Prospectus A: The Variable Annuity Policies
                        Prospectus B: Description of the Contract

8.......................Prospectus A: The Variable Annuity Policies
                        Prospectus B: Electing the Form of Annuity and the Annuity Date; Description of
                        Variable Annuity Payout Options;  Annuity Benefit Payments

9.......................Death Benefit

10......................Prospectus A: Purchase Payments; Computation of Policy Values and Annuity Payments
                        Prospectus B: Payments; Computation of Values; Distribution

11......................Prospectus A: Surrender; Partial Redemption
                        Prospectus B: Surrender; Withdrawals; Charge for Surrender and Withdrawal;
                        Withdrawal Without Surrender Charge; Texas Optional Retirement Program

12......................Federal Tax Considerations

13......................Legal Matters

14......................Statement of Additional Information - Table of Contents

FORM N-4 ITEM NO.       CAPTION IN THE STATEMENTS OF ADDITIONAL INFORMATION
-----------------       ---------------------------------------------------
15......................Cover Page

16......................Table of Contents

17......................General Information and History

18......................Services

19......................Underwriters

20......................Underwriters

21......................Performance Information

22......................Annuity Benefit Payments

23......................Financial Statements

A POST-EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENT FOR THE ADVANTAGE VARIABLE ANNUITY CONTRACT AND THE SEPARATE ACCOUNT VA-K, WHICH INCLUDES THIS PROSPECTUS, HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION BUT HAS NOT YET BECOME EFFECTIVE. THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. THIS PROSPECTUS DOES NOT SOLICIT AN OFFER TO BUY INTERESTS OR SHARES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED. THE COMPANY MAY NOT SELL THESE SECURITIES UNTIL THE POST-EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENTS FILED WITH THE SECURITIES AND EXCHANGE COMMMISSION IS EFFECTIVE.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                            WORCESTER, MASSACHUSETTS

This Prospectus provides important information about the Allmerica Advantage variable annuity contracts issued by Allmerica Financial Life Insurance and Annuity Company (in all jurisdictions except Hawaii and New York) or by First Allmerica Financial Life Insurance Company in Hawaii and New York. The contract is a flexible payment tax-deferred combination variable and fixed annuity offered on both a group and individual basis. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.

The Variable Account, known as Separate Account VA-K, is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option invests exclusively in shares of the following funds:


ALLMERICA INVESTMENT TRUST (SERVICE CLASS)                    FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
AIT Core Equity Fund                                          Fidelity VIP II Asset Manager Portfolio
AIT Equity Index Fund
AIT Government Bond Fund                                      FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (SERVICE CLASS 2)
AIT Money Market Fund                                         Fidelity VIP II Contrafund(R) Portfolio
AIT Select Aggressive Growth Fund
AIT Select Capital Appreciation Fund                          FIDELITY VARIABLE INSURANCE PRODUCTS FUND III (SERVICE CLASS 2)
AIT Select Emerging Markets Fund                              Fidelity VIP III Growth Opportunities Portfolio
AIT Select Growth Fund                                        Fidelity VIP III Mid Cap Portfolio
AIT Select Growth and Income Fund
AIT Select International Equity Fund                          FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
AIT Select Investment Grade Income Fund                       FT VIP Franklin Growth and Income Securities Fund
AIT Select Strategic Growth Fund                              FT VIP Franklin Large Cap Growth Securities Fund
AIT Select Strategic Income Fund                              FT VIP Franklin Small Cap Fund
AIT Select Value Opportunity Fund                             FT VIP Franklin Small Cap Value Securities Fund
                                                              FT VIP Mutual Shares Securities Fund
AIM VARIABLE INSURANCE FUNDS                                  FT VIP Templeton Foreign Securities Fund
AIM V.I. Aggressive Growth Fund
AIM V.I. Blue Chip Fund                                       INVESCO VARIABLE INVESTMENT FUNDS, INC.
AIM V.I. Premier Equity Fund                                  INVESCO VIF Health Sciences Fund

AIM VARIABLE INSURANCE FUNDS (SERVICE SHARES)                 JANUS ASPEN SERIES (SERVICE SHARES)
AIM V.I. Basic Value Fund                                     Janus Aspen Growth Portfolio
AIM V.I. Capital Development Growth Fund                      Janus Aspen Growth and Income Portfolio

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)        MFS(R) VARIABLE INSURANCE TRUSTSM (SERVICE CLASS)
AllianceBernstein Small Value Portfolio                       MFS(R) Mid Cap Growth Series
AllianceBernstein Value Portfolio                             MFS(R) New Discovery Series
Alliance Growth and Income Portfolio                          MFS(R) Total Return Series
Alliance Premier Growth Portfolio                             MFS(R) Utilities Series
Alliance Technology Portfolio
                                                              OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)
DELAWARE GROUP PREMIUM FUND (SERVICE CLASS)                   Oppenheimer Capital Appreciation Fund/VA
DGPF Growth Opportunities Series                              Oppenheimer Global Securities Fund/VA
                                                              Oppenheimer High Income Fund/VA
DELAWARE GROUP PREMIUM FUND                                   Oppenheimer Main Street Growth & Income Fund/VA
DGPF International Equity Series                              Oppenheimer Multiple Strategies Fund/VA

EATON VANCE VARIABLE TRUST                                    PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
Eaton Vance VT Floating Rate-Income Fund                      Pioneer Emerging Markets VCT Portfolio
                                                              Pioneer Real Estate Shares VCT Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Equity-Income Portfolio                          SCUDDER VARIABLE SERIES II
Fidelity VIP Growth Portfolio                                 Scudder Technology Growth Portfolio
Fidelity VIP High Income Portfolio                            SVS Dreman Financial Services Portfolio
Fidelity VIP Overseas Portfolio
                                                              T. ROWE PRICE INTERNATIONAL SERIES, INC.
                                                              T. Rowe Price International Stock Portfolio
FIDELITY VARIABLE INSURANCE PRODUCTS FUND(SERVICE CLASS 2)
Fidelity VIP Value Strategies Portfolio


THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; IS NOT FEDERALLY INSURED; AND IS NOT ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                DATED MAY 1, 2002

(cont.)


A Statement of Additional Information dated May 1, 2002 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Allmerica Investments, Inc. at 1-800-533-7881. The Table of Contents of the Statement of Additional Information is listed on page 4 of this Prospectus. This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website (HTTP://WWW.SEC.GOV).


The Fixed Account, which is part of the Company's General Account, is an investment option that pays an interest rate guaranteed for one year from the time a payment is received. Another investment option, the Guarantee Period Accounts, offers fixed rates of interest for specified periods ranging from 2 to 10 years. A Market Value Adjustment is applied to payments removed from a Guarantee Period Account before the end of the specified period. The Market Value Adjustment may be positive or negative. Payments allocated to a Guarantee Period Account are held in the Company's Separate Account GPA (except in California where they are allocated to the General Account).

THE COMPANY OFFERS A VARIETY OF FIXED AND VARIABLE ANNUITY CONTRACTS. THESE OTHER CONTRACTS MAY OFFER FEATURES, INCLUDING INVESTMENT OPTIONS, FEES AND/OR CHARGES THAT ARE DIFFERENT FROM THOSE IN THE CONTRACT OFFERED BY THIS PROSPECTUS. THE COMPANY ALSO OFFERS A VARIABLE ANNUITY CONTRACT WITH NO SURRENDER CHARGE. THE OTHER CONTRACTS MAY BE OFFERED THROUGH DIFFERENT DISTRIBUTORS. UPON REQUEST, YOUR FINANCIAL REPRESENTATIVE CAN SHOW YOU INFORMATION REGARDING OTHER ANNUITY CONTRACTS OFFERED BY THE COMPANY. YOU CAN ALSO CONTACT THE COMPANY DIRECTLY TO FIND OUT MORE ABOUT THESE ANNUITY CONTRACTS.

                                TABLE OF CONTENTS


SPECIAL TERMS
SUMMARY OF FEES AND EXPENSES
SUMMARY OF CONTRACT FEATURES
DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS, AND THE UNDERLYING
  INVESTMENT COMPANIES
INVESTMENT OBJECTIVES AND POLICIES
PERFORMANCE INFORMATION
DESCRIPTION OF THE CONTRACT
   PAYMENTS
   RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY
   RIGHT TO CANCEL ALL OTHER CONTRACTS
   TELEPHONE TRANSACTIONS PRIVILEGE
   TRANSFER PRIVILEGE
       Automatic Transfers and Automatic Account Rebalancing Options
   SURRENDER
   WITHDRAWALS
           Systematic Withdrawals
           Life Expectancy Distributions
   DEATH BENEFIT
           Death of the Annuitant Prior to the Annuity Date
           Death of an Owner Who is Not Also the Annuitant Prior to the Annuity Date
           Payment of the Death Benefit Prior to the Annuity Date
           Death of the Annuitant On or After the Annuity Date
   THE SPOUSE OF THE OWNER AS BENEFICIARY
   OPTIONAL ENHANCED EARNINGS RIDER
   ASSIGNMENT
   ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE
   DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS
   ANNUITY BENEFIT PAYMENTS
           Determination of the First Variable Annuity Benefit Payment
           The Annuity Unit
           Determination of the Number of Annuity Units
           Dollar Amount of Subsequent Variable Annuity Benefit Payments.
   NORRIS DECISION
   COMPUTATION OF VALUES
           The Accumulation Unit
           Net Investment Factor
CHARGES AND DEDUCTIONS
   VARIABLE ACCOUNT DEDUCTIONS
           Mortality and Expense Risk Charge
           Administrative Expense Charge
           Other Charges
   CONTRACT FEE
   OPTIONAL RIDER CHARGE
   PREMIUM TAXES
   SURRENDER CHARGE
           Charges for Surrender and Withdrawal
           Reduction or Elimination of Surrender Charge and Additional Amounts Credited
           Withdrawal Without Surrender Charge
           Surrenders
           Charge at the Time Annuity Benefit Payments Begin
   TRANSFER CHARGE

GUARANTEE PERIOD ACCOUNTS
FEDERAL TAX CONSIDERATIONS
  GENERAL
         The Company
         Diversification Requirements
         Investor Control
  QUALIFIED AND NON-QUALIFIED CONTRACTS .
  TAXATION OF THE CONTRACTS IN GENERAL
         Withdrawals Prior to Annuitization
         Annuity Payouts After Annuitization
         Penalty on Distribution
         Assignments or Transfers
         Nonnatural Owners
           Deferred Compensation Plans of State and Local Government and Tax-Exempt Organizations
  TAX WITHHOLDING
  PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS
         Self-Employed Pension and Profit Sharing Plans
         Individual Retirement Annuities
         Tax-Sheltered Annuities
         Texas Optional Retirement Program
STATEMENTS AND REPORTS
LOANS (QUALIFIED CONTRACTS ONLY)
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS
CHANGES TO COMPLY WITH LAW AND AMENDMENTS
VOTING RIGHTS
DISTRIBUTION
LEGAL MATTERS
FURTHER INFORMATION
APPENDIX A-- MORE INFORMATION ABOUT THE FIXED ACCOUNT                                                           A-1
APPENDIX B--PERFORMANCE TABLES (ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY)                         B-1
APPENDIX C-- PERFORMANCE TABLES (FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY)                              C-1
APPENDIX D--SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT                                                   D-1
APPENDIX E-- THE DEATH BENEFIT                                                                                  E-1
APPENDIX F-- CONDENSED FINANCIAL INFORMATION                                                                    F-1

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY
TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE COMPANY
SERVICES
UNDERWRITERS
ANNUITY BENEFIT PAYMENTS
EXCHANGE OFFER
PERFORMANCE INFORMATION
FINANCIAL STATEMENTS                                                                                            F-1

                                  SPECIAL TERMS

ACCUMULATED VALUE: the total value of all Accumulation Units in the Sub-Accounts plus the value of all accumulations in the Fixed Account and Guarantee Period Accounts credited to the Contract on any date before the Annuity Date.

ACCUMULATION UNIT: a unit of measure used to calculate the value of a Sub-Account before annuity benefit payments begin.

ANNUITANT: the person designated in the Contract upon whose life annuity benefit payments are to be made.

ANNUITY DATE: the date on which annuity benefit payments begin. This date may not be later than the first day of the month before the Annuitant's 90th birthday.

ANNUITY UNIT: a unit of measure used to calculate the value of the periodic annuity benefit payments under the Contract.

COMPANY: unless otherwise specified, any reference to the "Company" shall refer exclusively to Allmerica Financial Life Insurance and Annuity Company for contracts issued in all jurisdictions except Hawaii and New York and exclusively to First Allmerica Financial Life Insurance Company for contracts issued in Hawaii and New York.

CUMULATIVE EARNINGS: the Accumulated Value reduced by total payments not previously withdrawn.

FIXED ACCOUNT: an investment option under the Contract that guarantees principal and a fixed minimum interest rate and which is part of the Company's General Account.

FIXED ANNUITY PAYOUT: an annuity payout option providing for annuity benefit payments which remain fixed in amount throughout the annuity benefit payment period selected.

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

GUARANTEE PERIOD: the number of years that a Guaranteed Interest Rate is credited.

GUARANTEE PERIOD ACCOUNT: an account which corresponds to a Guaranteed Interest Rate for a specified Guarantee Period.

GUARANTEED INTEREST RATE: the annual effective rate of interest, after daily compounding, credited to a Guarantee Period Account.

MARKET VALUE ADJUSTMENT: a positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.

OWNER (YOU): the person, persons or entity entitled to exercise the rights and privileges under this Contract. Joint Owners are permitted if one of the two is the Annuitant.

SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a corresponding Underlying Fund.

SURRENDER VALUE: the Accumulated Value of the Contract on full surrender after application of any applicable Contract fee, surrender charge, rider charge and Market Value Adjustment.


UNDERLYING FUND (FUNDS): an investment portfolio of Allmerica Investment Trust ("AIT"), a corresponding fund of AIM Variable Insurance Funds ("AVIF"), a corresponding portfolio of Alliance Variable Products Series Fund, Inc. ("Alliance"), a corresponding series of Delaware Group Premium Fund ("DGPF"), a corresponding fund of Eaton Vance Variable Trust ("EVVT"), a corresponding portfolio of the Fidelity Variable Insurance Products Fund ("Fidelity VIP"), a corresponding portfolio of Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), a corresponding portfolio of Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), a corresponding fund of Franklin Templeton Variable Insurance Products Trust ("FT VIP"), a corresponding fund of INVESCO Variable Investment Funds, Inc. ("INVESCO VIF"), a corresponding portfolio of Janus Aspen Series ("Janus Aspen"), a corresponding series of MFS Variable Insurance Trust (the "MFS Trust"), a corresponding fund of Oppenheimer Variable Account Funds ("Oppenheimer"), a corresponding portfolio of Pioneer Variable Contracts Trust ("Pioneer VCT"), a corresponding portfolio of Scudder Variable Series II ("SVS"), or a corresponding portfolio of T. Rowe Price International Series, Inc. ("T. Rowe Price").

VALUATION DATE: a day on which the net asset value of the shares of any of the Underlying Funds is determined and unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, as well as each day otherwise required.

VARIABLE ACCOUNT: Separate Account VA-K, one of the Company's separate accounts, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Variable Account is determined separately from the other assets of the Company, and are not chargeable with liabilities arising out of any other business which the Company may conduct.

VARIABLE ANNUITY PAYOUT: an annuity payout option providing for payments varying in amount in accordance with the investment experience of certain Funds.

                        SUMMARY OF FEES AND EXPENSES

There are certain fees and expenses that you will bear under the Allmerica Advantage Contract. The purpose of the following tables is to assist you in understanding these fees and expenses. The tables show (1) charges under the Contract, (2) annual expenses of the Sub-Accounts, and (3) annual expenses of the Underlying Funds. In addition to the charges and expenses described below, premium taxes are applicable in some states and are deducted as described under "PREMIUM TAXES" in CHARGES AND DEDUCTIONS.


                                                                                       COMPLETE YEARS
                                                                                             FROM
                                                                                       DATE OF PAYMENT  CHARGE
                                                                                       ---------------  ------
(1) CONTRACT CHARGES:
---------------------

SURRENDER CHARGE:*                                                                       Less than 2     8.0%
  During the accumulation phase, this charge may be assessed upon surrender,             Less than 3     7.0%
  withdrawal or at annuitization under any commutable period certain option or a         Less than 4     6.0%
  noncommutable fixed period certain option of less than ten years. The charge           Less than 5     5.0%
  is a percentage of payments withdrawn (in excess of any amount that is free            Less than 6     4.0%
  of surrender charge) within the indicated time period.                                 Less than 7     3.0%
                                                                                         Less than 8     2.0%
                                                                                         Less than 9     1.0%
                                                                                         Thereafter        0%

*From time to time the Company may allow a reduction of the surrender charge, the period during which the charges apply, or both, and/or credit additional amounts on Contracts when (1) Contracts are sold to individuals or groups of individuals in a manner which reduces sales expenses, or (2) where the Owner or the Annuitant on the date of issue is within certain classes of eligible persons. For more information, see "Reduction or Elimination of Surrender
Charge and Additional Amounts Credited" under "SURRENDER CHARGE" in the
CHARGES AND DEDUCTIONS section.

TRANSFER CHARGE:                                                                                         None

  The Company currently does not charge for processing transfers and guarantees that the first 12 transfers in a Contract year will not be subject to a transfer charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer.

ANNUAL CONTRACT FEE:                                                                                     $30

  During the accumulation phase, the fee is deducted annually and upon surrender when Accumulated Value is less than $50,000. The fee is waived for Contracts issued to and maintained by the trustee of a 401(k) plan.

OPTIONAL RIDER CHARGE:

  Under the Enhanced Earnings Rider, 1/12th of the annual charge is deducted pro-rata on a monthly basis at the end of each month. The charge on an annual basis as a percentage of the Accumulated Value is:

  Optional Enhanced Earnings Rider:                                                                     0.25%

(2) ANNUAL VARIABLE SUB-ACCOUNT EXPENSES:

(on an annual basis as percentage of average daily net assets)
Mortality and Expense Risk Charge:                                                                      1.25%
Administrative Expense Charge:                                                                          0.20%
                                                                                                        ----
Total Annual Expenses:                                                                                  1.45%

(3) ANNUAL UNDERLYING FUND EXPENSES: Total expenses of the Underlying Funds are not fixed or specified under the terms of the Contract and will vary from year to year. The levels of fees and expenses also vary among the Underlying Funds. The following table shows the expenses of the Underlying Funds as a percentage of average net assets for the year ended December 31, 2001, as adjusted for any material changes.



                                                         MANAGEMENT                              TOTAL FUND
                                                            FEE      FEES     OTHER EXPENSES      EXPENSES
                                                         (AFTER ANY  UNDER      (AFTER ANY       (AFTER ANY
                                                          VOLUNTARY  12B-1        WAIVERS/        WAIVERS/
UNDERLYING FUND                                            WAIVERS)  PLANS*   REIMBURSEMENTS)  REIMBURSEMENTS)
---------------                                          ----------  ------   ---------------  ---------------
AIT Core Equity Fund (Service Class)
AIT Equity Index Fund (Service Class)
AIT Government Bond Fund (Service Class)
AIT Money Market Fund (Service Class)
AIT Select Aggressive Growth Fund (Service Class)
AIT Select Capital Appreciation Fund (Service Class)
AIT Select Emerging Markets Fund (Service Class)
AIT Select Growth Fund (Service Class)
AIT Select Growth and Income Fund (Service Class)
AIT Select International Equity Fund (Service Class)
AIT Select Investment Grade Income Fund (Service Class)
AIT Select Strategic Growth Fund (Service Class)
AIT Select Strategic Income Fund (Service Class)
AIT Select Value Opportunity Fund (Service Class)
AIM V.I. Aggressive Growth Fund
AIM V.I. Blue Chip Fund
AIM V.I. Premier Equity Fund
AIM V.I. Basic Value Fund (Service Class)
AIM V.I. Capital Development Growth Fund (Service Class)
AllianceBernstein Small Value Portfolio (Class B)
AllianceBernstein Value Portfolio (Class B)
Alliance Growth and Income Portfolio(Class B)
Alliance Premier Growth Portfolio (Class B).
Alliance Technology Portfolio (Class B)
DGPF Growth Opportunities Series (Service Class)
DGPF International Equity Series
Eaton Vance VT Floating Rate-Income Fund
Fidelity VIP Equity-Income Portfolio.
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Overseas Portfolio
Fidelity VIP Value Strategies Portfolio (Service Class 2)
Fidelity VIP II Asset Manager Portfolio
Fidelity VIP II Contrafund(R) Portfolio (Service Class 2)
Fidelity VIP III Growth Opportunities Portfolio (Service
 Class 2)
Fidelity VIP III Mid Cap Portfolio(Service Class 2)
FT VIP Franklin Growth and Income Securities Fund
FT VIP Franklin Large Cap Growth Securities Fund (Class 2)
FT VIP Franklin Small Cap Fund (Class 2)
FT VIP Franklin Small Cap Value Securities Fund(Class 2)
FT VIP Mutual Shares Securities Fund (Class 2)
FT VIP Templeton Foreign Securities Fund (Class 2)

                                      8

INVESCO VIF Health Sciences Fund
Janus Aspen Growth Portfolio (Service Shares)
Janus Aspen Growth and Income Portfolio (Service Shares)
MFS(R) Mid Cap Growth Series (Service Class)
MFS(R) New Discovery Series (Service Class)
MFS(R) Total Return Series (Service Class)
MFS(R) Utilities Series (Service Class)
Oppenheimer Capital Appreciation Fund/VA(Service Shares)
Oppenheimer Global Securities Fund/VA(Service Shares)
Oppenheimer High Income Fund/VA(Service Shares)
Oppenheimer Main Street Growth & Income Fund/VA
  (Service Shares)
Oppenheimer Multiple Strategies Fund/VA(Service Shares)
Pioneer Emerging Markets VCT Portfolio (Class II)
Pioneer Real Estate Shares VCT Portfolio (Class II)
Scudder Technology Growth Portfolio
SVS Dreman Financial Services Portfolio
T. Rowe Price International Stock Portfolio



*These expenses are fees paid by the Underlying Funds under 12b-1 plans. In addition to receiving all or part of the fees listed in the table, the Company may also receive Service Fees from the investment advisers or other service providers of certain Underlying Funds for providing various services to Policy owners. Currently the Company receives Services Fees ranging from 0.10% to 0.25% of the aggregate net asset value of assets held in the Separate Account with respect to such Underlying Funds.


(Footnotes to the expense table will be updated in a post-effective amendment under Rule 485(b) that will be filed before May 1, 2002)

THE UNDERLYING FUND INFORMATION ABOVE WAS PROVIDED BY THE UNDERLYING FUNDS AND WAS NOT INDEPENDENTLY VERIFIED BY THE COMPANY.

EXPENSE EXAMPLES: The following examples demonstrate the cumulative expenses which an Owner would pay during the accumulation phase at 1-year, 3-year, 5-year and 10-year intervals under certain contingencies. Each example assumes a $1,000 investment in a Sub-Account and a 5% annual return on assets and further assumes that the Underlying Fund expenses, including any waivers/reimbursements, listed above remain the same in each of the 1, 3, 5 and 10-year intervals. As required by rules of the Securities and Exchange Commission (the "SEC"), the Contract fee is reflected in the examples by a method intended to show the "average" impact of the Contract fee on an investment in the Variable Account. The total Contract fees collected under the Contracts by the Company are divided by the total average net assets attributable to the Contracts. The resulting percentage is 0.05% and the amount of the Contract fee is assumed to be $0.50 in the examples. The Contract fee is deducted only when the accumulated value is less than $50,000. Lower costs apply to Contracts issued and maintained as part of a 401(k) plan. Because the expenses of the Underlying Funds differ, separate examples are used to illustrate the expenses incurred by an Owner on an investment in the various Sub-Accounts.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

(1)(a) If, at the end of the applicable time period, you surrender your Contract or annuitize* under any commutable period certain option or a noncommutable fixed period certain option of less than ten years, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and no Rider:


WITH SURRENDER CHARGE                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------                          ------   -------   -------   --------
 AIT Core Equity Fund
 AIT Equity Index Fund
 AIT Government Bond Fund
 AIT Money Market Fund
 AIT Select Aggressive Growth Fund
 AIT Select Capital Appreciation Fund
 AIT Select Emerging Markets Fund
 AIT Select Growth Fund
 AIT Select Growth and Income Fund
 AIT Select International Equity Fund
 AIT Select Investment Grade Income Fund
 AIT Select Strategic Growth Fund
 AIT Select Strategic Income Fund
 AIT Select Value Opportunity Fund
 AIM V.I. Aggressive Growth Fund
 AIM V.I. Basic Value Fund
 AIM V.I. Blue Chip Fund
 AIM V.I. Capital Development Growth Fund
 AIM V.I. Premier Equity Fund
 AllianceBernstein Small Value Portfolio
 AllianceBernstein Value Portfolio
 Alliance Growth and Income Portfolio
 Alliance Premier Growth Portfolio
 Alliance Technology Portfolio
 DGPF Growth Opportunities Series
 DGPF International Equity Series
 Eaton Vance VT Floating Rate-Income Fund
 Fidelity VIP Equity-Income Portfolio.
 Fidelity VIP Growth Portfolio
 Fidelity VIP High Income Portfolio
 Fidelity VIP Overseas Portfolio
 Fidelity VIP Value Strategies Portfolio
 Fidelity VIP II Asset Manager Portfolio
 Fidelity VIP II Contrafund(R) Portfolio
 Fidelity VIP III Growth Opportunities Portfolio
 Fidelity VIP III Mid Cap Portfolio
 FT VIP Franklin Growth and Income Securities Fund
 FT VIP Franklin Large Cap Growth Securities Fund
 FT VIP Franklin Small Cap Fund
 FT VIP Franklin Small Cap Value Securities Fund
 FT VIP Mutual Shares Securities Fund
 FT VIP Templeton Foreign Securities Fund
 INVESCO VIF Health Sciences Fund
 Janus Aspen Growth Portfolio
 Janus Aspen Growth and Income Portfolio
 MFS(R) Mid Cap Growth Series
 MFS(R) New Discovery Series
 MFS(R) Total Return Series
 MFS(R) Utilities Series
 Oppenheimer Capital Appreciation Fund/VA

                                      10

 Oppenheimer Global Securities Fund/VA
 Oppenheimer High Income Fund/VA
 Oppenheimer Main Street Growth & Income Fund/VA
 Oppenheimer Multiple Strategies Fund/VA
 Pioneer Emerging Markets VCT Portfolio
 Pioneer Real Estate Shares VCT Portfolio
 Scudder Technology Growth Portfolio
 SVS Dreman Financial Services Portfolio
 T. Rowe Price International Stock Portfolio



(1)(b) If, at the end of the applicable time period, you surrender your Contract or annuitize* under any commutable period certain option or a noncommutable fixed period certain option of less than ten years, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets and election of the Enhanced Earnings Rider (charge of 0.25% annually):



WITH SURRENDER CHARGE                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------                          ------   -------   -------   --------
 AIT Core Equity Fund
 AIT Equity Index Fund
 AIT Government Bond Fund
 AIT Money Market Fund
 AIT Select Aggressive Growth Fund
 AIT Select Capital Appreciation Fund
 AIT Select Emerging Markets Fund
 AIT Select Growth Fund
 AIT Select Growth and Income Fund
 AIT Select International Equity Fund
 AIT Select Investment Grade Income Fund
 AIT Select Strategic Growth Fund
 AIT Select Strategic Income Fund
 AIT Select Value Opportunity Fund
 AIM V.I. Aggressive Growth Fund
 AIM V.I. Basic Value Fund
 AIM V.I. Blue Chip Fund
 AIM V.I. Capital Development Growth Fund
 AIM V.I. Premier Equity Fund
 AllianceBernstein Small Value Portfolio
 AllianceBernstein Value Portfolio
 Alliance Growth and Income Portfolio
 Alliance Premier Growth Portfolio
 Alliance Technology Portfolio
 DGPF Growth Opportunities Series
 DGPF International Equity Series
 Eaton Vance VT Floating Rate-Income Fund
 Fidelity VIP Equity-Income Portfolio.
 Fidelity VIP Growth Portfolio
 Fidelity VIP High Income Portfolio
 Fidelity VIP Overseas Portfolio
 Fidelity VIP Value Strategies Portfolio
 Fidelity VIP II Asset Manager Portfolio
 Fidelity VIP II Contrafund(R) Portfolio
 Fidelity VIP III Growth Opportunities Portfolio
 Fidelity VIP III Mid Cap Portfolio
 FT VIP Franklin Growth and Income Securities Fund
 FT VIP Franklin Large Cap Growth Securities Fund
 FT VIP Franklin Small Cap Fund
 FT VIP Franklin Small Cap Value Securities Fund

                                      11

 FT VIP Mutual Shares Securities Fund
 FT VIP Templeton Foreign Securities Fund
 INVESCO VIF Health Sciences Fund
 Janus Aspen Growth Portfolio
 Janus Aspen Growth and Income Portfolio
 MFS(R) Mid Cap Growth Series
 MFS(R) New Discovery Series
 MFS(R) Total Return Series
 MFS(R) Utilities Series
 Oppenheimer Capital Appreciation Fund/VA
 Oppenheimer Global Securities Fund/VA
 Oppenheimer High Income Fund/VA
 Oppenheimer Main Street Growth & Income Fund/VA
 Oppenheimer Multiple Strategies Fund/VA
 Pioneer Emerging Markets VCT Portfolio
 Pioneer Real Estate Shares VCT Portfolio
 Scudder Technology Growth Portfolio
 SVS Dreman Financial Services Portfolio
 T. Rowe Price International Stock Portfolio


(2)(a) If, at the end of the applicable time period, you annuitize* under a life option or any noncommutable fixed period certain option of ten years or more, or if you do NOT surrender or annuitize your Contract, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and no
Rider:


WITHOUT SURRENDER CHARGE                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------                        ------   -------   -------   --------
 AIT Core Equity Fund
 AIT Equity Index Fund
 AIT Government Bond Fund
 AIT Money Market Fund
 AIT Select Aggressive Growth Fund
 AIT Select Capital Appreciation Fund
 AIT Select Emerging Markets Fund
 AIT Select Growth Fund
 AIT Select Growth and Income Fund
 AIT Select International Equity Fund
 AIT Select Investment Grade Income Fund
 AIT Select Strategic Growth Fund
 AIT Select Strategic Income Fund
 AIT Select Value Opportunity Fund
 AIM V.I. Aggressive Growth Fund
 AIM V.I. Basic Value Fund
 AIM V.I. Blue Chip Fund
 AIM V.I. Capital Development Growth Fund
 AIM V.I. Premier Equity Fund
 AllianceBernstein Small Value Portfolio
 AllianceBernstein Value Portfolio
 Alliance Growth and Income Portfolio
 Alliance Premier Growth Portfolio
 Alliance Technology Portfolio
 DGPF Growth Opportunities Series
 DGPF International Equity Series
 Eaton Vance VT Floating Rate-Income Fund
 Fidelity VIP Equity-Income Portfolio.
 Fidelity VIP Growth Portfolio
 Fidelity VIP High Income Portfolio
 Fidelity VIP Overseas Portfolio

                                      12

 Fidelity VIP Value Strategies Portfolio
 Fidelity VIP II Asset Manager Portfolio
 Fidelity VIP II Contrafund(R) Portfolio
 Fidelity VIP III Growth Opportunities Portfolio
 Fidelity VIP III Mid Cap Portfolio
 FT VIP Franklin Growth and Income Securities Fund
 FT VIP Franklin Large Cap Growth Securities Fund
 FT VIP Franklin Small Cap Fund
 FT VIP Franklin Small Cap Value Securities Fund
 FT VIP Mutual Shares Securities Fund
 FT VIP Templeton Foreign Securities Fund
 INVESCO VIF Health Sciences Fund
 Janus Aspen Growth Portfolio
 Janus Aspen Growth and Income Portfolio
 MFS(R) Mid Cap Growth Series
 MFS(R) New Discovery Series
 MFS(R) Total Return Series
 MFS(R) Utilities Series
 Oppenheimer Capital Appreciation Fund/VA
 Oppenheimer Global Securities Fund/VA
 Oppenheimer High Income Fund/VA
 Oppenheimer Main Street Growth & Income Fund/VA
 Oppenheimer Multiple Strategies Fund/VA
 Pioneer Emerging Markets VCT Portfolio
 Pioneer Real Estate Shares VCT Portfolio
 Scudder Technology Growth Portfolio
 SVS Dreman Financial Services Portfolio
 T. Rowe Price International Stock Portfolio



2()(b) If, at the end of the applicable time period, you annuitize* under a life option or any noncommutable fixed period certain option of ten years or more, or if you do NOT surrender or annuitize your Contract, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and election of the Enhanced Earnings Rider (charge of 0.25% annually):



WITHOUT SURRENDER CHARGE                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------                        ------   -------   -------   --------
 AIT Core Equity Fund
 AIT Equity Index Fund
 AIT Government Bond Fund
 AIT Money Market Fund
 AIT Select Aggressive Growth Fund
 AIT Select Capital Appreciation Fund
 AIT Select Emerging Markets Fund
 AIT Select Growth Fund
 AIT Select Growth and Income Fund
 AIT Select International Equity Fund
 AIT Select Investment Grade Income Fund
 AIT Select Strategic Growth Fund
 AIT Select Strategic Income Fund
 AIT Select Value Opportunity Fund
 AIM V.I. Aggressive Growth Fund
 AIM V.I. Basic Value Fund
 AIM V.I. Blue Chip Fund
 AIM V.I. Capital Development Growth Fund
 AIM V.I. Premier Equity Fund
 AllianceBernstein Small Value Portfolio
 AllianceBernstein Value Portfolio

                                      13

 Alliance Growth and Income Portfolio
 Alliance Premier Growth Portfolio
 Alliance Technology Portfolio
 DGPF Growth Opportunities Series
 DGPF International Equity Series
 Eaton Vance VT Floating Rate-Income Fund
 Fidelity VIP Equity-Income Portfolio.
 Fidelity VIP Growth Portfolio
 Fidelity VIP High Income Portfolio
 Fidelity VIP Overseas Portfolio
 Fidelity VIP Value Strategies Portfolio
 Fidelity VIP II Asset Manager Portfolio
 Fidelity VIP II Contrafund(R) Portfolio
 Fidelity VIP III Growth Opportunities Portfolio
 Fidelity VIP III Mid Cap Portfolio
 FT VIP Franklin Growth and Income Securities Fund
 FT VIP Franklin Large Cap Growth Securities Fund
 FT VIP Franklin Small Cap Fund
 FT VIP Franklin Small Cap Value Securities Fund
 FT VIP Mutual Shares Securities Fund
 FT VIP Templeton Foreign Securities Fund
 INVESCO VIF Health Sciences Fund
 Janus Aspen Growth Portfolio
 Janus Aspen Growth and Income Portfolio
 MFS(R) Mid Cap Growth Series
 MFS(R) New Discovery Series
 MFS(R) Total Return Series
 MFS(R) Utilities Series
 Oppenheimer Capital Appreciation Fund/VA
 Oppenheimer Global Securities Fund/VA
 Oppenheimer High Income Fund/VA
 Oppenheimer Main Street Growth & Income Fund/VA
 Oppenheimer Multiple Strategies Fund/VA
 Pioneer Emerging Markets VCT Portfolio
 Pioneer Real Estate Shares VCT Portfolio
 Scudder Technology Growth Portfolio
 SVS Dreman Financial Services Portfolio
 T. Rowe Price International Stock Portfolio


* The Contract fee is not deducted after annuitization. No surrender charges are deducted at or after annuitization under any of the available annuity payout options.

                SUMMARY OF CONTRACT FEATURES

WHAT IS THE ALLMERICA ADVANTAGE VARIABLE ANNUITY?

The Allmerica Advantage variable annuity contract ("Contract") is an insurance contract designed to help you, the Owner, accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include:

   - A customized investment portfolio;

   - Experienced professional investment advisers;

   - Tax deferral on earnings;

   - Guarantees that can protect your beneficiaries during the accumulation phase;

   - Income payments that you can receive for life;

   - Issue age up to your 90th birthday (as long as the Annuitant is under age 90.)

The Contract has two phases, an accumulation phase and, if you choose to annuitize, an annuity payout phase. During the accumulation phase you may allocate your initial payment and any additional payments you choose to make among the Sub-Accounts investing in the Underlying Funds (up to seventeen Sub-Accounts, in addition to AIT Money Market Fund, may be used at any one time), the Guarantee Period Accounts and the Fixed Account (collectively "the investment options"). You select the investment options most appropriate for your investment needs. As those needs change, you may also change your allocation without incurring any tax consequences. The Contract's Accumulated Value is based on the investment performance of the Underlying Funds and any accumulations in the Guarantee Period and Fixed Accounts. You do not pay taxes on any earnings under the Contract until you withdraw money. In addition, during the accumulation phase, your beneficiaries receive certain protections in the event of the Annuitant's death. See discussion below WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?

WHAT HAPPENS IN THE ANNUITY PAYOUT PHASE?

During the annuity payout phase, the Annuitant can receive income based on several annuity payout options. You choose the annuity payout option and the date for annuity benefit payments to begin. You also decide whether you want variable annuity benefit payments based on the investment performance of certain Underlying Funds, fixed annuity benefit payments with payment amounts guaranteed by the Company, or a combination of fixed and variable annuity benefit payments. Among the payout options available during the annuity payout phase are:

   -  periodic payments for the Annuitant's lifetime;

   - periodic payments for the Annuitant's life and the life of another person selected by you;

   - periodic payments for the Annuitant's lifetime with any remaining guaranteed payments continuing to your beneficiary for ten years in the event that the Annuitant dies before the end of ten years;

   - periodic payments over a specified number of years (1 to 30) -- under the fixed version of this option you may reserve the right to convert remaining payments to a lump-sum payout by electing a "commutable" option. Variable period certain options are automatically commutable.

WHO ARE THE KEY PERSONS UNDER THE CONTRACT?


The Contract is between you, (the "Owner") and us, Allmerica Financial Life Insurance and Annuity Company (for contracts issued in all jurisdictions except Hawaii and New York) or First Allmerica Financial Life Insurance Company (for contracts issued in Hawaii and New York). Each Contract has an Owner (or an Owner and a Joint Owner, in which case one of the two also must be the Annuitant), an Annuitant and one or more beneficiaries. As Owner, you make payments, choose investment allocations and select the Annuitant and beneficiary. The Annuitant is the individual who receives annuity benefit payments under the Contract. The beneficiary is the person who receives any payment on the death of the Owner or Annuitant.

HOW MUCH CAN I INVEST AND HOW OFTEN?

The number and frequency of your payments are flexible, subject only to a $5000 minimum for your initial payment ($2,000 for IRAs) and a $50 minimum for any additional payments. (A lower initial payment amount may be permitted where monthly payments are being forwarded directly from a financial institution.) In addition, a minimum of $1,000 is always required to establish a Guarantee Period Account.

WHAT ARE MY INVESTMENT CHOICES?

Prior to the Annuity Date, you may allocate payments among the Sub-Accounts investing in the Underlying Funds (up to a total of seventeen at any one time in addition to the AIT Money Market Fund), the Guarantee Period Accounts and the Fixed Account.


VARIABLE ACCOUNT: The fifty-nine Underlying Funds currently offered are:

ALLMERICA INVESTMENT TRUST (SERVICE CLASS)                  FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
AIT Core Equity Fund                                        Fidelity VIP II Asset Manager Portfolio
AIT Equity Index Fund
AIT Government Bond Fund                                    FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (SERVICE CLASS 2)
AIT Money Market Fund                                       Fidelity VIP II Contrafund(R) Portfolio
AIT Select Aggressive Growth Fund
AIT Select Capital Appreciation Fund                        FIDELITY VARIABLE INSURANCE PRODUCTS FUND III (SERVICE CLASS 2)
AIT Select Emerging Markets Fund                            Fidelity VIP III Growth Opportunities Portfolio
AIT Select Growth Fund                                      Fidelity VIP III Mid Cap Portfolio
AIT Select Growth and Income Fund
AIT Select International Equity Fund                        FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
AIT Select Investment Grade Income Fund                     FT VIP Franklin Growth and Income Securities Fund
AIT Select Strategic Growth Fund                            FT VIP Franklin Large Cap Growth Securities Fund
AIT Select Strategic Income Fund                            FT VIP Franklin Small Cap Fund
AIT Select Value Opportunity Fund                           FT VIP Franklin Small Cap Value Securities Fund
                                                            FT VIP Mutual Shares Securities Fund
AIM VARIABLE INSURANCE FUNDS                                FT VIP Templeton Foreign Securities Fund
AIM V.I. Aggressive Growth Fund
AIM V.I. Blue Chip Fund                                     INVESCO VARIABLE INVESTMENT FUNDS, INC.
AIM V.I. Premier Equity Fund                                INVESCO VIF Health Sciences Fund

AIM VARIABLE INSURANCE FUNDS (SERVICE SHARES)               JANUS ASPEN SERIES (SERVICE SHARES)
AIM V.I. Basic Value Fund                                   Janus Aspen Growth Portfolio
AIM V.I. Capital Development Growth Fund                    Janus Aspen Growth and Income Portfolio

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)      MFS(R) VARIABLE INSURANCE TRUSTSM (SERVICE CLASS)
AllianceBernstein Small Value Portfolio                     MFS(R) Mid Cap Growth Series
AllianceBernstein Value Portfolio                           MFS(R) New Discovery Series
Alliance Growth and Income Portfolio                        MFS(R) Total Return Series
Alliance Premier Growth Portfolio                           MFS(R) Utilities Series
Alliance Technology Portfolio
                                                            OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)
DELAWARE GROUP PREMIUM FUND (SERVICE CLASS)                 Oppenheimer Capital Appreciation Fund/VA
DGPF Growth Opportunities Series                            Oppenheimer Global Securities Fund/VA
                                                            Oppenheimer High Income Fund/VA
DELAWARE GROUP PREMIUM FUND                                 Oppenheimer Main Street Growth & Income Fund/VA
DGPF International Equity Series                            Oppenheimer Multiple Strategies Fund/VA

EATON VANCE VARIABLE TRUST                                  PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
Eaton Vance VT Floating Rate-Income Fund                    Pioneer Emerging Markets VCT Portfolio
                                                            Pioneer Real Estate Shares VCT Portfolio
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Equity-Income Portfolio                        SCUDDER VARIABLE SERIES II
Fidelity VIP Growth Portfolio                               Scudder Technology Growth Portfolio
Fidelity VIP High Income Portfolio                          SVS Dreman Financial Services Portfolio
Fidelity VIP Overseas Portfolio
                                                            T. ROWE PRICE INTERNATIONAL SERIES, INC.
FIDELITY VARIABLE INSURANCE PRODUCTS FUND(SERVICE CLASS 2)  T. Rowe Price International Stock Portfolio
Fidelity VIP Value Strategies Portfolio


CERTAIN UNDERLYING FUNDS MAY NOT BE AVAILABLE IN ALL STATES.

Each Underlying Fund operates pursuant to different investment objectives and this range of investment options enables you to allocate your money among the Underlying Funds to meet your particular investment needs. For a more detailed description of the Underlying Funds, see INVESTMENT OBJECTIVES AND POLICIES.

GUARANTEE PERIOD ACCOUNTS. Assets supporting the guarantees under the Guarantee Period Accounts are held in the Company's Separate Account GPA, a non-unitized insulated separate account, except in California where assets are held in the Company's General Account. Values and benefits calculated on the basis of Guarantee Period Account allocations, however, are obligations of the Company's General Account. Amounts allocated to a Guarantee Period Account earn a Guaranteed Interest Rate declared by the Company. The level of the Guaranteed Interest Rate depends on the number of years of the Guarantee Period selected. The Company may offer up to nine Guarantee Periods ranging from two to ten years in duration. Once declared, the Guaranteed Interest Rate will not change during the duration of the Guarantee Period. If amounts allocated to a Guarantee Period Account are transferred, surrendered or applied to any annuity option at any time other than the day following the last day of the applicable Guarantee Period, a Market Value Adjustment will apply that may increase or decrease the Account's value; however, this adjustment will never be applied against your principal. In addition, earnings in the GPA after application of the Market Value Adjustment will not be less than an effective annual rate of 3%. For more information about the Guarantee Period Accounts and the Market Value Adjustment, see GUARANTEE PERIOD ACCOUNTS.

FIXED ACCOUNT. The Fixed Account is part of the General Account, which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account. Allocations to the Fixed Account are guaranteed as to principal and a minimum rate of interest. Additional excess interest may be declared periodically at the Company's discretion. Furthermore, the initial rate in effect on the date an amount is allocated to the Fixed Account is guaranteed for one year from that date. For more information about the Fixed Account see APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

THE FIXED ACCOUNT AND/OR THE GUARANTEE PERIOD ACCOUNTS MAY NOT BE AVAILABLE IN ALL STATES.

CAN I MAKE TRANSFERS AMONG THE INVESTMENT OPTIONS?

Yes. Prior to the Annuity Date, you may transfer among the Sub-Accounts investing in the Underlying Funds, the Guarantee Period Accounts, and the Fixed Account. You will incur no current taxes on transfers while your money remains in the Contract. The first 12 transfers in a Contract year are guaranteed to be free of a transfer charge. For each subsequent transfer in a Contract year, the Company does not currently charge but reserves the right to assess a processing charge guaranteed never to exceed $25. Transfers may be made to and among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the AIT Money Market Fund, are utilized at any one time. See "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT.

You also may elect at no additional charge Automatic Transfers (Dollar Cost Averaging) to gradually move money to one or more of the Underlying Funds or Automatic Account Rebalancing to ensure assets remain allocated according to your designated percentage allocation mix.

WHAT IF I NEED MY MONEY BEFORE THE ANNUITY PAYOUT PHASE BEGINS?

You may surrender the Contract or make withdrawals any time before the annuity payout phase begins. Each calendar year you can take without a surrender charge the greatest of 100% of cumulative earnings, 10% of the Contract's Accumulated Value or, if you are both an Owner and the Annuitant, an amount based on your life expectancy. (Similarly, no surrender charge will apply if an amount is withdrawn based on the Annuitant's life expectancy and the Owner is a trust or other nonnatural person.) A 10% federal tax penalty may apply to amounts deemed to be income if you are under age 591/2. Additional amounts may be withdrawn at any time but payments that have not been invested in the Contract for more than nine years may be subject to a surrender charge. (A Market Value Adjustment may apply to any withdrawal made from a Guarantee Period Account prior to the expiration of the Guarantee Period.)


In addition, you may withdraw all or a portion of your money without a surrender charge if, after the Contract is issued and before age 65, you become disabled. Also, except in New York and New Jersey where not permitted by state law, you may withdraw money without a surrender charge if, after the Contract is issued, you are admitted to a medical care facility or diagnosed with a fatal illness. For details and restrictions, see "Reduction or Elimination of Surrender Charge and Additional Amounts Credited" under "SURRENDER CHARGE" under DESCRIPTION OF THE CONTRACT.


WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?

If the Annuitant, Owner or Joint Owner should die before the Annuity Date, a death benefit will be paid to the beneficiary. Upon the death of the Annuitant (or an Owner who is also an Annuitant), the death benefit is equal to the GREATEST of:


   - The Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary claim paperwork, increased by any positive Market Value Adjustment;

   - Gross payments compounded daily at the effective annual yield of 5%, starting on the date each payment was applied (5% compounding not available in Hawaii and New York), decreased proportionately to reflect withdrawals; or

   - The death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.

This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of (a) the Accumulated Value (increased by any positive Market Value Adjustment) or (b) gross payments compounded daily at the effective annual yield of 5% (except in Hawaii and New York where (b) equals gross payments). The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of (a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment; (b) gross payments compounded daily at the effective annual yield of 5% (gross payments in Hawaii and New York) or
(c) the locked-in value of the death benefit at the first anniversary. The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken.


At the death of an Owner who is not also the Annuitant during the accumulation phase, the death benefit will equal the Contract's Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary paperwork, increased by any positive Market Value Adjustment.


(If the Annuitant dies after the Annuity Date but before all guaranteed annuity benefit payments have been made, the remaining payments will be paid to the beneficiary at least as rapidly as under the annuity option in effect. See "DEATH BENEFIT" under DESCRIPTION OF THE CONTRACT.)


In addition, if you elected the optional Enhanced Earnings Rider at issue, additional amounts may be payable to your beneficiary if the Annuitant dies prior to the Annuity Date. For a detailed discussion of the benefits under the Enhanced Earnings Rider, see OPTIONAL ENHANCED EARNINGS RIDER" under DESCRIPTION OF THE CONTRACT.


WHAT CHARGES WILL I INCUR UNDER MY CONTRACT?

If the Accumulated Value on a Contract anniversary or at surrender is less than $50,000, the Company will deduct a $30 Contract fee from the Contract. The Contract fee is currently waived for a Contract issued to and maintained by a trustee of a 401(k) plan.

Should you decide to surrender the Contract, make withdrawals, or receive payments under certain annuity options, you may be subject to a surrender charge. If applicable, this charge will be between 1% and 8% of payments withdrawn, based on when the payments were originally made.

Depending upon the state in which you live, a deduction for state and/or local premium taxes may be made as described in "PREMIUM TAXES" under CHARGES AND DEDUCTIONS.

The Company will deduct, on a daily basis, an annual mortality and expense risk charge and administrative expense charge equal to 1.25% and 0.20%, respectively, of the average daily net assets invested in each. The Funds will incur certain management fees and expenses which are described in "Other Charges," "VARIABLE ACCOUNT DEDUCTIONS" under CHARGES AND DEDUCTIONS. and in the prospectuses of the Underlying Funds, which accompany this Prospectus. These charges vary among the Underlying Funds and may change from year to year. In addition, management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. For specific information regarding the existence and effect of any waivers/reimbursements see "Annual Underlying Fund Expenses" under SUMMARY OF FEES AND EXPENSES.


If you elected the optional Enhanced Earnings Rider at issue, a separate monthly charge is deducted from the Contract's Accumulated Value. For specific charges, see "OPTIONAL RIDER CHARGE" under CHARGES AND DEDUCTIONS.


CAN I EXAMINE THE CONTRACT?

Yes. Your Contract will be delivered to you after your purchase. If you return the Contract to the Company within ten days of receipt, the Contract will be canceled. (There may be a longer period in certain states; see the "Right to

Examine" provision on the cover of your Contract.) If you cancel the Contract, you will receive a refund of any amounts allocated to the Fixed and Guarantee Period Accounts and the Accumulated Value of any amounts allocated to the Sub-Accounts (plus any fees or charges that may have been deducted.) However, if state law requires or if the Contract was issued as an Individual Retirement Annuity ("IRA"), you will receive the greater of the amount described above or your entire payment. See "RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY" and "RIGHT TO CANCEL ALL OTHER CONTRACTS" under DESCRIPTION OF THE CONTRACT.

CAN I MAKE FUTURE CHANGES UNDER MY CONTRACT?

You can make several changes after receiving your Contract:

  - You may assign your ownership to someone else, except under certain qualified plans.

  - You may change the beneficiary, unless you have designated a beneficiary irrevocably.

  -  You may change your allocation of payments.

  - You may make transfers of accumulated value among your current investments without any tax consequences.

  - You may cancel the Contract within ten days of delivery (or longer if required by state law).

             DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS
                   AND THE UNDERLYING INVESTMENT COMPANIES


THE COMPANIES. Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial") is a life insurance company organized under the laws of Delaware in July 1974. Its Principal Office is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000. Allmerica Financial is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, Allmerica Financial is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2001, Allmerica Financial had over $XX billion in assets and over $ XX billion of life insurance in force. Allmerica Financial is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC").

First Allmerica Financial Life Insurance Company ("First Allmerica"), organized under the laws of Massachusetts in 1844, is among the five oldest life insurance companies in America. As of December 31, 2001, First Allmerica and its subsidiaries had over $XX billion combined assets and over $XX billion of life insurance in force. First Allmerica is a wholly owned subsidiary of AFC. First Allmerica's principal office ("Principal Office") is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000.


First Allmerica is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, First Allmerica is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

Both companies are charter members of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

THE VARIABLE ACCOUNTS. Each Company maintains a separate account called Separate Account VA-K (the "Variable Account"). The Variable Account of Allmerica Financial was authorized by vote of the Board of Directors of the Company on November 1, 1990. The Variable Account of First Allmerica was authorized by vote of the Board of Directors of the Company on August 20, 1991. Each Variable Account is registered with the SEC as a unit investment trust under the 1940 Act. This registration does not involve the supervision or management of investment practices or policies of the Variable Accounts or the Company by the SEC.

Separate Account VA-K is a separate investment account of the Company. The assets used to fund the variable portions of the Contracts are set aside in the Sub-Accounts of the Variable Account, and are kept separate and apart from the general assets of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company, but the income, capital gains, or capital losses of each Sub-Account are allocated to such Sub-Account, without regard to other income, capital gains, or capital losses of the Company. Obligations under the Contracts are obligations of the Company. Under Delaware and Massachusetts law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Variable Account and the Sub-Accounts. The Company also offers other variable annuity contracts investing in the Variable Account which are not discussed in this Prospectus. In addition the Variable Account may invest in other underlying funds which are not available to the Contracts described in this Prospectus.

ALLMERICA INVESTMENT TRUST. Allmerica Investment Trust ("AIT") is an open-end, diversified, management investment company registered with the SEC under the 1940 Act. AIT was established as a Massachusetts business trust on October 11, 1984, for the purpose of providing a vehicle for the investment of assets of various separate accounts established by the Company or other affiliated insurance companies. Fourteen investment portfolios of AIT currently are available under the Contract, each issuing a series of shares:
AIT Core Equity Fund, AIT Equity Index Fund, AIT Government Bond Fund, AIT Money Market Fund, AIT Select Aggressive Growth Fund, AIT Select Capital Appreciation Fund, AIT Select Emerging Markets Fund, AIT Select Growth Fund, AIT Select Growth and Income Fund, AIT Select International Equity Fund, AIT Select Investment Grade Income Fund, AIT Select Strategic Growth Fund, AIT Select Strategic Income Fund and the AIT Select Value Opportunity Fund. The assets of each Fund are held separate from the assets of the other Funds. Each Fund operates as a separate investment vehicle and the

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income or losses of one Fund have no effect on the investment performance of another Fund. Shares of AIT are not offered to the general public but solely to such variable accounts.

The trustees have overall responsibility for the supervision of the affairs of AIT. The Trustees have entered into a management agreement ("Management Agreement") with Allmerica Financial Investment Management Services, Inc. ("AFIMS"), a wholly owned subsidiary of Allmerica Financial, to handle the day-to-day affairs of AIT. AFIMS, subject to Trustee review, is responsible for the general management of the Funds. AFIMS also performs certain administrative and management services for AIT, furnishes to AIT all necessary office space, facilities and equipment and pays the compensation, if any, of officers and Trustees who are affiliated with AFIMS.


AIM VARIABLE INSURANCE FUNDS. AIM Variable Insurance Funds ("AVIF"), an open-end, series, management investment company, was organized as a Maryland corporation on January 22, 1993, changed to a Delaware business trust on May 1, 2000, and is registered with the SEC under the 1940 Act. The investment advisor for the AIM V.I. Aggressive Growth Fund, AIM V.I. Basic Value Fund, AIM V.I. Blue Chip Fund, AIM V.I. Capital Development Growth Fund, and the AIM V.I. Premier Equity Fund is A I M Advisors, Inc. ("AIM"). AIM was organized in 1976, and, together with its subsidiaries, manages or advises over 130 investment company portfolios encompassing a broad range of investment objectives.

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. Alliance Variable Products Series Fund, Inc. ("Alliance") is registered with the SEC as an open-end, management investment company. Five of its separate investment portfolios are currently available under the Contract. Alliance Variable Products Series Fund's investment adviser is Alliance Capital Management, L.P. ("Alliance Capital"), a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.


DELAWARE GROUP PREMIUM FUND. Delaware Group Premium Fund ("DGPF"), previously a Maryland Corporation organized on February 19, 1987 and reorganized as a Delaware business trust on December 15, 1999, is an open-end management investment company registered with the SEC under the 1940 Act. Delaware Management Company, a series of Delaware Management Business Trust ("Delaware Management") is the investment adviser for the DGPF Growth Opportunities Series. The investment advisor for the DGPF International Equity Series is Delaware International Advisers Ltd. ("Delaware International").

EATON VANCE VARIABLE TRUST. Eaton Vance Variable Trust is an open-end management investment company organized as a Massachusetts business trust on August 14, 2000 and registered with the SEC under the 1940 Act. Eaton Vance Management ("Eaton Vance'), 255 State Street, Boston, Massachusetts, manages the Eaton Vance VT Floating Rate-Income Fund.


FIDELITY VARIABLE INSURANCE PRODUCTS FUND. Fidelity Variable Insurance Products Fund ("Fidelity VIP"), managed by Fidelity Management & Research Company ("FMR"), is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981 and registered with the SEC under the 1940 Act. Five of its investment portfolios are available under the Contract: Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio, Fidelity VIP Overseas Portfolio, and Fidelity VIP Value Strategies Portfolio.


Various Fidelity companies perform certain activities required to operate Fidelity VIP. FMR is one of America's largest investment management organizations, and has its principal business address at 82 Devonshire Street, Boston, Massachusetts. It is composed of a number of different companies which provide a variety of financial services and products. FMR is the original Fidelity Company, founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. As part of their operating expenses, the portfolios of Fidelity VIP pay a monthly investment management fee to FMR for managing investment and business affairs. The prospectus of Fidelity VIP contains additional information concerning the portfolios, including information about additional expenses paid by the portfolios, and should be read in conjunction with this Prospectus.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II. Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), managed by FMR (see discussion above), is an open-end, diversified management investment company organized as a Massachusetts business trust on March 21, 1988, and registered with the SEC under the 1940 Act. Two of its investment portfolios are available under the
Contract: the Fidelity VIP II Asset Manager Portfolio and Fidelity VIP II Contrafund(R) Portfolio.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III. Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), managed by FMR (see discussion above) is an open-end, diversified management investment company registered with the SEC under the 1940 Act. Two of its investment portfolios are available under the Contract: the Fidelity VIP III Growth Opportunities Portfolio and Fidelity VIP III Mid Cap Portfolio.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST. Franklin Templeton Variable Insurance Products Trust ("FT VIP") and the funds' investment managers and their affiliates manage over $XXX billion (as of December 31, 2001). The investment adviser to the FT VIP Franklin Growth and Income Securities Fund, FT VIP Franklin Large Cap Growth Securities Fund, FT VIP Franklin Small Cap Fund, FT VIP Franklin Small Cap Value Securities Fund, FT VIP Mutual Shares Securities Fund, FT VIP Templeton Foreign Securities Fund, is Franklin Advisers, Inc.


INVESCO VARIABLE INVESTMENT FUNDS, INC. INVESCO Variable Investment Funds, Inc. ("INVESCO VIF") is an open-end, diversified, no-load management investment company which was incorporated under the laws of Maryland on August 19, 1993. The investment adviser to the INVESCO VIF Health Sciences Fund is INVESCO Funds Group, Inc.

JANUS ASPEN SERIES. Janus Aspen Series ("Janus Aspen") is an open-end, management investment company registered with the SEC. It was organized as a Delaware business trust on May 20, 1993. Janus Capital is the investment adviser of Janus Aspen. Two of its investment portfolios are available under the Contract: Janus Aspen Growth Portfolio and Janus Aspen Growth and Income Portfolio.


MFS(R) VARIABLE INSURANCE TRUSTSM. MFS(R) Variable Insurance Trust (the "MFS Trust") is a Massachusetts business trust organized on February 1, 1994. The investment adviser for the MFS(R) Mid Cap Growth Series, MFS(R) New Discovery Series, MFS(R) Total Return Series, and MFS(R) Utilities Series is Massachusetts Financial Services Company ("MFS"), America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924. MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.

OPPENHEIMER VARIABLE ACCOUNT FUNDS. Oppenheimer Variable Account Funds ("OVAF") was organized as a Massachusetts business trust in 1984. The investment adviser for the Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Securities Fund/VA, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Growth & Income Fund/VA, Oppenheimer Multiple Strategies Fund/VA is OppenheimerFunds, Inc. ("OppenheimerFunds"). OppenheimerFunds has operated as an investment adviser since 1959. OppenheimerFunds is located at 2 World Trade Center, 34th Floor, New York, NY 10048.


PIONEER VARIABLE CONTRACTS TRUST. Pioneer Variable Contracts Trust ("Pioneer VCT") is an open-end, management investment company registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of Pioneer VCT or its separate investment portfolios. Pioneer Investment Management, Inc. ("Pioneer") is the investment adviser to each portfolio. Pioneer may enter into subadvisory agreements with other investment advisers under which a subadviser would manage the day-to-day investments of a portfolio, subject to supervision by Pioneer. Pioneer is a majority owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109.

SCUDDER VARIABLE SERIES II. Scudder Variable Series II ("SVS") is a series-type mutual fund registered with the SEC as an open-end, management investment company. The SVS Dreman Financial Services Portfolio and the Scudder Technology Growth Portfolio are offered under the Contract. Zurich Scudder Investments, Inc. serves as the investment adviser of SVS.


T. ROWE PRICE INTERNATIONAL SERIES, INC. T. Rowe Price International Series, Inc. ("T. Rowe Price"), managed by T. Rowe Price International, Inc. ("Price-International"), is an 0open-end, diversified management investment company organized in 1994 as a Maryland Corporation, and is registered with the SEC under the 1940 Act. Price-International, the investment manager, is the successor to Rowe Price-Fleming International, Inc., founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings, Limited. In 2000, Rowe Price-Fleming International became wholly owned by T. Rowe Price Associates, Inc. Price-International is one of the largest no-load international mutual fund asset managers, with approximately $XX billion (as of December 31, 2001) under management in its offices in Baltimore, London, Tokyo, Hong Kong, Singapore and Buenos Aires and Paris. One of

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its investment portfolios is available under the Contract: the T. Rowe Price
International Stock Portfolio. An affiliate of Price-International, T. Rowe Price Associates, Inc. serves as Sub-Adviser to the AIT Select Capital Appreciation Fund.

                INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING INVESTMENT COMPANIES MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. PLEASE READ THEM CAREFULLY BEFORE INVESTING. The Statements of Additional Information ("SAI") of the Underlying Funds are available upon request. There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Contract will equal or exceed the aggregate amount of the purchase payments made under the Contract.

AIT CORE EQUITY FUND -- seeks long-term growth of capital through investments primarily in common stocks and securities convertible into common stocks that are believed to represent significant underlying value in relation to current market prices.. Realization of current investment income, if any, is incidental to this objective.

AIT EQUITY INDEX FUND -- seeks to achieve investment results that correspond to the aggregate price and yield performance of a representative selection of United States publicly traded common stocks. The Equity Index Fund seeks to achieve its objective by attempting to replicate the aggregate price and yield performance of the Standard & Poor's Composite Index of 500 Stocks.

AIT GOVERNMENT BOND FUND -- seeks high income, preservation of capital and maintenance of liquidity, primarily through investments in debt instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and in related options, futures and repurchase agreements.

AIT MONEY MARKET FUND -- seeks to obtain maximum current income consistent with the preservation of capital and liquidity.

AIT SELECT AGGRESSIVE GROWTH FUND -- seeks above-average capital appreciation by investing primarily in common stocks of companies which are believed to have significant potential for capital appreciation.

AIT SELECT CAPITAL APPRECIATION FUND -- seeks long-term growth of capital. Realization of income is not a significant investment consideration and any income realized on the Fund's investments will be incidental to its primary objective.

AIT SELECT EMERGING MARKETS FUND -- seeks long-term growth of capital by investing in the world's emerging markets.

AIT SELECT GROWTH FUND -- seeks to achieve long-term growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected on the basis of their long-term growth potential.

AIT SELECT GROWTH AND INCOME FUND -- seeks a combination of long-term growth of capital and current income. The Fund will invest primarily in dividend-paying common stocks and securities convertible into common stocks.

AIT SELECT INTERNATIONAL EQUITY FUND -- seeks maximum long-term total return (capital appreciation and income). The Fund will invest primarily in common stocks of established non-U.S. companies.

AIT SELECT INVESTMENT GRADE INCOME FUND -- seeks as high a level of total return (including both income and capital appreciation) as is consistent with prudent investment management.

AIT SELECT STRATEGIC GROWTH FUND -- seeks long-term growth capital appreciation.

AIT SELECT STRATEGIC INCOME FUND -- seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing in various types of fixed income securities.

AIT SELECT VALUE OPPORTUNITY FUND -- seeks long-term growth of capital by investing principally in diversified portfolio of common stocks of small and mid-size companies whose securities at the time of purchase are considered by the Sub-Adviser to be undervalued.

AIM V.I. AGGRESSIVE GROWTH FUND -- seeks to achieve long-term growth of capital.

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AIM V.I. BASIC VALUE FUND -- seeks to provide long-term growth of capital.


AIM V.I. BLUE CHIP FUND -- seeks to achieve as high a total return as possible, consistent with preservation of capital.


AIM V.I. CAPITAL DEVELOPMENT GROWTH FUND -- seeks long-term capital of growth.

AIM V.I. PREMIER EQUITY FUND -- seeks to achieve long-term growth of capital (formerly known as AIM V.I. Value Fund)

ALLIANCEBERNSTEIN SMALL VALUE PORTFOLIO (CLASS B) -- seeks long-term growth of capital.

ALLIANCEBERNSTEIN VALUE PORTFOLIO (CLASS B) -- seeks long-term growth of capital.


ALLIANCE GROWTH AND INCOME PORTFOLIO (CLASS B) -- seeks to provide current income and capital appreciation through investment in dividend-paying common stocks of quality companies.

ALLIANCE PREMIER GROWTH PORTFOLIO (CLASS B) -- seeks to achieve long-term growth of capital by investing principally in equity securities of a limited number of large, carefully selected, high-quality U.S. companies.


ALLIANCE TECHNOLOGY PORTFOLIO (CLASS B) -- emphasizes growth of capital and invests for capital appreciation, and only incidentally for current income.


DGPF GROWTH OPPORTUNITIES SERIES (SERVICE CLASS) -- seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth.

DGPF INTERNATIONAL EQUITY SERIES -- seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers providing the potential for capital appreciation and income.

EATON VANCE VT FLOATING RATE-INCOME FUND -- seeks to provide a high level of current income by investing primarily in senior secured floating rate loans. The Fund will invest a substantial portion of assets in debt obligations issued in connection with corporate restructurings. The Fund invests primarily in below investment grade debt obligations which are considered speculative because of the credit risk of their issuers.

FIDELITY VIP EQUITY-INCOME PORTFOLIO -- seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

FIDELITY VIP GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation also may be found in other types of securities, including bonds and preferred stocks.

FIDELITY VIP HIGH INCOME PORTFOLIO -- seeks to obtain a high level of current income while also considering growth of capital.

FIDELITY VIP OVERSEAS PORTFOLIO -- seeks long-term growth of capital primarily through investments in foreign securities and provides a means for aggressive investors to diversify their own portfolios by participating in companies and economies outside of the United States.


FIDELITY VIP VALUE STRATEGIES PORTFOLIO (SERVICE CLASS 2) -- seeks capital appreciation.


FIDELITY VIP II ASSET MANAGER PORTFOLIO -- seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term money market instruments.

FIDELITY VIP II CONTRAFUND(R) PORTFOLIO (SERVICE CLASS 2) -- seeks long-term capital appreciation. The Portfolio invests primarily in common stocks of domestic and foreign issuers whose value is not fully recognized by the public. The Portfolio may invest in either growth stocks or value stocks or both.

FIDELITY VIP III GROWTH OPPORTUNITIES PORTFOLIO (SERVICE CLASS 2) -- seeks to provide capital growth by primarily investing in common stocks of domestic and foreign issuers. The Portfolio may also invest in other types of securities including bonds.

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FIDELITY VIP III MID CAP PORTFOLIO (SERVICE CLASS 2) -- seeks long-term growth of capital. The Portfolio invests primarily in common stocks of domestic and foreign issuers with medium market capitalizations. The Portfolio may invest in either growth stocks or value stocks or both.

FT VIP FRANKLIN GROWTH AND INCOME SECURITIES FUND (CLASS 2) -- seeks capital appreciation. The secondary goal is to provide current income. The Fund invests primarily in equity securities of companies principally engaged in the natural resources sector (formerly known as FT VIP Franklin Natural Resources Securities Fund - Class 2)

FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND (CLASS 2) -- seeks capital appreciation.


FT VIP FRANKLIN SMALL CAP FUND (CLASS 2) -- seeks long-term capital growth. The fund invests primarily in equity securities of U.S. small cap companies with market cape values of less than $1.5 billion or similar in size to those in the Russell 2000 Index, at the time of purchase.


FT VIP FRANKLIN SMALL CAP VALUE SECURITIES PORTFOLIO (CLASS 2) -- seeks long-term total return. Income, while not a goal, is a secondary consideration (formerly known as FT VIP Franklin Value Securities Fund).

FT VIP MUTUAL SHARES SECURITIES FUND (CLASS 2) -- seeks capital appreciation. Its secondary goal is income. The fund invests primarily in equity securities of companies the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).

FT VIP TEMPLETON FOREIGN SECURITIES FUND (CLASS 2) -- seeks long-term capital growth. The fund invests primarily in an international portfolio of common stocks (formerly known as FT VIP Templeton Foreign International Securities
Fund).


INVESCO VIF HEALTH SCIENCES FUND -- seeks to make an investment grow. The fund is aggressively managed and invests primarily in equity securities of companies that develop, produce or distribute products or services related to health care.

JANUS ASPEN GROWTH PORTFOLIO (SERVICE SHARES) -- seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio invests primarily in common stocks of larger, more established companies selected for their growth potential.

JANUS ASPEN GROWTH AND INCOME PORTFOLIO (SERVICE SHARES) -- seeks long-term capital growth and income. The Portfolio normally emphasizes investments in common stocks.


MFS(R) MID CAP GROWTH SERIES (SERVICE CLASS) -- seeks long-term growth of capital.

MFS(R) NEW DISCOVERY SERIES (SERVICE CLASS) -- seeks capital appreciation.

MFS(R) TOTAL RETURN SERIES (SERVICE CLASS) -- seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital and secondarily to provide a reasonable opportunity for growth of capital and income.

MFS(R) UTILITIES SERIES (SERVICE CLASS) -- seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities).

OPPENHEIMER CAPITAL APPRECIATION FUND/VA (CLASS B) -- seeks capital appreciation to makes your investment grow.

OPPENHEIMER GLOBAL SECURITIES FUND/VA (CLASS B) -- seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

OPPENHEIMER HIGH INCOME FUND/VA (CLASS B) -- seeks a high level of current income.

OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA (CLASS B) -- seeks high total return, which includes growth in the value of its shares as well as current income, from equity and debt securities.

OPPENHEIMER MULTIPLE STRATEGIES FUND/VA (CLASS B) -- seeks a total investment return, which includes current income and capital appreciation in the value of its shares.

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PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS II) -- seeks to invest in securities of emerging market issuers for long-term growth of capital.


PIONEER REAL ESTATE SHARES VCT PORTFOLIO (CLASS II) -- seeks to invest primarily in REITs and other real estate industry companies for long-term growth of capital. Current income is the portfolio's secondary investment objective (formerly known as Pioneer Real Estate Growth VCT Portfolio).


SCUDDER TECHNOLOGY GROWTH PORTFOLIO -- seeks growth of capital.

SVS DREMAN FINANCIAL SERVICES PORTFOLIO -- seeks long-term capital appreciation by investing primarily in common stocks and other equity securities of companies in the financial services industry believed by the Portfolio's investment manager to be undervalued.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO -- seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

CERTAIN UNDERLYING FUNDS HAVE INVESTMENT OBJECTIVES AND/OR POLICIES SIMILAR TO THOSE OF OTHER UNDERLYING FUNDS. THEREFORE, TO CHOOSE SUB-ACCOUNTS WHICH BEST MEET INDIVIDUAL NEEDS AND OBJECTIVES, CAREFULLY READ THE UNDERLYING FUND PROSPECTUSES.

If there is a material change in the investment policy of a Sub-Account or the Fund in which it invests, the Owner will be notified of the change. If the Owner has Accumulated Value allocated to that Fund, he or she may have the Accumulated Value reallocated without charge to another Fund or to the Fixed Account, where available, on written request received by the Company within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or (2) the receipt of the notice of the Owner's right to transfer.

                  PERFORMANCE INFORMATION

The Contract was first offered to the public by Allmerica Financial Life Insurance and Annuity Company in 1996 and by First Allmerica Financial Life Insurance Company in 1997. The Company, however, may advertise "total return" and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence (Tables 1A and 1B) and
(2) the periods that the Underlying Funds have been in existence (Tables 2A and 2B.) Performance results in Tables 1A and 2A are calculated with all charges assumed to be those applicable to the Contract, the Sub-Accounts and the Underlying Funds and also assume that the Contract is surrendered at the end of the applicable period. Performance results in Tables 1B and 2B do not include the Contract fee and assume that the Contract is not surrendered at the end of the applicable period. Both the total return and yield figures are based on historical earnings and are not intended to indicate future performance.

The total return of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Variable Account charges, and expressed as a percentage.

The average annual total return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in the AIT Money Market Fund refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account investing in a Fund other than the AIT Money Market Fund refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

Quotations of average annual total return as shown in Table 1A are calculated in the manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five

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and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.45%, the $30 annual Contract fee the Underlying Fund charges and the surrender charge which would be assessed if the investment were completely withdrawn at the end of the specified period. The calculation is not adjusted to reflect the deduction of any optional rider charges. Quotations of supplemental average total returns, as shown in Table 1B, are calculated in exactly the same manner and for the same periods of time except that they do not reflect the Contract fee and assume that the Contract is not surrendered at the end of the periods shown.

The performance shown in Tables 2A and 2B of Appendix B and C is calculated in exactly the same manner as that in Tables 1A and 1B of Appendix B and C respectively; however, the period of time is based on the Underlying Fund's lifetime, which may predate the Sub-Account's inception date. These performance calculations are based on the assumption that the Sub-Account corresponding to the applicable Underlying Fund was actually in existence throughout the stated period and that the contractual charges and expenses during that period were equal to those currently assessed under the Contract.

Performance Tables for Contracts issued by Allmerica Financial Life Insurance and Annuity Company can be found in Appendix B. Performance Tables for Contracts issued by First Allmerica Financial Life Insurance Company can be found in Appendix C. For more detailed information about these performance calculations, including actual formulas, see the SAI.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared, in reports and promotional literature, to: (1) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index or other unmanaged indices so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (2) other groups of variable annuity separate accounts or other investment products tracked by Lipper, Inc., a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or (3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain contract features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

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                 DESCRIPTION OF THE CONTRACT

PAYMENTS


The Company issues a Contract when its underwriting requirements, which include receipt of the initial payment and allocation instructions by the Company at its Principal Office, are met. These requirements also may include the proper completion of an application; however, where permitted, the Company may issue a Contract without completion of an application and/or signature for certain classes of annuity Contracts. If all issue requirements are not completed within five business days of the Company's receipt of the initial payment, the payment will be returned immediately unless the applicant authorizes the Company to retain it pending completion of all issue requirements. The Company reserves the right to reject an application or request to issue a Contract. Any such rejection will not discriminate unfairly among purchasers.


Payments may be made to the Contract at any time prior to the Annuity Date or prior to payment of a death benefit, subject to certain minimums:


   - Currently, the initial payment must be at least $5000 ($2,000 for IRAs). A lower minimum amount may be permitted if monthly automatic payments are being forwarded directly from a financial institution.


   -  Each subsequent payment must be at least $50.

   - The minimum allocation to a Guarantee Period Account is $1,000. If less than $1,000 is allocated to a Guarantee Period Account, the Company reserves the right to apply that amount to the AIT Money Market Fund.

Payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax. The initial net payment is credited to the Contract and allocated among the requested investment options as of the date that all issue requirements are met. To the extent permitted by law, however, if the Contract is issued as an IRA or is issued in certain states, any portion of the initial net payment and additional net payments received during the Contract's first 15 days measured from the issue date, allocated to any Sub-Account and/or any Guarantee Period Account, will be held in the AIT Money Market Fund until the end of the 15-day period. Thereafter, these amounts will be allocated as requested.

Generally, unless otherwise requested, all subsequent payments will be allocated among the investment options in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. Subsequent payments will be credited as of the Valuation Date received at the Principal Office on the basis of accumulation unit value next determined after receipt. Prior to the Annuity Date, you may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the AIT Money Market Fund.


This Contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of an Underlying Fund. These and similar activities may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Contract Owners. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not purchase this Contract.

In order to prevent "market timing" activities that may harm or disadvantage other Contract Owners, the Company may (a) reject or restrict any specific payment and transfer request and (b) impose specific limitations with respect to market timers, including restricting transfers by market timers to certain Underlying Funds. In addition, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's investment adviser, the Underlying Fund would be /unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, the Company may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, the Company reserves the right to impose, without prior notice, restrictions on allocations and transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Contract Owners.

RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY


An individual purchasing a Contract intended to qualify as an IRA may cancel the Contract at any time within ten days after receipt of the Contract and receive a refund. In order to cancel the Contract, the Owner must mail or deliver the Contract to the agent through whom the Contract was purchased, to the Principal Office at 440 Lincoln Street, Worcester, MA 01653, or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Contract for cancellation to be effective.

Within seven days, the Company will provide a refund equal to the gross payment(s) received. In some states, however, the refund may equal the greater of (1) gross payments, or (2) gross payments allocated to the Fixed Account and the Guarantee Period Accounts plus the Accumulated Value of any amounts allocated to the Variable Account plus any amounts deducted under the Contract or by the Underlying Funds for taxes, charges or fees. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate whether the refund will be equal to gross payments or equal to the greater of (a) or (b) as set forth above.

The liability of the Variable Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.


RIGHT TO CANCEL ALL OTHER CONTRACTS


An Owner may cancel the Contract at any time within ten days after receipt of the Contract (or longer if required by state law) and receive a refund. In most states, the Company will pay the Owner an amount equal to the sum of (1) the difference between the payment received, including fees, and any amount allocated to the Variable Account, and (2) the Accumulated Value of amounts allocated to the Variable Account as of the date the request is received. If the Contract was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the IRA cancellation right described above will be used. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.

In order to comply with New York regulations concerning the purchase of a new annuity contract to replace an existing life or annuity contract (a "replacement"), an Owner who purchases the Contract in New York as a replacement may cancel within 60 days after receipt. In order to cancel the Contract, the Owner must mail or deliver it to the Company's Principal Office or to one of its authorized representatives. The Company will refund an amount equal to the Surrender Value plus all fees and charges and the Contract will be void from the beginning.


TELEPHONE TRANSACTIONS PRIVILEGE

Subject to state law, you, or anyone you authorize, may initiate transactions over the telephone, unless you notify the Company of your election not to have this privilege. The policy of the Company and its agents and affiliates is that it will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded. The Company reserves the right to modify or discontinue this privilege at any time without prior notice.

The Company cannot guarantee that that you, or any other person you authorize, will always be able to reach us to complete a telephone transaction. Under these circumstances, you should submit your request in writing or other form acceptable to us.

TRANSFER PRIVILEGE

At any time prior to the Annuity Date and subject to the market timing limitations described above in "PAYMENTS," an Owner may transfer amounts among investment options upon written or, in most jurisdictions, telephone request to the Company. Transfers may be made to or among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the AIT Money Market Account, are utilized at any one time. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer request.


Transfers to a Guarantee Period Account must be at least $1,000. If the amount to be transferred to a Guarantee Period Account is less than $1,000, the Company may transfer that amount to the AIT Money Market Fund. Transfers from a Guarantee Period Account prior to the expiration of the Guarantee Period will be subject to a Market Value Adjustment.

The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. The Company does not currently charge for additional transfers but reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing these additional transfers. If you authorize periodic transfers under an Automatic Transfer option (Dollar Cost Averaging) or Automatic Account Rebalancing option, the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent transfer or rebalancing under that request in the same or subsequent Contract year is without charge and does not reduce the remaining number of transfers which may be made free of charge in the Contract year.

To the extent permitted by law, the Company reserves the right, from time to time, to credit an enhanced interest rate to an initial and/or subsequent payment made to the Fixed Account when it is being used as the source account from which to process automatic transfers. For more information see ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM in the SAI.


AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING) AND AUTOMATIC ACCOUNT REBALANCING OPTIONS. The Owner may elect automatic transfers of a predetermined dollar amount, not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from either the Fixed Account, the Sub-Account investing in the AIT Money Market Fund or the Sub-Account investing in the AIT Government Bond Fund (the "source accounts") to one or more available Sub-Accounts. Automatic transfers may not be made into the Fixed Account, the Guarantee Period Accounts or, if applicable, the Underlying Fund being used as the source account. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically, and the Owner must provide a new request to the Company.

The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, quarterly, semi-annual or annual basis in accordance with percentage allocations specified by the Owner. As frequently as specified by the Owner, the Company will review the percentage allocations in the Funds and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue until the Owner's request to terminate or change the option is received by the Company. As such, subsequent payments allocated in a manner different from the percentage allocation mix in effect on the date the payment is received will be allocated in accordance with the existing mix on the next scheduled date unless the Owner's timely request to change the allocation mix is received by the Company.

The Company reserves the right to limit the number of Sub-Accounts that may be used for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. Currently, Dollar Cost Averaging and Automatic Account Rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Contract is purchased or at a later date.


SURRENDER


At any time prior to the Annuity Date, the Owner may surrender the Contract and receive its Surrender Value, less any tax withholding. The Owner must return the Contract and a signed, written request for surrender, satisfactory to the Company, to the Principal Office. The Surrender Value will be calculated based on the Contract's Accumulated Value as of the Valuation Date on which the request and the Contract are received at the Principal Office.

Before the Annuity Date, a surrender charge may be deducted when a Contract is surrendered if payments have been credited to the Contract during the last nine full Contract years. See CHARGES AND DEDUCTIONS. The Contract fee will be deducted upon surrender of the Contract.

After the Annuity Date, only Contracts annuitized under a commutable period certain option may be surrendered. The amount payable is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments. No surrender charge is imposed after the Annuity Date.

Any amount surrendered is normally payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and withdrawals of amounts in each Sub-Account in any period during which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has, by order, permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.

The Company reserves the right to defer surrenders and withdrawals of amounts allocated to the Company's Fixed Account and Guarantee Period Accounts for a period not to exceed six months.

The surrender rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program ("Texas ORP") are restricted; see "TAX-SHELTERED ANNUITIES" and "TEXAS OPTIONAL RETIREMENT PROGRAM."

For important tax consequences which may result from surrender, see FEDERAL TAX CONSIDERATIONS.


WITHDRAWALS


At any time prior to the Annuity Date, the Owner may withdraw a portion of the Accumulated Value of his or her Contract, subject to the limits stated below. The Owner must submit a signed, written request for withdrawal, satisfactory to the Company, to the Principal Office. The written request must indicate the dollar amount the Owner wishes to receive and the investment options from which such amount is to be withdrawn. The amount withdrawn equals the amount requested by the Owner plus any applicable surrender charge, as described under CHARGES AND DEDUCTIONS. In addition, amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment, as described under GUARANTEE PERIOD ACCOUNTS.

Where allocations have been made to more than one investment option, a percentage of the withdrawal may be allocated to each such option. A withdrawal from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount withdrawn, computed as of the Valuation Date that the request is received at the Principal Office.

Each withdrawal must be in a minimum amount of $100. Except in New York where no specific balance is required, no withdrawal will be permitted if the Accumulated Value remaining under the Contract would be reduced to less than $1,000. Withdrawals will be paid in accordance with the time limitations described under "SURRENDER" above.

For important restrictions on withdrawals which are applicable to Owners who are participants under Section 403(b) plans or under the Texas ORP, see "TAX-SHELTERED ANNUITIES" and "TEXAS OPTIONAL RETIREMENT PROGRAM."

For important tax consequences which may result from withdrawals, see FEDERAL TAX CONSIDERATIONS.

SYSTEMATIC WITHDRAWALS. The Owner may elect an automatic schedule of withdrawals (systematic withdrawals) from amounts in the Sub-Accounts and/or the Fixed Account on a monthly, bi-monthly, quarterly, semi-annual or annual basis. Systematic withdrawals from Guarantee Period Accounts are not available. The minimum amount of each automatic withdrawal is $100, and will be subject to any applicable withdrawal charges. If elected at the time of purchase, the Owner must designate in writing the specific dollar amount of each withdrawal and the percentage of this amount which should be taken from each designated Sub-Account and/or the Fixed Account. Systematic withdrawals then will begin on the date indicated on the application. If elected after the issue date, the Owner may specify in writing a specific dollar amount and the percentage of this amount to be taken from each designated Sub-Account and/or the Fixed Account, or the Owner may elect to withdraw a specific percentage of the Accumulated Value calculated as of the withdrawal dates, and may designate the percentage of this amount which should be taken from each account. The first withdrawal will take place on the date the written request is received at the Principal Office or, if later, on a date specified by the Owner.

If a withdrawal would cause the remaining Accumulated Value to be less than $1,000, systematic withdrawals may be discontinued. Systematic withdrawals will cease automatically on the Annuity Date. The Owner may change or terminate systematic withdrawals only by written request to the Principal Office.

LIFE EXPECTANCY DISTRIBUTIONS. Each calendar year prior to the Annuity Date, an Owner who also is the Annuitant may take without surrender charge a series of systematic withdrawals from the Contract according to the Company's life expectancy distribution ("LED") option. The Owner must return a properly signed LED request form to the Principal Office.

The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual LED distributions, and may terminate the LED option at any time. Under contracts issued in Hawaii and New York, the LED option will terminate automatically on the maximum Annuity Date permitted under the Contract, at which time an Annuity Option must be selected.

If an Owner elects the Company's LED option, (based on the applicable IRS table), in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge based on the Owner's then life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one) and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. Under the Company's LED option, the amount withdrawn from the Contract changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 16 years, but a person who attains age 86 has a life expectancy of another 6.5 years. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.

(Note: this option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code
Section 72(t). As such, the withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Contract and may be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see, "TAXATION OF THE CONTRACTS IN GENERAL" under FEDERAL TAX CONSIDERATIONS. In addition, if the amount necessary to meet the substantially equal periodic payment definition is greater than the Company's LED amount, a surrender charge may apply to the amount in excess of the LED amount.)

The Company may discontinue or change the LED option at any time, but not with respect to election of the option made prior to the date of any change in the LED option.


DEATH BENEFIT

In the event that the Annuitant, Owner or Joint Owner, if applicable, dies while the Contract is in force, the Company will pay the beneficiary a death benefit, except where the Contract is continued as provided below in "THE SPOUSE OF THE OWNER AS BENEFICIARY." The amount of the death benefit and the time requirements for receipt of payment may vary depending upon whether the Annuitant or an Owner dies first, and whether death occurs prior to or after the Annuity Date.

DEATH OF THE ANNUITANT PRIOR TO THE ANNUITY DATE. At the death of the Annuitant (including an Owner who is also the Annuitant), the death benefit is equal to the greatest of (a) the Contract's Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary claim paperwork, increased by any positive Market Value Adjustment;
(b) gross payments compounded daily at the effective annual yield of 5% starting on the date each payment is applied, decreased proportionately to reflect withdrawals (except in Hawaii and New York where (b) equals gross payments decreased proportionately to reflect withdrawals) or (c) the death benefit that would have been payable on the most recent contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals. For each withdrawal under (a) or (b) above, the proportionate reduction is calculated as the death benefit under this option immediately prior to the withdrawal multiplied by the withdrawal amount and divided by the Accumulated Value immediately prior to the withdrawal.

This guaranteed death benefit works in the following way assuming no withdrawals are made: On the first anniversary, the death benefit will be equal to the greater of (a) the Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary claim paperwork (increased by any positive Market Value Adjustment) or (b) gross payments compounded daily at the effective annual yield of 5% (except in Hawaii and New York where (b) equals gross payments). The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of (a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment; (b) gross payments compounded daily at the effective annual yield of 5% (gross payments in Hawaii and New York) or (c) the locked-in value of the death benefit at the first anniversary. The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken.

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See APPENDIX E -- THE DEATH BENEFIT for specific examples of death benefit calculations.

DEATH OF AN OWNER WHO IS NOT ALSO THE ANNUITANT PRIOR TO THE ANNUITY DATE. If an Owner who is not also the Annuitant dies before the Annuity Date, the death benefit will be the Accumulated Value increased by any positive Market Value Adjustment. The death benefit never will be reduced by a negative Market Value Adjustment.

PAYMENT OF THE DEATH BENEFIT PRIOR TO THE ANNUITY DATE. The death benefit generally will be paid to the beneficiary in one sum within seven business days of the receipt of due proof of death at the Principal Office unless the Owner has specified a death benefit annuity option. Instead of payment in one sum, the beneficiary may, by written request, elect to:

   (1) defer distribution of the death benefit for a period no more than five years from the date of death; or

   (2) receive distributions over the life of the beneficiary or for a period certain not extending beyond the beneficiary's life expectancy, with annuity benefit payments beginning one year from the date of death.

If distribution of the death benefit is deferred under (1) or (2), any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the AIT Money Market Fund. The excess, if any, of the death benefit over the Accumulated Value also will be added to the AIT Money Market Fund. The beneficiary may, by written request, effect transfers and withdrawals during the deferral period and prior to annuitization under (2), but may not make additional payments. The death benefit will reflect any earnings or losses experienced during the deferral period. If there are multiple beneficiaries, the consent of all is required.

With respect to the death benefit, the Accumulated Value under the Contract will be based on the unit values next computed after due proof of the death has been received.

DEATH OF THE ANNUITANT ON OR AFTER THE ANNUITY DATE. If the Annuitant's death occurs on or after the Annuity Date but before completion of all guaranteed annuity benefit payments, any unpaid amounts or installments will be paid to the beneficiary. The Company must pay out the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death.


THE SPOUSE OF THE OWNER AS BENEFICIARY


The Owner's spouse, if named as the sole beneficiary, may by written request continue the Contract rather than receiving payment of the death benefit. Upon such election, the spouse will become the Owner and Annuitant subject to the following: (1) any value in the Guarantee Period Accounts will be transferred to the AIT Money Market Fund; (2) the excess, if any, of the death benefit over the Contract's Accumulated Value also will be added to the AIT Money Market Fund. The resulting value never will be subject to a surrender charge when withdrawn. The new Owner may also make additional payments; however, a surrender charge will apply to these amounts if they are withdrawn before they have been invested in the Contract for at least nine years. All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Contract when the new Owner dies.

OPTIONAL ENHANCED EARNINGS RIDER (EER)


The Enhanced Earnings Rider (EER) may be elected at issue in most jurisdictions as long as the Annuitant has not yet attained age 76. The Rider provides for additional amounts to be paid to the beneficiary under certain circumstances in the event that the Annuitant dies prior to the Annuity Date.

The Company reserves the right to terminate the availability of the EER at any time; however, such a termination would not effect Riders issued prior to the termination date.

CONDITIONS FOR PAYMENT OF THE EER BENEFIT

For any benefit to be payable under the EER, certain conditions must be met, as follows:

1.  The Annuitant's death must occur prior to the Annuity Date.

2.  The difference between (a) and (b) must be greater than zero, where:

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   (a) is the Accumulated Value, and

   (b) is gross payments not previously withdrawn.

   If (a) minus (b) is zero or less, no benefit will be payable.

Under the EER, Accumulated Value is determined on the Valuation Date on which due proof of death and all necessary documentation have been received at the Principal Office.

For purposes of the EER, withdrawals will be considered withdrawn from earnings first and then withdrawn from gross payments on a last-in, first-out basis. Therefore, the value of the EER largely depends on the amount of earnings that accumulate under the Contract. If you expect to withdraw the earnings from your Accumulated Value, electing the EER may not be appropriate. Your financial representative can help you determine if the EER is appropriate in your circumstances.

AMOUNT OF EER BENEFIT

ANNUITANT'S AGE AT ISSUE - 0 TO 70 - If a benefit is payable under the EER and the Contract was issued prior to the Annuitant's 71st birthday, it will be equal to the LESSER of:

(a) 50% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 50% of the difference between the Accumulated Value and gross payments not previously withdrawn.

ANNUITANT'S AGE AT ISSUE - 71 TO 75 - If a benefit is payable under the EER and the Contract was issued on or after the Annuitant's 71st birthday and before his/her 76th birthday, it will be equal to the LESSER of:

(a) 25% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 25% of the difference between the Accumulated Value and gross payments not previously withdrawn.

The EER benefit shall be paid in the same manner that the death benefit is paid prior to the Annuity Date.

EXAMPLES

EXAMPLE 1. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Annuitant dies five years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $150,000.

The EER benefit on that date is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x 100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% x (150,000 - 100,000)) = $25,000

The EER benefit is equal to $25,000 under (b), which is the lesser of $50,000 (50% x 100,000) and $25,000 (50% x (150,000 - 100,000)).

EXAMPLE 2. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Annuitant dies ten years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $250,000.

The EER benefit on that date is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x $100,000) = $50,000; or


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(b) 50% of the difference between the Accumulated Value and the gross payments
    (not previously withdrawn) made to the Contract = (50% x ($250,000 - $100,000)) = $75,000

The EER benefit is equal to $50,000 under (a), which is the lesser of $50,000 (50% x $100,000) and $75,000 (50% x ($250,000 - $100,000)).

EXAMPLE 3. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $15,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal is considered to be a withdrawal of $15,000 of earnings. Immediately after the withdrawal, the Accumulated Value is $135,000 and the gross payments (not previously withdrawn) is $100,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x $100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% x ($135,000 - $100,000)) = $17,500

The EER benefit is equal to $17,500 under (b), which is the lesser of $50,000 (50% x 100,000) and $17,500 (50% x ($135,000 - $100,000)).

EXAMPLE 4. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $65,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of the withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal of $65,000 is considered to be a withdrawal of $50,000 earnings and $15,000 of gross payments. Immediately after the withdrawal, the Accumulated Value is $85,000 and the gross payments (not previously withdrawn) is $85,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x $85,000) = $42,500; or


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(b) 50% of the difference between the Accumulated Value and the gross payments
    (not previously withdrawn) made to the contract = (50% x ($85,000 - $85,000)) = $0

The EER benefit is equal to $0 under (b), which is the lesser of $42,500 (50% x $85,000) and $0 (50% x ($85,000 - $85,000)).

TERMINATING THE EER

Once the EER is chosen, it cannot be discontinued unless the underlying Contract is surrendered, annuitized, or a death benefit is payable. The EER will terminate on the earliest of the following:

1.  the Annuity Date;

2.  the date the Contract is surrendered;

3.  the date the Company determines a death benefit is payable; or

4. if the deceased Owner's spouse, who is the sole beneficiary, continues the contract.

If the payment of the death benefit is deferred under the Contract or if the Contract is continued by the deceased Owner's spouse, the amount of the EER benefit, if any, will be applied to the Contract through an allocation to the Sub-Account investing in the AIT Money Market Fund and the Rider will terminate.

THE EER MAY NOT BE AVAILABLE IN ALL STATES.


ASSIGNMENT

The Contract, other than one sold in connection with certain qualified plans, may be assigned by the Owner at any time prior to the Annuity Date and while the Annuitant is alive. The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Principal Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Contract. The interest of the Owner and of any beneficiary will be subject to any assignment.

For important tax liability which may result from assignments, see FEDERAL TAX CONSIDERATIONS.


ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE


The Owner selects the Annuity Date. To the extent permitted by law, the Annuity Date may be the first day of any month (1) before the Annuitant's 85th birthday, if the Annuitant's age on the issue date of the Contract is 75 or under, or (2) within ten years from the issue date of the Contract and before the Annuitant's 90th birthday, if the Annuitant's age on the issue date is between 76 and 90. The Owner may elect to change the Annuity Date by sending a request to the Principal Office at least one month before the Annuity date. The new Annuity Date must be the first day of any month occurring before the Annuitant's 90th birthday, and must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. In no event will the latest possible annuitization age exceed 90. The Internal Revenue Code (the "Code") and the terms of qualified plans impose limitations on the age at which annuity benefit payments may commence and the type of annuity option selected. See FEDERAL TAX CONSIDERATIONS for further information.

Subject to certain restrictions described below, the Owner has the right (1) to select the annuity option under which annuity benefit payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Certain annuity options may be commutable or noncommutable. A commutable option provides the payee with the right to request a lump sum payment of any remaining balance after annuity payments have commenced. Under a noncommutable option, the payee may not request a lump sum payment. Annuity benefit payments are determined according to the annuity tables in the Contract, by the annuity option selected, and by the investment performance of the Sub-Accounts selected. See "Annuity Benefit Payments" in the SAI.

To the extent a fixed annuity payout is selected, Accumulated Value will be transferred to the Fixed Account of the Company, and the annuity benefit payments will be fixed in amount. See APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

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Under a variable annuity payout option, a payment equal to the value of the fixed number of Annuity Units in the Sub-Accounts is made monthly, quarterly, semi-annually or annually. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each annuity benefit payment will vary.


The annuity option selected must produce an initial payment of at least $50 (a lower amount may be required in some states). The Company reserves the right to increase this minimum amount. If the annuity option selected does not produce an initial payment which meets this minimum, a single payment may be made. Once the Company begins making annuity benefit payments, the Annuitant cannot make withdrawals or surrender the annuity benefit, except where a commutable period certain option has been elected. Beneficiaries entitled to receive remaining payments under either a commutable or non-commutable "period certain" option may elect instead to receive a lump sum settlement. See "DESCRIPTION OF VARIABLE ANNUITY OPTIONS" below.

If the Owner does not elect an option, a variable life annuity with periodic payments guaranteed for ten years will be purchased. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.

DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS


The Company provides the variable annuity payout options described below. Currently, variable annuity payout options may be funded through the Sub-Accounts investing in the AIT Select Growth and Income Fund, the AIT Equity Index Fund, the AIT Core Equity Fund and the AIT Money Market Fund.

The Company also provides these same options funded through the Fixed Account (fixed annuity payout). Regardless of how payments were allocated during the accumulation period, any of the variable payout options or the fixed payout options may be selected, or any of the variable payout options may be selected in combination with any of the fixed annuity payout options. The Company may offer other annuity options. IRS regulations may not permit certain of the available annuity options when used in connection with certain qualified Contracts.

VARIABLE LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR TEN YEARS. This variable annuity is payable periodically during the lifetime of the Annuitant with the guarantee that if the Annuitant should die before all payments have been made, the remaining annuity benefit payments will continue to the beneficiary.

VARIABLE LIFE ANNUITY PAYABLE PERIODICALLY DURING LIFETIME OF THE ANNUITANT ONLY. This variable annuity is payable during the payee's life. It would be possible under this option for the Annuitant to receive only one annuity benefit payment if the Annuitant dies prior to the due date of the second annuity benefit payment, two annuity benefit payments if the Annuitant dies before the due date of the third annuity benefit payment, and so on. Payments will continue, however, during the lifetime of the Annuitant, no matter how long he or she lives.

UNIT REFUND VARIABLE LIFE ANNUITY. This is an annuity payable periodically during the lifetime of the Annuitant with the guarantee that if (1) exceeds
(2), then periodic variable annuity benefit payments will continue to the beneficiary until the number of such payments equals the number determined in
(1).

      Where: (1) is the dollar amount of the Accumulated Value at annuitization divided by the dollar amount of the first payment, and

             (2) is the number of payments paid prior to the death of the
                 Annuitant.

JOINT AND SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to the Annuitant and another individual during their joint lifetime, and then continues thereafter during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be either the person designated as the Annuitant in the Contract or the beneficiary. There is no minimum number of payments under this option.

JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to the Annuitant and another individual during their joint lifetime, and then continues during the lifetime of the survivor. The amount of each periodic payment to the survivor, however, is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant in the Contract or the beneficiary. There is no minimum number of payments under this option.

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

PERIOD CERTAIN VARIABLE ANNUIT (PAYMENTS GUARANTEED FOR A SPECIFIC NUMBER OF YEARS). This variable annuity has periodic payments for a stipulated number of years ranging from one to thirty. If the Annuitant dies before the end of the period, remaining payments will continue to be made. A fixed period certain annuity may be either commutable or noncommutable. A variable period certain annuity is automatically commutable.

It should be noted that the period certain option does not involve a life contingency. In computing payments under this option, the Company deducts a charge for annuity rate guarantees, which includes a factor for mortality risks. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under a period certain option to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to election of the option made prior to the date of any change in this practice.

L. ANNUITY BENEFIT PAYMENTS


DETERMINATION OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT. The amount of the first monthly payment depends upon the selected variable annuity option, the sex (however, see "NORRIS DECISION" below) and age of the Annuitant, and the value of the amount applied under the annuity option ("annuity value"). The Contract provides annuity rates that determine the dollar amount of the first periodic payment under each variable annuity option for each $1,000 of applied value. From time to time, the Company may offer its Owners both fixed and variable annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class.


The dollar amount of the first periodic annuity benefit payment is calculated based upon the type of annuity option chosen, as follows:

   - For life annuity options and noncommutable fixed period certain options of ten years or more (six or more years under New York Contracts), the dollar amount is determined by multiplying (1) the Accumulated Value applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

   - For all commutable fixed period certain options, any noncommutable fixed period certain option of less than ten years (less than six years under New York Contracts) and all variable period certain options, the dollar amount is determined by multiplying (1) the Surrender Value less premium taxes, if any, applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

   - For a death benefit annuity, the annuity value will be the amount of the death benefit.

The first periodic annuity benefit payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity benefit payment is due. The Company transmits variable annuity benefit payments for receipt by the payee by the first of a month. Variable annuity benefit payments are currently based on unit values as of the 15th day of the preceding month.

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the net investment factor of the Sub-Account for the current Valuation Period and divided by the assumed interest rate for the current Valuation Period The assumed interest rate, discussed below, is incorporated in the variable annuity options offered in the Contract.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS. The dollar amount of the first variable annuity benefit payment is divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS. The dollar amount of each periodic variable annuity benefit payment after the first will vary with the value of the Annuity Units of the selected Sub-Account(s). The dollar amount of each subsequent variable annuity benefit payment is determined by multiplying the fixed number of Annuity Units (derived from the dollar amount of the first payment, as described above) with respect to a

                                      39
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Sub-Account by the value of an Annuity Unit of that Sub-Account on the applicable Valuation Date.

The variable annuity options offered by the Company are based on a 3.5% assumed interest rate, which affects the amounts of the variable annuity benefit payments. Variable annuity benefit payments with respect to a Sub-Account will increase over periods when the actual net investment result of the Sub-Account exceeds the equivalent of the assumed interest rate. Variable annuity benefit payments will decrease over periods when the actual net investment results are less than the equivalent of the assumed interest rate.


For an illustration of a calculation of a variable annuity benefit payment using a hypothetical example, see "Annuity Benefit Payments" in the SAI.

NORRIS DECISION


In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on the greater of (1) the Company's unisex non-guaranteed current annuity option rates, or (2) the guaranteed unisex rates described in such Contract, regardless of whether the Annuitant is male or female.


COMPUTATION OF VALUES


THE ACCUMULATION UNIT. Each net payment is allocated to the investment options selected by the Owner. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Contract is equal to the portion of the net payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Principal Office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a withdrawal or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account, and will reflect the investment performance, expenses and charges of its Underlying Funds. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account.

Allocations to the Guarantee Period Accounts and the Fixed Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See GUARANTEE PERIOD ACCOUNTS and APPENDIX A --MORE INFORMATION ABOUT THE FIXED ACCOUNT.

The Accumulated Value under the Contract is determined by (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and (3) adding the amount of the accumulations in the Fixed Account and Guarantee Period Accounts, if any.

NET INVESTMENT FACTOR. The Net Investment Factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. This factor is equal to 1.000000 plus the result from dividing (1) by
(2) and subtracting the sum of (3) and (4) where:

   (1) is the investment income of a Sub-Account for the Valuation Period, including realized or unrealized capital gains and losses during the Valuation Period, adjusted for provisions made for taxes, if any;

   (2) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

   (3) is a charge for mortality and expense risks equal to 1.25% on an annual basis of the daily value of the Sub-Account's assets; and

   (4) is an administrative charge equal to 0.20% on an annual basis of the daily value of the Sub-Account's assets.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

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For an illustration of an Accumulation Unit calculation using a hypothetical example, see the SAI.

                            CHARGES AND DEDUCTIONS

Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the prospectuses and SAIs of the Underlying Funds.


VARIABLE ACCOUNT DEDUCTIONS


MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a charge against the assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. The charge is imposed during both the accumulation phase and the annuity payout phase. The mortality risk arises from the Company's guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity payout option selected), no matter how long the Annuitant (or other payee) lives and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity payout phase on all Contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contract and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. This charge may not be increased. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be 0.80% for mortality risk and 0.45% for expense risk.

ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily charge equal to an annual rate of 0.20% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation phase and the annuity payout phase. The daily administrative expense charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account, without profits. There is no direct relationship, however, between the amount of administrative expenses imposed on a given Contract and the amount of expenses actually attributable to that Contract.

Deductions for the Contract fee (described below under "CONTRACT FEE") and for the administrative expense charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Variable Account and the Contract include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.


OTHER CHARGES. Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. Management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. For specific information regarding the existence and effect of any waiver/reimbursements see "Annual Underlying Fund Expenses" under SUMMARY OF FEES AND EXPENSES. The prospectuses and SAI's of the Underlying Funds contain additional information concerning expenses of the Underlying Funds.


CONTRACT FEE

A $30 Contract fee currently is deducted on the Contract anniversary date and upon full surrender of the Contract if the Accumulated Value on any of these dates is less than $50,000. The Contract fee is currently waived for Contracts issued to and maintained by the trustee of a 401(k) plan. The Company reserves the right to impose a

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Contract fee up to $30 on Contracts issued to 401(k) plans but only with respect to Contracts issued after the date the waiver is no longer available. Where amounts have been allocated to more than one investment option, a percentage of the total Contract fee will be deducted from the value in each. The portion of the charge deducted from each investment option will be equal to the percentage which the value in that investment option bears to the Accumulated Value under the Contract. The deduction of the Contract fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that Sub-Account.


Where permitted by law, the Contract fee also may be waived for Contracts where, on the date of issue, either the Owner or the Annuitant is within the class of "eligible persons" as defined in "Reduction or Elimination of Surrender Charge and Additional Amounts Credited" under "SURRENDER CHARGE" below.

OPTIONAL RIDER CHARGE

Subject to state availability, the Company currently offers an optional Enhanced Earnings Rider that the Owner may elect at issue if the Annuitant has not yet attained age 76. A separate monthly charge is made for the Rider through a pro-rata reduction of the Accumulated Value of the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts. The pro-rata reduction is based on the relative value that the Accumulation Units of the Sub-Accounts, the dollar amounts in the Fixed Account and the dollar amounts in the Guarantee Period Accounts bear to the total Accumulated Value.

The applicable monthly charge is equal to the Accumulated Value on the last day of each month within which the Rider has been in effect multiplied by 1/12th of 0.25%. For a description of the Rider, see "OPTIONAL ENHANCED EARNINGS RIDER" under DESCRIPTION OF THE CONTRACT.

PREMIUM TAXES


Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%.

The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

   1. if the premium tax was paid by the Company when payments were received, the premium tax charge may be deducted on a pro-rata basis when withdrawals are made, upon surrender of the Contract, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for these Contracts at the time the payments are received); or

   2. the premium tax charge is deducted in total when annuity benefit payments begin.

In no event will a deduction be taken before the Company has incurred a tax liability under applicable state law.

If no amount for premium tax was deducted at the time the payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Contracts Accumulated Value at the time such determination is made.


SURRENDER CHARGE


No charge for sales expense is deducted from payments at the time the payments are made. A surrender charge, however, is deducted from the Accumulated Value in the case of surrender and/or a withdrawal or at the time annuity benefit payments begin, within certain time limits described below.

For purposes of determining the surrender charge, the Accumulated Value is divided into three categories: (1) New Payments - payments received by the Company during the nine years preceding the date of the surrender; (2) Old Payments - accumulated payments invested in the Contract for more than nine years; and (3) the amount available under the Withdrawal Without Surrender Charge provision. See "Withdrawal Without Surrender Charge" below. For purposes of determining the amount of any surrender charge, surrenders will be deemed to be taken first from amounts available as a Withdrawal Without Surrender Charge, if any, then from Old Payments, and then from New Payments. Amounts available as a Withdrawal Without Surrender Charge, followed by Old Payments, may be withdrawn from the Contract at any time without the imposition of a surrender charge. If a withdrawal is attributable all or in part to New Payments, a surrender charge may apply.

CHARGES FOR SURRENDER AND WITHDRAWAL. If the Contract is surrendered, or if New Payments are withdrawn while the Contract is in force and before the Annuity Date, a surrender charge may be imposed. The amount of the charge will depend upon the number of years that any New Payments to which the withdrawal is attributed have remained credited under the Contract. For the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See FEDERAL TAX CONSIDERATIONS for a discussion of how withdrawals are treated for income tax purposes.)

The surrender charge is as follows:

                   COMPLETEYEARS FROM     CHARGE AS PERCENTAGE OF
                   DATE OF PAYMENT      NEW PAYMENTS WITHDRAWN
                   ---------------      ----------------------
                    Less than 2            8%
                    Less than 3            7%
                    Less than 4            6%
                    Less than 5            5%
                    Less than 6            4%
                    Less than 7            3%
                    Less than 8            2%
                    Less than 9            1%
                    Thereafter             0%

The amount withdrawn equals the amount requested by the Owner plus the surrender charge, if any. The charge is applied as a percentage of the New Payments withdrawn, but in no event will the total surrender charge exceed a maximum limit of 8.0% of total gross New Payments. Such total charge equals the aggregate of all applicable surrender charges for surrender, withdrawals and annuitization.

REDUCTION OR ELIMINATION OF SURRENDER CHARGE AND ADDITIONAL AMOUNTS CREDITED. Where permitted by law, the Company will waive the surrender charge in the event that the Owner (or the Annuitant, if the Owner is not an individual) becomes physically disabled after the issue date of the Contract and before attaining age 65. Under New York Contracts, the disability also must exist for a continuous period of at least four months. The Company may require proof of such disability and continuing disability, including written confirmation of receipt and approval of any claim for Social Security Disability Benefits and reserves the right to obtain an examination by a licensed physician of its choice and at its expense. In addition, except in New York and New Jersey where not permitted by state law, the Company will waive the surrender charge in the event that an Owner (or the Annuitant, if the Owner is not an individual) is: (1) admitted to a medical care facility after the issue date and remains confined there until the later of one year after the issue date or 90 consecutive days or (2) first diagnosed by a licensed physician as having a fatal illness after the issue date of the Contract.

For purposes of the above provision, "medical care facility" means any state-licensed facility or, in a state that does not require licensing, a facility that is operating pursuant to state law, providing medically necessary inpatient care which is prescribed by a licensed "physician" in writing and based on physical limitations which prohibit daily living in a non-institutional setting; "fatal illness" means a condition diagnosed by a licensed physician which is expected to result in death within two years of the diagnosis; and "physician" means a person other than the Owner, Annuitant or a member of one of their families who is state licensed to give medical care or treatment and is acting within the scope of that license.

Where surrender charges have been waived under any of the situations discussed above, no additional payments under the Contract will be accepted unless required by state law.

In addition, from time to time the Company may allow a reduction in or elimination of the surrender charges, the period during which the charges apply, or both, and/or credit additional amounts on Contracts, when Contracts are sold to individuals or groups of individuals in a manner that reduces sales expenses. The Company will consider factors such as the following: (1) the size and type of group or class, and the persistency expected from that group or class; (2) the total amount of payments to be received, and the manner in which payments are remitted; (3) the purpose for which the Contracts are being purchased, and whether that purpose makes it likely that costs and expenses will be reduced; (4) other transactions where sales expenses are likely to be reduced; or (5) the level of commissions paid to registered representatives, selling broker-dealers or certain financial institutions with respect to

Contracts within the same group or class (for example, broker-dealers who offer the Contract in connection with financial planning services offered on a fee-for-service basis). The Company also may reduce or waive the surrender charge, and/or credit additional amounts on contracts, where either the Owner or the Annuitant on the date of issue is within the following classes of individuals ("eligible persons"): (1) any employee of the Company located at its home office or at off-site locations if such employees are on the Company's home office payroll; (2) any director of the Company; (3) any retiree who elected to retire on his/her retirement date; (4) the immediate family members of those persons identified in (1) through (3) above residing in the same household; and (5) any beneficiary who receives a death benefit under a deceased employees or retiree's progress sharing plan. For purposes of the above class of individuals, "the Company" includes affiliates and subsidiaries; "immediate family members" means children, siblings, parents and grandparents; "retirement date" means an employee's early, normal or late retirement date as defined in the Company's pension plan or any successor plan, and "progress sharing" means the First Allmerica Financial Life Insurance Company Employee's Matched Savings Plan or any successor plan.

Finally, if permitted under state law, surrender charges will be waived under a Section 403(b) Contract where the amount withdrawn is being contributed to a life insurance policy issued by the Company as part of the individual's
Section 403(b) plan.

Any reduction or elimination in the amount or duration of the surrender charge will not discriminate unfairly among purchasers of the Contract. The Company will not make any changes to this charge where prohibited by law.

Pursuant to Section 11 of the 1940 Act and Rule 11a-2 thereunder, the surrender charge is modified to effect certain exchanges of existing annuity contracts issued by the Company for the Contract. See "Exchange Offer" in the SAI.

WITHDRAWAL WITHOUT SURRENDER CHARGE. In each calendar year, the Company will waive the surrender charge, if any, on an amount ("Withdrawal Without Surrender Charge Amount") equal to the greatest of (1), (2) or (3):

      Where (1) is: 100% of Cumulative Earnings (calculated as the
                    Accumulated Value as of the Valuation Date the Company receives the withdrawal request, or the following day, reduced by total gross payments not previously withdrawn);

      Where (2) is: 10% of the Accumulated Value as of the
                    Valuation Date the Company receives the withdrawal request, or the following day, reduced by the total amount of any prior withdrawals made in the same calendar year to which no surrender charge was applied; and

      Where (3) is: The amount calculated under the Company's life expectancy distribution option (see "Life Expectancy Distributions" above) whether or not the withdrawal was part of such distribution (applies only if Annuitant is also an Owner).

For example, an 81-year-old Owner/Annuitant with an Accumulated Value of $15,000, of which $1,000 is Cumulative Earnings, would have a Withdrawal Without Surrender Charge Amount of $1,530 which is equal to the greatest of:

   (1) Cumulative Earnings ($1,000);

   (2) 10% of Accumulated Value ($1,500); or

   (3) LED of 10.2% of Accumulated Value ($1,530).

The Withdrawal Without Surrender Charge Amount first will be deducted from Cumulative Earnings. If the Withdrawal Without Surrender Charge Amount exceeds Cumulative Earnings, the excess amount will be deemed withdrawn from payments not previously withdrawn on a last-in first-out ("LIFO") basis. This means that the last payments credited to the Contract will be withdrawn first. If more than one withdrawal is made during the year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Withdrawal Without Surrender Charge Amount has been withdrawn. Amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment.

SURRENDERS. In the case of a complete surrender, the amount received by the Owner is equal to the Surrender Value net of any applicable tax withholding. Subject to the same rules applicable to withdrawals, the Company will not assess a surrender charge on an amount equal to the Withdrawal Without Surrender Charge Amount described above.

Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Contract on a terminating employee, the trustee will be permitted to reallocate all or a part of the Accumulated Value under the Contract to other contracts issued by the Company and owned by the trustee, with no deduction for any otherwise applicable surrender charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the Valuation Date on which a written, signed request is received at the Principal Office.

For further information on surrender and withdrawal, including minimum limits on amount withdrawn and amount remaining under the Contract in the case of withdrawal, and important tax considerations, see "SURRENDER" and "WITHDRAWALS" under DESCRIPTION OF THE CONTRACT, and see FEDERAL TAX CONSIDERATIONS.

CHARGE AT THE TIME ANNUITY BENEFIT PAYMENTS BEGIN. If the Owner chooses any commutable period certain option or a noncommutable fixed period certain option for less than ten years (less than six years under New York contracts), a surrender charge will be deducted from the Accumulated Value of the Contract if the Annuity Date occurs at any time when a surrender charge would still apply had the Contract been surrendered on the Annuity Date.

No surrender charge is imposed at the time of annuitization in any Contract year under an option involving a life contingency or for any noncommutable fixed period certain option for ten years or more (six or more years under New York contracts). A Market Value Adjustment, however, may apply. See GUARANTEE PERIOD ACCOUNTS. If the Owner of a fixed annuity contract issued by the Company wishes to elect a variable annuity option, the Company may permit such Owner to exchange, at the time of annuitization, the fixed contract for a Contract offered in this Prospectus. The proceeds of the fixed contract, minus any surrender charge applicable under the fixed contract if a period certain option is chosen, will be applied towards the variable annuity option desired by the Owner. The number of Annuity Units under the option will be calculated using the Annuity Unit values as of the 15th of the month preceding the Annuity Date.


TRANSFER CHARGE

The Company currently makes no charge for processing transfers. The Company guarantees that the first 12 transfers in a Contract year will be free of transfer charge, but reserves the right to assess a charge, guaranteed never to exceed $25, for each subsequent transfer in a Contract year to reimburse it for the expense of processing transfers. For more information, see "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT.


                        GUARANTEE PERIOD ACCOUNTS

Due to certain exemptive and exclusionary provisions in the securities laws, interests in the Guarantee Period Accounts and the Company's Fixed Account are not registered as an investment company under the provisions of the Securities Act of 1933 (the "1933 Act") or the 1940 Act. Accordingly, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Guarantee Period Accounts or the Fixed Account. Nevertheless, disclosures regarding the Guarantee Period Accounts and the Fixed Account of the Contract or any fixed benefits offered under these accounts may be subject to the provisions of the 1933 Act relating to the accuracy and completeness of statements made in the Prospectus.

INVESTMENT OPTIONS. In most jurisdictions, Guarantee Periods ranging from two through ten years may be available. Each Guarantee Period established for the Owner is accounted for separately in a non-unitized segregated account, except in California where it is accounted for in the Company's General Account. Each Guarantee Period Account provides for the accumulation of interest at a Guaranteed Interest Rate. The Guaranteed Interest Rate on amounts allocated or transferred to a Guarantee Period Account is determined from time to time by the Company in accordance with market conditions. Once an interest rate is in effect for a Guarantee Period Account, however, the Company may not change it during the duration of the Guarantee Period. In no event will the Guaranteed Interest Rate be less than 3%.

To the extent permitted by law, the Company reserves the right at any time to offer Guarantee Periods with durations that differ from those which were available when a Contract initially was issued and to stop accepting new allocations, transfers or renewals to a particular Guarantee Period.

Owners may allocate net payments or make transfers from any of the Sub-Accounts, the Fixed Account or an existing Guarantee Period Account to establish a new Guarantee Period Account at any time prior to the Annuity Date. Transfers from a Guarantee Period Account, on any date other than on the day following the expiration of that

Guarantee Period, will be subject to a Market Value Adjustment. The Company establishes a separate investment account each time the Owner allocates or transfers amounts to a Guarantee Period except that amounts allocated to the same Guarantee Period on the same day will be treated as one Guarantee Period Account. The minimum that may be allocated to establish a Guarantee Period Account is $1,000. If less than $1,000 is allocated, the Company reserves the right to apply that amount to the AIT Money Market Fund. The Owner may allocate amounts to any of the Guarantee Periods available.

At least 45 days, but not more than 75 days, prior to the end of a Guarantee Period, the Company will notify the Owner in writing of the expiration of that Guarantee Period. At the end of a Guarantee Period the Owner may transfer amounts to the Sub-Accounts, the Fixed Account or establish a new Guarantee Period Account of any duration then offered by the Company without a Market Value Adjustment. If reallocation instructions are not received at the Principal Office before the end of a Guarantee Period, the account value automatically will be applied to a new Guarantee Period Account with the same duration unless (1) less than $1,000 would remain in the Guarantee Period Account on the expiration date, or (2) the Guarantee Period would extend beyond the Annuity Date or is no longer available. In such cases, the Guarantee Period Account value will be transferred to the Sub-Account investing in the AIT Money Market Fund. Where amounts have been renewed automatically in a new Guarantee Period, the Company currently gives the Owner an additional 30 days to transfer out of the Guarantee Period Account without application of a Market Value Adjustment. This practice may be discontinued or changed with notice at the Company's discretion.


MARKET VALUE ADJUSTMENT. No Market Value Adjustment will be applied to transfers, withdrawals, or a surrender from a Guarantee Period Account on the expiration of its Guarantee Period. No Market Value Adjustment will apply to amounts deducted for Contract fees or rider charges. In addition, no negative Market Value Adjustment will be applied to a death benefit although a positive Market Value Adjustment, if any, will be applied to increase the value of the death benefit when based on the Contract's Accumulated Value. See "DEATH BENEFIT" under DESCRIPTION OF THE CONTRACT. All other transfers, withdrawals, or a surrender prior to the end of a Guarantee Period will be subject to a Market Value Adjustment, which may increase or decrease the account value. Amounts applied under an annuity option are treated as withdrawals when calculating the Market Value Adjustment. The Market Value Adjustment will be determined by multiplying the amount taken from each Guarantee Period Account before deduction of any Surrender Charge by the market value factor. The market value factor for each Guarantee Period Account is equal to:

                            n/365
               [(1+i)/(1+j)]     -1

      where: i is the Guaranteed Interest Rate expressed as a decimal for (example: 3% = 0.03) being credited to the current Guarantee Period;

             j is the new Guaranteed Interest Rate, expressed as a decimal, for a Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the next higher number of whole years. If that rate is not available, the Company will use a suitable rate or index allowed by the Department of Insurance; and

            n is the number of days remaining from the Effective Valuation
              Date to the end of the current Guarantee Period.

Based on the application of this formula, the value of a Guarantee Period Account will increase after the Market Value Adjustment is applied if the then current market rates are lower than the rate being credited to the Guarantee Period Account. Similarly, the value of a Guarantee Period Account will decrease after the Market Value Adjustment is applied if the then current market rates are higher than the rate being credited to the Guarantee Period Account. The Market Value Adjustment is limited, however, so that even if the account value is decreased after application of a Market Value Adjustment, it will equal or exceed the Owner's principal plus 3% earnings per year less applicable Contract fees. Conversely, if the then current market rates are lower and the account value is increased after the Market Value Adjustment is applied, the increase in value is also affected by the minimum guaranteed rate of 3% such that the amount that will be added to the Guarantee Period Account is limited to the difference between the amount earned and the 3% minimum guaranteed earnings. For examples of how the Market Value Adjustment works, see APPENDIX D -- SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT.

WITHDRAWALS. Prior to the Annuity Date, the Owner may make withdrawals of amounts held in the Guarantee Period Accounts. Withdrawals from these accounts will be made in the same manner and be subject to the same rules as set forth under "SURRENDER" and "WITHDRAWALS" under DESCRIPTION OF THE CONTRACT. In addition, the following provisions also apply to withdrawals from a Guarantee Period Account: (1) a Market Value Adjustment will apply to all withdrawals, including Withdrawals Without Surrender Charge, unless made at the end of the Guarantee Period; and (2) the Company reserves the right to defer payments of amounts withdrawn from a Guarantee Period Account for up to six months from the date it receives the withdrawal request. If deferred for 30 days or more, the Company will pay interest on the amount deferred at a rate of at least 3%.

In the event that a Market Value Adjustment applies to a withdrawal of a portion of the value of a Guarantee Period Account, it will be calculated on the amount requested and deducted or added to the amount remaining in the Guarantee Period Account. If the entire amount in a Guarantee Period Account is requested, the adjustment will be made to the amount payable. If a surrender charge applies to the withdrawal, it will be calculated as set forth under "SURRENDER CHARGE" under CHARGES AND DEDUCTIONS after application of the Market Value Adjustment.


                         FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a Contract, on withdrawals or surrenders, on annuity benefit payments, and on the economic benefit to the Owner, Annuitant, or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. In addition, this discussion does not address state or local tax consequences that may be associated with the Contract.

IT SHOULD BE RECOGNIZED THAT THE FOLLOWING DISCUSSION OF FEDERAL INCOME TAX ASPECTS OF AMOUNTS RECEIVED UNDER VARIABLE ANNUITY CONTRACTS IS NOT EXHAUSTIVE, DOES NOT PURPORT TO COVER ALL SITUATIONS, AND IS NOT INTENDED AS TAX ADVICE. A QUALIFIED TAX ADVISER ALWAYS SHOULD BE CONSULTED WITH REGARD TO THE APPLICATION OF LAW TO INDIVIDUAL CIRCUMSTANCES.


GENERAL


THE COMPANY. The Company intends to make a charge for any effect which the income, assets, or existence of the Contract, the Variable Account or the Sub-Accounts may have upon its tax. The Variable Account presently is not subject to tax, but the Company reserves the right to assess a charge for taxes should the Variable Account at any time become subject to tax. Any charge for taxes will be assessed on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each separate account as though that separate account were a separate taxable entity.

The Variable Account is considered a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Code. The Company files a consolidated tax return with its affiliates.

DIVERSIFICATION REQUIREMENTS. The IRS has issued regulations under Section 817(h)of the Code relating to the diversification requirements for variable annuity and variable life insurance contracts. The regulations prescribed by the Treasury Department provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of its assets is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. Under this section of the Code, if the investments are not adequately diversified, the Contract will not be treated as an annuity contract and therefore, the income on the Contract, for any taxable year of the Owner, would be treated as ordinary income received or accrued by the Owner. It is anticipated that the Underlying Funds will comply with the current diversification requirements. In the event that future IRS regulations and/or rulings would require Contract modifications in order to remain in compliance with the diversification standards, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.

INVESTOR CONTROL. In order for a variable annuity contract to qualify for tax deferral, the Company, and not the variable contract owner, must be considered to be the owner for tax purposes of the assets in the segregated asset account underlying the variable annuity contract. In certain circumstances, however, variable annuity contract owners may now be considered the owners of these assets for federal income tax purposes. Specifically, the IRS has stated in published rulings that a variable annuity contract owner may be considered the owner of segregated account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations do not provide guidance governing the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account. This announcement also states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued. The Company, therefore, additionally reserves the right to modify the Contract as necessary in order to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the segregated asset account underlying the variable annuity contracts.


QUALIFIED AND NON-QUALIFIED CONTRACTS

From a federal tax viewpoint there are two types of variable annuity contracts, "qualified" contracts and "non-qualified" contracts. A qualified contract is one that is purchased in connection with a retirement plan which meets the requirements of Sections 401, 403, or 408 of the Code, while a non-qualified contract is one that is not purchased in connection with one of the indicated retirement plans. The tax treatment for certain withdrawals or surrenders will vary, depending on whether they are made from a qualified contract or a non-qualified contract. For more information on the tax provisions applicable to qualified contracts, SEE "PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS" below.

TAXATION OF THE CONTRACTS IN GENERAL


The Company believes that the Contracts described in this Prospectus will, with certain exceptions (see "Nonnatural Owner" below), be considered annuity contracts under Section 72 of the Code. Please note, however if the Owner chooses an Annuity Date beyond the Annuitant's 85th birthday, it is possible that the Contract may not be considered an annuity for tax purposes and therefore the Owner may be taxed on the annual increase in Accumulated Value. The Owner should consult tax and financial advisors for more information. This section governs the taxation of annuities. The following discussion concerns annuities subject to Section 72.

WITHDRAWALS PRIOR TO ANNUITIZATION. With certain exceptions, any increase in the Contract's Accumulated Value is not taxable to the Owner until it is withdrawn from the Contract. Under the current provisions of the Code, amounts received under an annuity contract prior to annuitization (including payments made upon the death of the annuitant or owner), generally are first attributable to any investment gains credited to the contract over the taxpayer's "investment in the contract." Such amounts will be treated as gross income subject to federal income taxation. "Investment in the contract" is the total of all payments to the Contract which were not excluded from the Owner's gross income less any amounts previously withdrawn which were not included in income. Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity contracts issued by the same insurance company to the same owner during a single calendar year be treated as one contract in determining taxable distributions.

ANNUITY PAYOUTS AFTER ANNUITIZATION. When annuity benefit payments are commenced under the Contract, generally a portion of each payment may be excluded from gross income. The excludable portion generally is determined by a formula that establishes the ratio that the investment in the Contract bears to the expected return under the Contract. The portion of the payment in excess of this excludable amount is taxable as ordinary income. Once all the investment in the Contract is recovered, the entire payment is taxable. If the annuitant dies before cost basis is recovered, a deduction for the difference is allowed on the annuitant's final tax return.

PENALTY ON DISTRIBUTION. A 10% penalty tax may be imposed on the withdrawal of investment gains if the withdrawal is made prior to age 59 1/2. The penalty tax will not be imposed on withdrawals taken on or after age 591/2, or if the withdrawal follows the death of the Owner (or, if the Owner is not an individual, the death of the primary Annuitant, as defined in the Code) or, in the case of the Owner's "total disability" (as defined in the Code). Furthermore, under Section 72 of the Code, this penalty tax will not be imposed, irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee. This requirement is met when the Owner elects to have distributions made over the Owner's life expectancy, or over the joint life expectancy of the Owner and beneficiary. The requirement that the amount be paid out as one of a series of "substantially equal" periodic payments is met when the number of units withdrawn to make each distribution is substantially the same. Any modification, other than by reason of death or disability, of distributions which are part of a series of substantially equal periodic payments that occurs before the Owner's age 59 1/2 or five years, will subject the Owner to the 10% penalty tax on the prior distributions. In addition to the exceptions above, the penalty tax will not apply to withdrawals from a qualified Contract made to an employee who has terminated employment after reaching age 55.

In a Private Letter Ruling, the IRS took the position that where distributions from a variable annuity contract were determined by amortizing the accumulated value of the contract over the taxpayer's remaining life expectancy, and the option could be changed or terminated at any time, the distributions failed to qualify as part of a "series of substantially equal payments" within the meaning of Section 72 of the Code. The distributions, therefore, were subject to the 10% federal penalty tax. This Private Letter Ruling may be applicable to an Owner who receives distributions under any LED-type option prior to age 591/2. Subsequent Private Letter Rulings, however, have treated LED-type withdrawal programs as effectively avoiding the 10% penalty tax. The position of the IRS on this issue is unclear.

ASSIGNMENTS OR TRANSFERS. If the Owner transfers (assigns) the Contract to another individual as a gift prior to the Annuity Date, the Code provides that the Owner will incur taxable income at the time of the transfer. An exception is provided for certain transfers between spouses. The amount of taxable income upon such taxable transfer is equal to any investment gain in value over the Owner's cost basis at the time of the transfer. The transfer also is subject to federal gift tax provisions. Where the Owner and Annuitant are different persons, the change of ownership of the Contract to the Annuitant on the Annuity Date, as required under the Contract, is a gift and will be taxable to the Owner as such; however, the Owner will not incur taxable income. Instead, the Annuitant will incur taxable income upon receipt of annuity benefit payments as discussed above.

NONNATURAL OWNERS. As a general rule, deferred annuity contracts owned by "nonnatural persons" (e.g., a corporation) are not treated as annuity contracts for federal tax purposes, and the investment income attributable to contributions made after February 28, 1986 is taxed as ordinary income that is received or accrued by the owner during the taxable year. This rule does not apply to annuity contracts purchased with a single payment when the annuity date is no later than a year from the issue date or to deferred annuities owned by qualified employer plans, estates, employers with respect to a terminated pension plan, and entities other than employers, such as a trust, holding an annuity as an agent for a natural person. This exception, however, will not apply in cases of any employer who is the owner of an annuity contract under a non-qualified deferred compensation plan.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax-exempt employers for their employees may invest in annuity contracts. Contributions and investment earnings are not taxable to employees until distributed; however, with respect to payments made after February 28, 1986, a Contract owned by a state or local government or a tax-exempt organization will not be treated as an annuity under Section 72 as well. In addition, plan assets are treated as property of the employer, and are subject to the claims of the employer's general creditors.


TAX WITHHOLDING


The Code requires withholding with respect to payments or distributions from non-qualified contracts and IRAs, unless a taxpayer elects not to have withholding. A 20% withholding requirement applies to distributions from most other qualified contracts. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.

The tax treatment of certain withdrawals or surrenders of the non-qualified Contracts offered by this Prospectus will vary according to whether the amount withdrawn or surrendered is allocable to an investment in the Contract made before or after certain dates.


PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS


Federal income taxation of assets held inside a qualified retirement plan and of earnings on those assets is deferred until distribution of plan benefits begins. As such, it is not necessary to purchase a variable annuity contract solely to obtain its tax deferral feature. However, other features offered under this Contract and described in this Prospectus -- such as the minimum guaranteed death benefit, the guaranteed fixed annuity rates and the wide variety of investment options -- may make this Contract a suitable investment for your qualified retirement plan.

The tax rules applicable to qualified retirement plans, as defined by the Code, are complex and vary according to the type of plan. Benefits under a qualified plan may be subject to that plan's terms and conditions irrespective of the terms and conditions of any annuity contract used to fund such benefits. As such, the following is simply a general description of various types of qualified plans that may use the Contract. Before purchasing any annuity contract for use in funding a qualified plan, more specific information should be obtained.

Qualified Contracts may include special provisions (endorsements) changing or restricting rights and benefits otherwise available to owners of non-qualified Contracts. Individuals purchasing a qualified Contract should carefully review any such changes or limitations which may include restrictions to ownership, transferability, assignability, contributions, and distributions.

SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT SHARING PLANS. Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish similar plans for themselves and their employees. Employers intending to use qualified Contracts in connection with such plans should seek competent advice as to the suitability of the Contract to their specific needs and as to applicable Code limitations and tax consequences.

The Company can provide prototype plans for certain pension or profit sharing plans for review by the plan's legal counsel. For information, ask your financial representative.


INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). Note: This term covers all IRAs permitted under Section 408 of the Code, including Roth IRAs. IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from other types of retirement plans may be "rolled over," on a tax-deferred basis, to an IRA. Purchasers of an IRA Contract will be provided with supplementary information as may be required by the IRS or other appropriate agency, and will have the right to cancel the Contract as described in this Prospectus. See "RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY" under DESCRIPTION OF THE CONTRACT.


Eligible employers that meet specified criteria may establish simplified employee pension plans (SEP-IRAs) or SIMPLE IRA plans for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs and may be deductible to the employer.


STATUS OF DEATH BENEFITS IN IRAS. Federal tax law with respect to Individual Retirement Accounts prohibits investment in life insurance contracts by such accounts. The tax regulations expressly permit an Individual Retirement Account to hold an annuity contract if the death benefit provided under the contract is no more than the greater of total payments made (net of prior withdrawals) or the contract's cash value.

Federal tax law with respect to Individual Retirement Annuities does not specifically limit the death benefit that may be provided under such annuities. The Company believes that death benefits under an annuity contract do not prevent such a contract from qualifying as an Individual Retirement Annuity so long as the death benefit is a taxable death benefit and not a tax-exempt life insurance benefit. However, it might be inferred from the regulations applicable to Individual Retirement Accounts that an Individual Retirement Annuity cannot provide a death benefit that is more than the greater of total payments (without interest) or the contract's cash value.

The Contract provides a standard death benefit that, under certain circumstances, may exceed both total payments (net of prior withdrawals) and the cash value (or Accumulated Value) of the Contract. Although the Internal Revenue Service issued a favorable opinion letter with regard to this Contract, it has recently stopped issuing such letters with respect to Individual Retirement Annuities that provide death benefits that can exceed the greater of the total payments made (net of prior withdrawals) or the contract's cash value. Although the Company believes that the use of enhanced death benefits should not result in adverse tax treatment, we can give no assurance that the IRS will refrain from taking future actions with respect to such benefits.


TAX-SHELTERED ANNUITIES ("TSAS"). Under the provisions of Section 403(b) of the Code, payments made to annuity Contracts purchased for employees under annuity plans adopted by public school systems and certain organizations which are tax exempt under Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that total annual payments do not exceed the maximum contribution permitted under the Code. Purchasers of TSA contracts should seek competent advice as to eligibility, limitations on permissible payments and other tax consequences associated with the contracts.

Withdrawals or other distributions attributable to salary reduction contributions (including earnings thereon) made to a TSA contract after December 31, 1988, may not begin before the employee attains age 591/2, separates from service, dies or becomes disabled. In the case of hardship, an Owner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may be subject to a 10% penalty tax as a premature distribution, in addition to income tax.

TEXAS OPTIONAL RETIREMENT PROGRAM. Distributions under a TSA contract issued to participants in the Texas Optional Retirement Program may not be received except in the case of the participant's death, retirement or termination of employment in the Texas public institutions of higher education. These additional restrictions are imposed under the Texas Government Code and a prior opinion of the Texas Attorney General.

                            STATEMENTS AND REPORTS

An Owner is sent a report semi-annually which provides certain financial information about the Underlying Funds. At least annually, but possibly as frequent as quarterly, the Company will furnish a statement to the Owner containing information about his or her Contract, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Contract's Accumulated Value. (Certain transactions made under recurring payment plans such as Dollar Cost Averaging may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement.

                       LOANS (QUALIFIED CONTRACTS ONLY)

Loans are available to Owners of TSA Contracts (i.e., contracts issued under Section 403(b) of the Code) and to Contracts issued to plans qualified under Sections 401(a) and 401(k) of the Code. Loans are subject to provisions of the Code and to applicable qualified retirement plan rules. Tax advisors and plan fiduciaries should be consulted prior to exercising loan privileges.

Loaned amounts will be withdrawn first from Sub-Account and Fixed Account values on a pro-rata basis until exhausted. Thereafter, any additional amounts will be withdrawn from the Guarantee Period Accounts (pro rata by duration and LIFO within each duration), subject to any applicable Market Value Adjustments. The maximum loan amount will be determined under the Company's maximum loan formula. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Contract and the amount borrowed will be transferred to a loan asset account within the Company's General Account, where it will accrue interest at a specified rate below the then-current loan rate. Generally, loans must be repaid within five years or less, and repayments must be made quarterly and in substantially equal amounts. Repayments will be allocated pro rata in accordance with the most recent payment allocation, except that any allocations to a Guarantee Period Account will be allocated instead to the AIT Money Market Fund.

              ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Funds no longer are available for investment or if, in the Company's judgment, further investment in any Underlying Fund should become inappropriate in view of the purposes of the Variable Account or the affected Sub-Account, the Company may withdraw the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to the Contract interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Variable Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by an Owner.

The Company also reserves the right to establish additional sub-accounts of the Variable Account, each of which would invest in shares corresponding to a new underlying fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new sub-accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new sub-accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Funds also are issued to separate accounts of the Company and its affiliates which issue variable life contracts ("mixed funding"). Shares of the Funds also are issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life owners or variable annuity owners. Although neither the Company nor any of the underlying investment companies currently foresee any such disadvantages to either variable life owners or variable annuity owners, the Company and the respective trustees intend to monitor events in order to identify any material conflicts between such owners, and to determine what action, if any, should be taken in response thereto. If the trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.

The Company reserves the right, subject to compliance with applicable law, to:

   (1) transfer assets from the Variable Account or any of its Sub-Accounts to another of the Company's separate accounts or sub-accounts having assets of the same class,

   (2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law,

   (3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act,

   (4) to substitute the shares of any other registered investment company for the Underlying Fund shares held by a Sub-Account, in the event that Underlying Fund shares are unavailable for investment, or if the Company determines that further investment in such Underlying Fund shares is inappropriate in view of the purpose of the Sub-Account,

   (5) to change the methodology for determining the net investment factor,

   (6) to change the names of the Variable Account or of the Sub-Accounts, and

   (7) to combine with other Sub-Accounts or other Separate Accounts of the Company.

If any of these substitutions or changes are made, the Company may endorse the Contract to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                  CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered, and to make any change to provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation. Any such changes will apply uniformly to all Contracts that are affected. You will be given written notice of such changes.

                                 VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Owners and, after the Annuity Date, from the Annuitants. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Fund, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to Contract in the same proportion. If the 1940 Act or any rules thereunder should be amended or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Contract, the Company reserves the right to do so.

The number of votes which an Owner or Annuitant may cast will be determined by the Company as of the record date established by the Underlying Fund. During the accumulation period, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Contract by the net asset value of one Underlying Fund share. During the annuity period, the number of Underlying Fund shares attributable to each Annuitant will be determined by dividing the reserve held in each Sub-Account for the Annuitant's Variable Annuity by the net asset value of one Underlying Fund share. Ordinarily, the Annuitant's voting interest in the Underlying Fund will decrease as the reserve for the Variable Annuity is depleted.

                                 DISTRIBUTION

The Contracts offered by this Prospectus may be purchased from representatives of Allmerica Investments, Inc., a registered broker-dealer under the Securities and Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. ("NASD"). Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, is also the principal underwriter and distributor and is an indirect wholly owned subsidiary of First Allmerica. The Contract also may be purchased from certain independent broker-dealers which are NASD members.

The Company pays commissions, not to exceed 5.0% of payments, to registered representatives of Allmerica Investments, Inc. Alternative commission schedules are available with lower initial commission amounts based on payments, plus ongoing annual compensation of up to 1% of Accumulated Value. Managers who supervise the agents will receive overriding commissions ranging up to no more than 2% of payments.

The Company intends to recoup commissions and other sales expenses through a combination of anticipated surrender charges and profits from the Company's General Account, which may include amounts derived from mortality and expense risk charges. Commissions paid on the Contract, including additional incentives or payments, do not result in any additional charge to Owners or to the Variable Account. Any surrender charges assessed on the Contract will be retained by the Company except for amounts it may pay to Allmerica Investments, Inc. for services it performs and expenses it may incur as principal underwriter and general distributor. Owners may direct any inquiries to their financial representative or to Annuity Client Services, Allmerica Financial Life Insurance and Annuity Company, 440 Lincoln Street, Worcester, MA 01653, telephone 1-800-533-7881.

                                LEGAL MATTERS

There are no legal proceedings pending to which the Variable Account is a party, or to which the assets of the Variable Account are subject. The Company and the Principal Underwriter are not involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

                             FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

                                  APPENDIX A
                      MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the Fixed Account are not generally subject to regulation under the provisions of the Securities Act of 1933 or the Investment Company Act of 1940. Disclosures regarding the fixed portion of the annuity contract and the Fixed Account may be subject to the provisions of the Securities Act of 1933 concerning the accuracy and completeness of statements made in the Prospectus. The disclosures in this APPENDIX A have not been reviewed by the Securities and Exchange Commission.

The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to separate accounts. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. A portion or all of net payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Under the Contracts, the minimum interest which may be credited on amounts allocated to the Fixed Account is 3% compounded annually. Additional "Excess Interest" may or may not be credited at the sole d7iscretion of the Company.

If a Contract is surrendered, or if an amount in excess of the Withdrawal Without Surrender Charge is withdrawn while the Contract is in force and before the Annuity Date, a surrender charge is imposed if such event occurs before the payments attributable to the surrender or withdrawal have been credited to the Contract for at least nine full Contract years.

STATE RESTRICTIONS: In Massachusetts, payments and transfers to the Fixed Account are subject to the following restrictions:

      If a Contract is issued prior to the Annuitant's 60th birthday, allocations to the Fixed Account will be permitted until the Annuitant's 61st birthday. On and after the Annuitant's 61st birthday, no additional Fixed Account allocations will be accepted. If the Contract is issued on or after the Annuitant's 60th birthday up through and including the Annuitant's 81st birthday, Fixed Account allocations will be permitted during the first Contract year. On and after the first Contract anniversary, no additional allocations to the Fixed Account will be permitted. If the Contract is issued after the Annuitant's 81st birthday, no payments to the Fixed Account will be permitted at any time. If an allocation designated as a Fixed Account allocation is received at the Principal Office during a period when the Fixed Account is not available due to the limitations outlined above, the monies will be allocated to the AIT Money Market Fund.

The Fixed Account is not available to Owners who purchase the Contract in the state of Oregon.

                                  APPENDIX B
                              PERFORMANCE TABLES
            ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY


                                   TABLE 1A
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
               (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)



---------------------------------------------------------------------------------------------------------
                                                                     FOR YEAR
                                                     SUB-ACCOUNT      ENDED               SINCE INCEPTION
 SUB-ACCOUNT INVESTING IN UNDERLYING FUND          INCEPTION DATE    12/31/01   5 YEARS    OF SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
AIT Core Equity Fund
AIT Equity Index Fund
AIT Government Bond Fund
AIT Money Market Fund
AIT Select Aggressive Growth Fund
AIT Select Capital Appreciation Fund
AIT Select Emerging Markets Fund
AIT Select Growth and Income Fund
AIT Select Growth Fund
AIT Select International Equity Fund
AIT Select Investment Grade Income Fund
AIT Select Strategic Growth Fund
AIT Select Strategic Income Fund
AIT Select Value Opportunity Fund
AIM V.I. Aggressive Growth Fund
AIM V.I. Basic Value Fund
AIM V.I. Blue Chip Fund
AIM V.I. Capital Development Growth Fund
AIM V.I. Premier Equity Fund
AllianceBernstein Small Value Portfolio
AllianceBernstein Value Portfolio
Alliance Growth and Income Portfolio
Alliance Premier Growth Portfolio
Alliance Technology Portfolio
DGPF Growth Opportunities Series
DGPF International Equity Series
Eaton Vance VT Floating Rate-Income Fund
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Overseas Portfolio
Fidelity VIP Value Strategies Portfolio
Fidelity VIP II Asset Manager Portfolio
Fidelity VIP II Contrafund(R) Portfolio
Fidelity VIP III Growth Opportunities Portfolio
Fidelity VIP III Mid Cap Portfolio
FT VIP Franklin Growth and Income Securities Fund
FT VIP Franklin Large Cap Growth Securities Fund
FT VIP Franklin Small Cap Fund
FT VIP Franklin Small Cap Value Securities Fund
FT VIP Mutual Shares Securities Fund
FT VIP Templeton Foreign Securities Fund

                                     B-1

INVESCO Health Sciences Fund
Janus Aspen Growth and Income Portfolio
Janus Aspen Growth Portfolio
MFS(R) Mid Cap Growth Series
MFS(R) New Discovery Series
MFS(R) Total Return Series
MFS(R) Utilities Series
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Growth & Income Fund/VA
Oppenheimer Multiple Strategies Fund/VA
Pioneer Emerging Markets VCT Portfolio
Pioneer Real Estate Shares VCT Portfolio
Scudder Technology Growth Portfolio
SVS Dreman Financial Services Portfolio
T. Rowe Price International Stock Portfolio
---------------------------------------------------------------------------------------------------------



                                  TABLE 1B
        SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                  FOR PERIODS ENDING DECEMBER 31, 2001
                     SINCE INCEPTION OF SUB-ACCOUNT
      (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)



---------------------------------------------------------------------------------------------------------
                                                                     FOR YEAR
                                                     SUB-ACCOUNT      ENDED               SINCE INCEPTION
                                                   INCEPTION DATE    12/31/01   5 YEARS    OF SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
AIT Core Equity Fund
AIT Equity Index Fund
AIT Government Bond Fund
AIT Money Market Fund
AIT Select Aggressive Growth Fund
AIT Select Capital Appreciation Fund
AIT Select Emerging Markets Fund
AIT Select Growth and Income Fund
AIT Select Growth Fund
AIT Select International Equity Fund
AIT Select Investment Grade Income Fund
AIT Select Strategic Growth Fund
AIT Select Strategic Income Fund
AIT Select Value Opportunity Fund
AIM V.I. Aggressive Growth Fund
AIM V.I. Basic Value Fund
AIM V.I. Blue Chip Fund
AIM V.I. Capital Development Growth Fund
AIM V.I. Premier Equity Fund
AllianceBernstein Small Value Portfolio
AllianceBernstein Value Portfolio
Alliance Growth and Income Portfolio
Alliance Premier Growth Portfolio
Alliance Technology Portfolio
DGPF Growth Opportunities Series
DGPF International Equity Series
Eaton Vance VT Floating Rate-Income Fund
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Overseas Portfolio

                                     B-2

Fidelity VIP Value Strategies Portfolio
Fidelity VIP II Asset Manager Portfolio
Fidelity VIP II Contrafund(R) Portfolio
Fidelity VIP III Growth Opportunities Portfolio
Fidelity VIP III Mid Cap Portfolio
FT VIP Franklin Growth and Income Securities Fund
FT VIP Franklin Large Cap Growth Securities Fund
FT VIP Franklin Small Cap Fund
FT VIP Franklin Small Cap Value Securities Fund
FT VIP Mutual Shares Securities Fund
FT VIP Templeton Foreign Securities Fund
INVESCO Health Sciences Fund
Janus Aspen Growth and Income Portfolio
Janus Aspen Growth Portfolio
MFS(R) Mid Cap Growth Series
MFS(R) New Discovery Series
MFS(R) Total Return Series
MFS(R) Utilities Series
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Growth & Income Fund/VA
Oppenheimer Multiple Strategies Fund/VA
Pioneer Emerging Markets VCT Portfolio
Pioneer Real Estate Shares VCT Portfolio
Scudder Technology Growth Portfolio
SVS Dreman Financial Services Portfolio
T. Rowe Price International Stock Portfolio
---------------------------------------------------------------------------------------------------------



                                  TABLE 2A
                 AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                     FOR PERIODS ENDING DECEMBER 31, 2001
                     SINCE INCEPTION OF UNDERLYING FUND(1)
               (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)



---------------------------------------------------------------------------------------------------------
                                                     UNDERLYING     FOR YEAR
                                                   FUND INCEPTION     ENDED               SINCE INCEPTION
                                                        DATE        12/31/01    5 YEARS   OF SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
AIT Core Equity Fund
AIT Equity Index Fund
AIT Government Bond Fund
AIT Money Market Fund
AIT Select Aggressive Growth Fund
AIT Select Capital Appreciation Fund
AIT Select Emerging Markets Fund
AIT Select Growth and Income Fund
AIT Select Growth Fund
AIT Select International Equity Fund
AIT Select Investment Grade Income Fund
AIT Select Strategic Growth Fund
AIT Select Strategic Income Fund
AIT Select Value Opportunity Fund
AIM V.I. Aggressive Growth Fund
AIM V.I. Basic Value Fund
AIM V.I. Blue Chip Fund
AIM V.I. Capital Development Growth Fund
AIM V.I. Premier Equity Fund
AllianceBernstein Small Value Portfolio

                                     B-3

AllianceBernstein Value Portfolio
Alliance Growth and Income Portfolio
Alliance Premier Growth Portfolio
Alliance Technology Portfolio
DGPF Growth Opportunities Series
DGPF International Equity Series
Eaton Vance VT Floating Rate-Income Fund
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Overseas Portfolio
Fidelity VIP Value Strategies Portfolio
Fidelity VIP II Asset Manager Portfolio
Fidelity VIP II Contrafund(R) Portfolio
Fidelity VIP III Growth Opportunities Portfolio
Fidelity VIP III Mid Cap Portfolio
FT VIP Franklin Growth and Income Securities Fund
FT VIP Franklin Large Cap Growth Securities Fund
FT VIP Franklin Small Cap Fund
FT VIP Franklin Small Cap Value Securities Fund
FT VIP Mutual Shares Securities Fund
FT VIP Templeton Foreign Securities Fund
INVESCO Health Sciences Fund
Janus Aspen Growth and Income Portfolio
Janus Aspen Growth Portfolio
MFS(R) Mid Cap Growth Series
MFS(R) New Discovery Series
MFS(R) Total Return Series
MFS(R) Utilities Series
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Growth & Income Fund/VA
Oppenheimer Multiple Strategies Fund/VA
Pioneer Emerging Markets VCT Portfolio
Pioneer Real Estate Shares VCT Portfolio
Scudder Technology Growth Portfolio
SVS Dreman Financial Services Portfolio
T. Rowe Price International Stock Portfolio
---------------------------------------------------------------------------------------------------------


* These funds include a charge for 12b-1 fees ("Class 2 or Service shares"). These hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on Class 2 shares performance.

(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

                                  TABLE 2B
           SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                     FOR PERIODS ENDING DECEMBER 31, 2001
                     SINCE INCEPTION OF UNDERLYING FUND(1)
        (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)



---------------------------------------------------------------------------------------------------------
                                                     UNDERLYING     FOR YEAR
                                                   FUND INCEPTION     ENDED               SINCE INCEPTION
                                                        DATE        12/31/01    5 YEARS   OF SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
AIT Core Equity Fund
AIT Equity Index Fund
AIT Government Bond Fund
AIT Money Market Fund
AIT Select Aggressive Growth Fund
AIT Select Capital Appreciation Fund
AIT Select Emerging Markets Fund
AIT Select Growth and Income Fund
AIT Select Growth Fund
AIT Select International Equity Fund
AIT Select Investment Grade Income Fund
AIT Select Strategic Growth Fund
AIT Select Strategic Income Fund
AIT Select Value Opportunity Fund
AIM V.I. Aggressive Growth Fund
AIM V.I. Basic Value Fund
AIM V.I. Blue Chip Fund
AIM V.I. Capital Development Growth Fund
AIM V.I. Premier Equity Fund
AllianceBernstein Small Value Portfolio
AllianceBernstein Value Portfolio
Alliance Growth and Income Portfolio
Alliance Premier Growth Portfolio
Alliance Technology Portfolio
DGPF Growth Opportunities Series
DGPF International Equity Series
Eaton Vance VT Floating Rate-Income Fund
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Overseas Portfolio
Fidelity VIP Value Strategies Portfolio
Fidelity VIP II Asset Manager Portfolio
Fidelity VIP II Contrafund(R) Portfolio
Fidelity VIP III Growth Opportunities Portfolio
Fidelity VIP III Mid Cap Portfolio
FT VIP Franklin Growth and Income Securities Fund
FT VIP Franklin Large Cap Growth Securities Fund
FT VIP Franklin Small Cap Fund
FT VIP Franklin Small Cap Value Securities Fund
FT VIP Mutual Shares Securities Fund
FT VIP Templeton Foreign Securities Fund
INVESCO Health Sciences Fund
Janus Aspen Growth and Income Portfolio
Janus Aspen Growth Portfolio
MFS(R) Mid Cap Growth Series
MFS(R) New Discovery Series
MFS(R) Total Return Series
MFS(R) Utilities Series

                                     B-5

Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Growth & Income Fund/VA
Oppenheimer Multiple Strategies Fund/VA
Pioneer Emerging Markets VCT Portfolio
Pioneer Real Estate Shares VCT Portfolio
Scudder Technology Growth Portfolio
SVS Dreman Financial Services Portfolio
T. Rowe Price International Stock Portfolio
---------------------------------------------------------------------------------------------------------


* These funds include a charge for 12b-1 fees ("Class 2 or Service shares"). These hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on Class 2 shares performance.

(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

                                  APPENDIX C
                              PERFORMANCE TABLES
                 FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY


                                   TABLE 1A
                    AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                       FOR PERIODS ENDING DECEMBER 31, 2001
                          SINCE INCEPTION OF SUB-ACCOUNT
                  (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)



---------------------------------------------------------------------------------------------------------
                                                                     FOR YEAR
                                                     SUB-ACCOUNT      ENDED               SINCE INCEPTION
 SUB-ACCOUNT INVESTING IN UNDERLYING FUND          INCEPTION DATE    12/31/01   5 YEARS    OF SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
AIT Core Equity Fund
AIT Equity Index Fund
AIT Government Bond Fund
AIT Money Market Fund
AIT Select Aggressive Growth Fund
AIT Select Capital Appreciation Fund
AIT Select Emerging Markets Fund
AIT Select Growth and Income Fund
AIT Select Growth Fund
AIT Select International Equity Fund
AIT Select Investment Grade Income Fund
AIT Select Strategic Growth Fund
AIT Select Strategic Income Fund
AIT Select Value Opportunity Fund
AIM V.I. Aggressive Growth Fund
AIM V.I. Basic Value Fund
AIM V.I. Blue Chip Fund
AIM V.I. Capital Development Growth Fund
AIM V.I. Premier Equity Fund
AllianceBernstein Small Value Portfolio
AllianceBernstein Value Portfolio
Alliance Growth and Income Portfolio
Alliance Premier Growth Portfolio
Alliance Technology Portfolio
DGPF Growth Opportunities Series
DGPF International Equity Series
Eaton Vance VT Floating Rate-Income Fund
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Overseas Portfolio
Fidelity VIP Value Strategies Portfolio
Fidelity VIP II Asset Manager Portfolio
Fidelity VIP II Contrafund(R) Portfolio
Fidelity VIP III Growth Opportunities Portfolio
Fidelity VIP III Mid Cap Portfolio
FT VIP Franklin Growth and Income Securities Fund
FT VIP Franklin Large Cap Growth Securities Fund
FT VIP Franklin Small Cap Fund
FT VIP Franklin Small Cap Value Securities Fund
FT VIP Mutual Shares Securities Fund
FT VIP Templeton Foreign Securities Fund
INVESCO Health Sciences Fund

                                     C-1

Janus Aspen Growth and Income Portfolio
Janus Aspen Growth Portfolio
MFS(R) Mid Cap Growth Series
MFS(R) New Discovery Series
MFS(R) Total Return Series
MFS(R) Utilities Series
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Growth & Income Fund/VA
Oppenheimer Multiple Strategies Fund/VA
Pioneer Emerging Markets VCT Portfolio
Pioneer Real Estate Shares VCT Portfolio
Scudder Technology Growth Portfolio
SVS Dreman Financial Services Portfolio
T. Rowe Price International Stock Portfolio
---------------------------------------------------------------------------------------------------------



                                  TABLE 1B
        SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                  FOR PERIODS ENDING DECEMBER 31, 2001
                     SINCE INCEPTION OF SUB-ACCOUNT
     (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)



---------------------------------------------------------------------------------------------------------
                                                                     FOR YEAR
                                                     SUB-ACCOUNT      ENDED               SINCE INCEPTION
                                                   INCEPTION DATE    12/31/01   5 YEARS    OF SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
AIT Core Equity Fund
AIT Equity Index Fund
AIT Government Bond Fund
AIT Money Market Fund
AIT Select Aggressive Growth Fund
AIT Select Capital Appreciation Fund
AIT Select Emerging Markets Fund
AIT Select Growth and Income Fund
AIT Select Growth Fund
AIT Select International Equity Fund
AIT Select Investment Grade Income Fund
AIT Select Strategic Growth Fund
AIT Select Strategic Income Fund
AIT Select Value Opportunity Fund
AIM V.I. Aggressive Growth Fund
AIM V.I. Basic Value Fund
AIM V.I. Blue Chip Fund
AIM V.I. Capital Development Growth Fund
AIM V.I. Premier Equity Fund
AllianceBernstein Small Value Portfolio
AllianceBernstein Value Portfolio
Alliance Growth and Income Portfolio
Alliance Premier Growth Portfolio
Alliance Technology Portfolio
DGPF Growth Opportunities Series
DGPF International Equity Series
Eaton Vance VT Floating Rate-Income Fund
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio

                                     C-2

Fidelity VIP Overseas Portfolio
Fidelity VIP Value Strategies Portfolio
Fidelity VIP II Asset Manager Portfolio
Fidelity VIP II Contrafund(R) Portfolio
Fidelity VIP III Growth Opportunities Portfolio
Fidelity VIP III Mid Cap Portfolio
FT VIP Franklin Growth and Income Securities Fund
FT VIP Franklin Large Cap Growth Securities Fund
FT VIP Franklin Small Cap Fund
FT VIP Franklin Small Cap Value Securities Fund
FT VIP Mutual Shares Securities Fund
FT VIP Templeton Foreign Securities Fund
INVESCO Health Sciences Fund
Janus Aspen Growth and Income Portfolio
Janus Aspen Growth Portfolio
MFS(R) Mid Cap Growth Series
MFS(R) New Discovery Series
MFS(R) Total Return Series
MFS(R) Utilities Series
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Growth & Income Fund/VA
Oppenheimer Multiple Strategies Fund/VA
Pioneer Emerging Markets VCT Portfolio
Pioneer Real Estate Shares VCT Portfolio
Scudder Technology Growth Portfolio
SVS Dreman Financial Services Portfolio
T. Rowe Price International Stock Portfolio
---------------------------------------------------------------------------------------------------------



                                  TABLE 2A
                 AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                     FOR PERIODS ENDING DECEMBER 31, 2001
                    SINCE INCEPTION OF UNDERLYING FUND(1)
              (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)



---------------------------------------------------------------------------------------------------------
                                                     UNDERLYING     FOR YEAR
                                                   FUND INCEPTION     ENDED               SINCE INCEPTION
                                                        DATE        12/31/01    5 YEARS   OF SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
AIT Core Equity Fund*
AIT Equity Index Fund*
AIT Government Bond Fund*
AIT Money Market Fund*
AIT Select Aggressive Growth Fund*
AIT Select Capital Appreciation Fund*
AIT Select Emerging Markets Fund*
AIT Select Growth and Income Fund*
AIT Select Growth Fund*
AIT Select International Equity Fund*
AIT Select Investment Grade Income Fund*
AIT Select Strategic Growth Fund*
AIT Select Strategic Income Fund*
AIT Select Value Opportunity Fund*
AIM V.I. Aggressive Growth Fund*
AIM V.I. Basic Value Fund*
AIM V.I. Blue Chip Fund

                                     C-3

AIM V.I. Capital Development Growth Fund*
AIM V.I. Premier Equity Fund
AllianceBernstein Small Value Portfolio*
AllianceBernstein Value Portfolio*
Alliance Growth and Income Portfolio*
Alliance Premier Growth Portfolio*
Alliance Technology Portfolio*
DGPF Growth Opportunities Series*
DGPF International Equity Series
Eaton Vance VT Floating Rate-Income Fund
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Overseas Portfolio
Fidelity VIP Value Strategies Portfolio*
Fidelity VIP II Asset Manager Portfolio
Fidelity VIP II Contrafund(R) Portfolio*
Fidelity VIP III Growth Opportunities Portfolio
Fidelity VIP III Mid Cap Portfolio*
FT VIP Franklin Growth and Income Securities Fund*
FT VIP Franklin Large Cap Growth Securities Fund*
FT VIP Franklin Small Cap Fund*
FT VIP Franklin Small Cap Value Securities Fund*
FT VIP Mutual Shares Securities Fund*
FT VIP Templeton Foreign Securities Fund*
INVESCO Health Sciences Fund
Janus Aspen Growth and Income Portfolio*
Janus Aspen Growth Portfolio*
MFS(R) Mid Cap Growth Series*
MFS(R) New Discovery Series*
MFS(R) Total Return Series*
MFS(R) Utilities Series*
Oppenheimer Capital Appreciation Fund/VA*
Oppenheimer Global Securities Fund/VA*
Oppenheimer High Income Fund/VA*
Oppenheimer Main Street Growth & Income Fund/VA*
Oppenheimer Multiple Strategies Fund/VA*
Pioneer Emerging Markets VCT Portfolio*
Pioneer Real Estate Shares VCT Portfolio*
Scudder Technology Growth Portfolio
SVS Dreman Financial Services Portfolio
T. Rowe Price International Stock Portfolio
---------------------------------------------------------------------------------------------------------


* These funds include a charge for 12b-1 fees ("Class 2 or Service shares"). These hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on Class 2 shares performance.

(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

                                  TABLE 2B
           SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                     FOR PERIODS ENDING DECEMBER 31, 2001
                    SINCE INCEPTION OF UNDERLYING FUND(1)
        (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)



---------------------------------------------------------------------------------------------------------
                                                     UNDERLYING     FOR YEAR
                                                   FUND INCEPTION     ENDED               SINCE INCEPTION
                                                        DATE        12/31/01    5 YEARS   OF SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
AIT Core Equity Fund*
AIT Equity Index Fund*
AIT Government Bond Fund*
AIT Money Market Fund*
AIT Select Aggressive Growth Fund*
AIT Select Capital Appreciation Fund*
AIT Select Emerging Markets Fund*
AIT Select Growth and Income Fund*
AIT Select Growth Fund*
AIT Select International Equity Fund*
AIT Select Investment Grade Income Fund*
AIT Select Strategic Growth Fund*
AIT Select Strategic Income Fund*
AIT Select Value Opportunity Fund*
AIM V.I. Aggressive Growth Fund*
AIM V.I. Basic Value Fund*
AIM V.I. Blue Chip Fund
AIM V.I. Capital Development Growth Fund*
AIM V.I. Premier Equity Fund
AllianceBernstein Small Value Portfolio*
AllianceBernstein Value Portfolio*
Alliance Growth and Income Portfolio*
Alliance Premier Growth Portfolio*
Alliance Technology Portfolio*
DGPF Growth Opportunities Series*
DGPF International Equity Series
Eaton Vance VT Floating Rate-Income Fund
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Overseas Portfolio
Fidelity VIP Value Strategies Portfolio*
Fidelity VIP II Asset Manager Portfolio
Fidelity VIP II Contrafund(R) Portfolio*
Fidelity VIP III Growth Opportunities Portfolio
Fidelity VIP III Mid Cap Portfolio*
FT VIP Franklin Growth and Income Securities Fund*
FT VIP Franklin Large Cap Growth Securities Fund*
FT VIP Franklin Small Cap Fund*
FT VIP Franklin Small Cap Value Securities Fund*
FT VIP Mutual Shares Securities Fund*
FT VIP Templeton Foreign Securities Fund*
INVESCO Health Sciences Fund
Janus Aspen Growth and Income Portfolio*
Janus Aspen Growth Portfolio*
MFS(R) Mid Cap Growth Series*
MFS(R) New Discovery Series*

                                     C-5

MFS(R) Total Return Series*
MFS(R) Utilities Series*
Oppenheimer Capital Appreciation Fund/VA*
Oppenheimer Global Securities Fund/VA*
Oppenheimer High Income Fund/VA*
Oppenheimer Main Street Growth & Income Fund/VA*
Oppenheimer Multiple Strategies Fund/VA*
Pioneer Emerging Markets VCT Portfolio*
Pioneer Real Estate Shares VCT Portfolio*
Scudder Technology Growth Portfolio
SVS Dreman Financial Services Portfolio
T. Rowe Price International Stock Portfolio
---------------------------------------------------------------------------------------------------------


* These funds include a charge for 12b-1 fees ("Class 2 or Service shares"). These hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on Class 2 shares performance.

(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

                                  APPENDIX D
              SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT

PART 1: SURRENDER CHARGES

FULL SURRENDER -- Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Withdrawal Without Surrender Charge Amount is equal to the greater of 10% of the current Accumulated Value or the accumulated earnings in the Contract. The table below presents examples of the surrender charge resulting from a full surrender, based on Hypothetical Accumulated Values.

               HYPOTHETICAL         WITHDRAWAL         SURRENDER
    CONTRACT    ACCUMULATED     WITHOUT SURRENDER        CHARGE       SURRENDER
      YEAR         VALUE          CHARGE AMOUNT        PERCENTAGE      CHARGE
      ----         -----          -------------        ----------      ------
        1       $ 54,000.00         $ 5,400.00            8%          $3,888.00
        2         58,320.00           8,320.00            8%           4,000.00
        3         62,985.60          12,985.60            7%           3,500.00
        4         68,024.45          18,024.45            6%           3,000.00
        5         73,466.40          23,466.40            5%           2,500.00
        6         79,343.72          29,343.72            4%           2,000.00
        7         85,691.21          35,691.21            3%           1,500.00
        8         92,546.51          42,546.51            2%           1,000.00
        9         99,950.23          49,950.23            1%             500.00
       10        107,946.25          57,946.25            0%               0.00

WITHDRAWALS -- Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume that the Withdrawal Without Surrender Charge Amount is equal to the greater of 10% of the current Accumulated Value or the accumulated earnings in the Contract and there are withdrawals as detailed below. The table below presents examples of the surrender charge resulting from withdrawals, based on Hypothetical Accumulated Value.

               HYPOTHETICAL                        WITHDRAWAL       SURRENDER
   CONTRACT    ACCUMULATED                     WITHOUT SURRENDER      CHARGE      SURRENDER
     YEAR         VALUE         WITHDRAWALS       CHARGE AMOUNT     PERCENTAGE     CHARGE
      ----        -----         -----------       -------------     ----------     ------
       1       $54,000.00            $0.00          $ 5,400.00          8%          $0.00
       2        58,320.00             0.00            8,320.00          8%           0.00
       3        62,985.60             0.00           12,985.60          7%           0.00
       4        68,024.45        30,000.00           18,024.45          6%         718.53
       5        41,066.40        10,000.00            4,106.68          5%         294.67
       6        33,551.72         5,000.00            3,355.17          4%          65.79
       7        30,835.85        10,000.00            3,083.59          3%         207.49
       8        22,502.72        15,000.00            2,250.27          2%         254.99
       9         8,102.94             0.00              810.29          1%           0.00
      10         8,751.17             0.00            1,248.45          0%           0.00

PART 2: MARKET VALUE ADJUSTMENT

                                         n/365
The market value factor is: [(1+i)/(1+j)]     -1

The following examples assume:

   1. The payment was allocated to a ten-year Guarantee Period Account with a Guaranteed Interest Rate of 8%.

   2. The date of surrender is seven years (2,555 days) from the expiration date.

   3. The value of the Guarantee Period Account is equal to $62,985.60 at the end of three years.

   4. No transfers of withdrawals affecting this Guarantee Period Account have been made.

   5. Surrender charges, if any, are calculated in the same manner as shown in the examples in Part 1.

NEGATIVE MARKET VALUE ADJUSTMENT (UNCAPPED)*

Assume that on the date of surrender, the current rate (j) is 10.00% or 0.10

                                              n/365
       The market value factor = [(1+i)/(1+j)]     -1
                                                  2555/365
                               = [(1+.08)/(1+.10)]        -1
                               = (.98182) -1
                               = -.12054

   The market value adjustment = the market value factor multiplied by the withdrawal
                               = -.12054 x $62,985.60
                               = -$7,592.11

POSITIVE MARKET VALUE ADJUSTMENT (UNCAPPED)*

Assume that on the date of surrender, the current rate (j) is 7.00% or 0.07

                                                n/365
       The market value factor = [(1+i)/(1+j)]     -1
                                                  2555/365
                               = [(1+.08)/(1+.07)]        -1
                                         7
                               = (1.0093) -1
                               = -.06694

   The market value adjustment = the market value factor multiplied by the withdrawal
                               = -.06694 x $62,985.60
                               = -$4,216,26

*Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

NEGATIVE MARKET VALUE ADJUSTMENT (CAPPED)*

Assume that on the date of surrender, the current rate (j) is 11.00% or 0.11

                                              n/365
       The market value factor = [(1+i)/(1+j)]     -1
                                                  2555/365
                               = [(1+.08)/(1+.11)]        -1
                                         7
                               = (.97297) -1
                               = -.17454

   The market value adjustment = Minimum of the market value factor multiplied by the withdrawal or the negative of the excess interest earned over 3%
                               = Maximum (-.17454 x $62,985.60 or -$8,349.25)
                               = Maximum (-$10,993.51 or -$8,349.25)
                               = -$8,349.25

POSITIVE MARKET VALUE ADJUSTMENT (CAPPED)*

Assume that on the date of surrender, the current rate (j) is 6.00% or 0.06

                                              n/365
       The market value factor = [(1+i)/(1+j)]     -1
                                                  2555/365
                               = [(1+.08)/(1+.06)]        -1
                                          7
                               = (1.01887) -1
                               = .13981

   The market value adjustment = Minimum of the market value factor multiplied by the withdrawal or the excess interest earned over 3%
                               = Minimum of (.13981 x $62,985.60 or $8,349.25)
                               = Minimum of ($8,806.02 or $8,349.25)
                               = $8,349.25

*Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

                                  APPENDIX E
                              THE DEATH BENEFIT

PART 1: DEATH OF THE ANNUITANT

DEATH BENEFIT ASSUMING NO WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

             HYPOTHETICAL     WITHDRAWAL                                                    HYPOTHETICAL
 CONTRACT     ACCUMULATED    MARKET VALUE        DEATH            DEATH         DEATH          DEATH
   YEAR         VALUE         ADJUSTMENT      BENEFIT (A)      BENEFIT (B)    BENEFIT (C)     BENEFIT
   ----         -----         ----------      -----------      -----------    -----------     -------
     1        $53,000.00         $0.00        $53,000.00       $52,500.00      $50,000.00    $53,000.00
     2         53,530.00        500.00         54,030.00        55,125.00       53,000.00     55,125.00
     3         58,883.00          0.00         58,883.00        57,881.25       55,125.00     58,883.00
     4         52,994.70        500.00         53,494.70        60,775.31       58,883.00     60,775.31
     5         58,294.17          0.00         58,294.17        63,814.08       60,775.31     63,814.08
     6         64,123.59        500.00         64,623.59        67,004.78       63,814.08     67,004.78
     7         70,535.95          0.00         70,535.95        70,355.02       67,004.78     70,535.95
     8         77,589.54        500.00         78,089.54        73,872.77       70,535.95     78,089.54
     9         85,348.49          0.00         85,348.49        77,566.41       78,089.54     85,348.49
    10         93,883.34          0.00         93,883.34        81,444.73       85,348.49     93,883.34

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at the Death Benefit Effective Annual Yield reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits
(a), (b), or (c).

DEATH BENEFIT ASSUMING WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are withdrawals as detailed in the table below and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

             HYPOTHETICAL                         WITHDRAWAL                                                    HYPOTHETICAL
 CONTRACT     ACCUMULATED                        MARKET VALUE        DEATH            DEATH         DEATH          DEATH
   YEAR         VALUE        WITHDRAWALS          ADJUSTMENT      BENEFIT (A)      BENEFIT (B)    BENEFIT (C)     BENEFIT
   ----         -----        -----------          ----------      -----------      -----------    -----------     -------
    1         $53,000.00          $0.00              $0.00         $53,000.00       $52,500.00     $50,000.00     $53,000.00
    2          53,530.00           0.00             500.00          54,030.00        55,125.00      53,000.00      55,125.00
    3           3,883.00      50,000.00               0.00           3,883.00         4,171.13       3,972.50       4,171.13
    4           3,494.70           0.00             500.00           3,994.70         4,379.68       4,171.13       4,379.68
    5           3,844.17           0.00               0.00           3,844.17         4,598.67       4,379.68       4,598.67
    6           4,228.59           0.00             500.00           4,728.59         4,828.60       4,598.67       4,828.60
    7           4,651.45           0.00               0.00           4,651.45         5,070.03       4,828.60       5,070.03
    8           5,116.59           0.00             500.00           5,616.59         5,323.53       5,070.03       5,616.59
    9           5,628.25           0.00               0.00           5,628.25         5,589.71       5,616.59       5,628.25
   10             691.07       5,000.00               0.00             691.07           712.70         683.44         712.70

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at the Death Benefit Effective Annual Yield reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits
(a), (b), or (c).

PART 2: DEATH OF THE OWNER WHO IS NOT THE ANNUITANT

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

                        HYPOTHETICAL     HYPOTHETICAL
                        ACCUMULATED      MARKET VALUE     HYPOTHETICAL
               YEAR         VALUE        ADJUSTMENT      DEATH BENEFIT
               ----         -----        ----------      -------------
                1        $53,000.00         $0.00        $53,000.00
                2         53,530.00        500.00         54,030.00
                3         58,883.00          0.00         58,883.00
                4         52,994.70        500.00         53,494.70
                5         58,294.17          0.00         58,294.17
                6         64,123.59        500.00         64,623.59
                7         70,535.95          0.00         70,535.95
                8         77,589.54        500.00         78,089.54
                9         85,348.49          0.00         85,348.49
               10         93,883.34          0.00         93,883.34

The Hypothetical Death Benefit is the Accumulated Value increased by any positive Market Value Adjustment.

                                   APPENDIX F
                         CONDENSED FINANCIAL INFORMATION
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              SEPARATE ACCOUNT VA-K


                                                                          YEAR ENDED DECEMBER 31,
                                        2001    2000      1999     1998      1997      1996      1995      1994     1993     1992
                                       --------------------------------------------------------------------------------------------
AIT CORE EQUITY FUND
Unit Value:
  Beginning of Period                            3.503    2.748     2.336     1.894     1.599     1.221     1.236    1.175    1.111
  End of Period                                  3.124    3.503     2.748     2.336     1.894     1.599     1.221    1.236    1.175
  Units Outstanding at End of Period
     (in thousands)                            166,719  167,814   164,914   156,173   135,573   116,008   102,399   72,609   34,373

AIT EQUITY INDEX FUND
Unit Value:
  Beginning of Period                            3.874    3.265     2.581     1.977     1.640     1.221     1.266    1.135    1.074
  End of Period                                  3.474    3.874     3.265     2.581     1.977     1.640     1.221    1.226    1.135
  Units Outstanding at End of Period
     (in thousands)                            135,764  131,644   107,625    85,344    57,428    39,534    29,176   22,466    9,535

AIT GOVERNMENT BOND FUND
Unit Value:
  Beginning of Period                            1.451    1.469     1.384     1.311     1.285     1.152     1.179    1.112    1.075
  End of Period                                  1.573    1.451     1.469     1.384     1.311     1.285     1.152    1.179    1.112
  Units Outstanding at End of Period
     (in thousands)                             42,354   51,711    48,930    35,261    30,921    31,710    32,519   60,265   29,844

AIT MONEY MARKET FUND
Unit Value:
  Beginning of Period                            1.308    1.262     1.214     1.167     1.124     1.077     1.051    1.035    1.013
  End of Period                                  1.372    1.308     1.262     1.214     1.167     1.124     1.077    1.051    1.035
  Units Outstanding at End of Period
     (in thousands)                            137,255  205,622   128,730    91,676    92,354    69,311    37,668   30,815   30,778

AIT SELECT AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period                            3.433    2.513     2.305     1.970     1.686     1.292     1.342    1.139    1.000
  End of Period                                  2.553    3.433     2.513     2.305     1.970     1.686     1.292    1.342    1.139
  Units Outstanding at End of Period
     (in thousands)                            138,058  123,337   125,758   106,790    89,974    70,349    54,288   26,158    2,019

                                      F-1

AIT SELECT CAPITAL APPRECIATION FUND
Unit Value:
  Beginning of Period                            2.316    1.875     1.670     1.482     1.383     1.000       N/A      N/A      N/A
  End of Period                                  2.438    2.316     1.875     1.670     1.482     1.383       N/A      N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                             81,632   81,133    80,048    70,932    52,927     16096       N/A      N/A      N/A

AIT SELECT EMERGING MARKETS FUND
Unit Value:
  Beginning of Period                            1.000      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  End of Period                                  0.743      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                              1,749      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A

AIT SELECT GROWTH FUND
Unit Value:
Beginning of Period                              3.417    2.671     2.001     1.514     1.259     1.024     1.055    1.058    1.000
End of Period                                    2.768    3.417     2.671     2.001     1.514     1.259     1.024    1.055    1.058
Units Outstanding at End of Period
(in thousands)                                 144,445  136,939   121,005    96,643    62,633    47,078    38,415   26,064    3,039

AIT SELECT GROWTH AND INCOME FUND
Unit Value:
  Beginning of Period                            2.650    2.270     1.978     1.638     1.370     1.066     1.074    0.987    1.000
  End of Period                                  2.329    2.650     2.270     1.978     1.638     1.370     1.066    1.074    0.987
  Units Outstanding at End of Period
     (in thousands)                            139,100  132,428   119,107   103,543    82,434    63,841    51,098   31,846    4,711

AIT SELECT INTERNATIONAL EQUITY FUND
Unit Value:
  Beginning of Period                            2.084    1.605     1.398     1.355     1.127     0.956     1.000      N/A      N/A
  End of Period                                  1.869    2.084     1.605     1.398     1.355     1.127     0.956      N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                            143,187  129,946   130,011   115,585    77,485    37,680    12,530      N/A      N/A

AIT SELECT INVESTMENT GRADE INCOME
FUND
Unit Value:
Beginning of Period                              1.590    1.629     1.530     1.418     1.390     1.073     1.250    1.145    1.073
  End of Period                                  1.728    1.590     1.629     1.530     1.418     1.390     1.196    1.250    1.145
  Units Outstanding at End of Period
     (in thousands)                             91,834  106,780   102,088    86,816    79,054    69,168    57,454   48,488   15,428

                                      F-2

AIT SELECT STRATEGIC GROWTH FUND
Unit Value:
Beginning of Period                              1.000      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  End of Period                                  0.693      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                              2,673      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A

AIT SELECT STRATEGIC INCOME FUND
Unit Value:
Beginning of Period                                N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  End of Period                                    N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                                N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A

AIT SELECT VALUE OPPORTUNITY FUND
Unit Value:
  Beginning of Period                            1.889    2.011     1.945     1.580     1.249     1.075     1.167    1.000      N/A
  End of Period                                  2.427    1.889     2.011     1.945     1.580     1.249     1.075    1.167      N/A
  Units Outstanding at End of Period
     (in thousands)                             84,657  103,456    99,750    85,126    60,145    43,433    33,049    9,902      N/A

AIM V.I. AGGRESSIVE GROWTH FUND
Unit Value:
Beginning of Period                              1.000      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  End of Period                                  0.910      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                             34,003      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A

AIM V.I. BASIC VALUE FUND
Unit Value:
Beginning of Period                      N/A       N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  End of Period                          N/A       N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                      N/A       N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A

AIM V.I. BLUE CHIP FUND
Unit Value:
Beginning of Period                                N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  End of Period                                    N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                                N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A

                                      F-3

AIM V.I. CAPITAL DEVELOPMENT GROWTH
FUND
Unit Value:
Beginning of Period                      N/A       N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  End of Period                          N/A       N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                      N/A       N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A

AIM V.I. PREMIER EQUITY FUND
Unit Value:
Beginning of Period                              1.000      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  End of Period                                  0.883      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                             35,152      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A

ALLIANCEBERNSTEIN SMALL VALUE
PORTFOLIO
Unit Value:
Beginning of Period                      N/A       N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  End of Period                          N/A       N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                      N/A       N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A

ALLIANCEBERNSTEIN VALUE PORTFOLIO
Unit Value:
Beginning of Period                      N/A       N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  End of Period                          N/A       N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                      N/A       N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A

ALLIANCE GROWTH AND INCOME PORTFOLIO
Unit Value:
Beginning of Period                              1.000      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  End of Period                                  1.053      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                             26,264      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A

ALLIANCE PREMIER GROWTH PORTFOLIO
Unit Value:
Beginning of Period                              1.000      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  End of Period                                  0.807      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                             41,877      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A

                                      F-4

ALLIANCE TECHNOLOGY PORTFOLIO
Unit Value:
Beginning of Period                      N/A       N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  End of Period                          N/A       N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                      N/A       N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A

DGPF GROWTH OPPORTUNITIES SERIES
Unit Value:
Beginning of Period                              1.000      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  End of Period                                  0.862      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                             20,348      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A

DGPF INTERNATIONAL EQUITY SERIES
Unit Value:
  Beginning of Period                            1.000    1.736     1.596     1.519     1.284     1.143     1.129    1.000      N/A
  End of Period                                  1.962    1.980     1.736     1.596     1.519     1.284     1.143    1.129      N/A
  Units Outstanding at End of Period
     (in thousands)                             57,144   63,396    68,279    62,134    44,416    34,692    26,924    6,681      N/A

EATON VANCE VT FLOATING RATE-INCOME
FUND
Unit Value:
Beginning of Period                                N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  End of Period                                    N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                                N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A

FIDELITY VIP EQUITY-INCOME PORTFOLIO
Unit Value:
  Beginning of Period                            1.000    3.107     2.824     2.236     1.185     1.490     1.412    1.211    1.051
  End of Period                                  3.479    3.256     3.107     2.824     2.236     1.185     1.490    1.412    1.211
  Units Outstanding at End of Period
     (in thousands)                            160,638  188,374   187,989   180,001   167,000   139,145   104,356   61,264   17,855

FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period                            1.000    3.586     2.608     2.143     1.895     1.419     1.440    1.224    1.135
  End of Period                                  4.261    4.857     3.586     2.608     2.143     1.895     1.419    1.440    1.224
  Units Outstanding at End of Period
     (in thousands)                            165,188  160,262   149,009   148,211   142,450   116,485    90,717   49,136   18,253

                                      F-5

FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
  Beginning of Period                            1.000    2.142     2.272     1.958     1.743     1.465     1.510    1.270    1.047
  End of Period                                  1.745    2.284     2.142     2.272     1.958     1.743     1.465    1.510    1.270
  Units Outstanding at End of Period
     (in thousands)                             89,452   97,498    97,829    76,343    53,956    38,042    27,041   13,583    3,625

FIDELITY VIP OVERSEAS PORTFOLIO
Unit Value:
  Beginning of Period                            1.000    1.814     1.632     1.484     1.330     1.230     1.226    0.906    1.030
  End of Period                                  2.033    2.550     1.814     1.632     1.484     1.330     1.230    1.226    0.906
  Units Outstanding at End of Period
     (in thousands)                             72,650   58,821    59,052    56,689    63,050    65,256    59,774   25,395    6,728

FIDELITY VIP VALUE STRATEGIES
PORTFOLIO
Unit Value:
  Beginning of Period                    N/A       N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  End of Period                          N/A       N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                      N/A       N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A

FIDELITY VIP II ASSET MANAGER
PORTFOLIO
Unit Value:
  Beginning of Period                            1.000    1.717     1.514     1.273     1.127     0.977     1.000      N/A      N/A
  End of Period                                  1.779    1.879     1.717     1.514     1.273     1.127     0.977      N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                             69,447   78,861    69,704     55551     42415     33444     20720      N/A      N/A

FIDELITY VIP II CONTRAFUND(R) PORTFOLIO
Unit Value:
  Beginning of Period                              N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  End of Period                                    N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                                N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A

FIDELITY VIP III GROWTH OPPORTUNITIES
PORTFOLIO
Unit Value:
  Beginning of Period                            1.000      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  End of Period                                  0.884      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                              4,701      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A

                                      F-6

FIDELITY VIP III MID CAP PORTFOLIO
Unit Value:
  Beginning of Period                    N/A       N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  End of Period                          N/A       N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                      N/A       N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A

FT VIP FRANKLIN GROWTH AND INCOME
SECURITIES FUND
Unit Value:
  Beginning of Period                            1.000      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  End of Period                                  1.192      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                              1,498      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A

FT VIP FRANKLIN LARGE CAP FUND
Unit Value:
  Beginning of Period                    N/A       N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  End of Period                          N/A       N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                      N/A       N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A

FT VIP FRANKLIN SMALL CAP FUND
Unit Value:
  Beginning of Period                            1.000      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  End of Period                                  0.854      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                             39,455      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A

FT VIP FRANKLIN SMALL CAP VALUE
SECURITIES FUND
Unit Value:
  Beginning of Period                    N/A       N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  End of Period                          N/A       N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                      N/A       N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A

FT VIP MUTUAL SHARES SECURITIES FUND
Unit Value:
  Beginning of Period                    N/A       N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  End of Period                          N/A       N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                      N/A       N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A

                                      F-7

FT VIP TEMPLETON FOREIGN SECURITIES
FUND
Unit Value:
  Beginning of Period                    N/A       N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  End of Period                          N/A       N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                      N/A       N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A

INVESCO VIF HEALTH SCIENCES FUND
Unit Value:
  Beginning of Period                            1.000      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  End of Period                                  1.113      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                             17,623      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A

JANUS ASPEN GROWTH PORTFOLIO
Unit Value:
  Beginning of Period                            1.000      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  End of Period                                  0.855      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                             45,951      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A

JANUS ASPEN GROWTH AND INCOME
PORTFOLIO
Unit Value:
  Beginning of Period                            1.000      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  End of Period                                  0.900      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                             40,227      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A

MFS(R) MID CAP GROWTH SERIES
Unit Value:
  Beginning of Period                    N/A       N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  End of Period                          N/A       N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                      N/A       N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A

MFS(R) NEW DISCOVERY SERIES
Unit Value:
  Beginning of Period                    N/A       N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  End of Period                          N/A       N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                      N/A       N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A

                                      F-8

MFS(R) TOTAL RETURN SERIES
Unit Value:
  Beginning of Period                    N/A       N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  End of Period                          N/A       N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                      N/A       N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A

MFS(R) UTILITIES GROWTH SERIES
Unit Value:
  Beginning of Period                    N/A       N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  End of Period                          N/A       N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                      N/A       N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A

OPPENHEIMER CAPITAL APPRECIATION
FUND/VA
Unit Value:
  Beginning of Period                    N/A       N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  End of Period                          N/A       N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                      N/A       N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A

OPPENHEIMER GLOBAL SECURITIES FUND/VA
Unit Value:
  Beginning of Period                    N/A       N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  End of Period                          N/A       N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                      N/A       N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A

OPPENHEIMER HIGH INCOME FUND/VA
Unit Value:
  Beginning of Period                    N/A       N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  End of Period                          N/A       N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                      N/A       N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A

OPPENHEIMER MAIN STREET GROWTH &
Income Fund/VA
Unit Value:
  Beginning of Period                    N/A       N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  End of Period                          N/A       N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                      N/A       N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A

                                      F-9

OPPENHEIMER MULTIPLE STRATEGIES
FUND/VA
Unit Value:
  Beginning of Period                    N/A       N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  End of Period                          N/A       N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                      N/A       N/A      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A

PIONEER EMERGING MARKETS VCT PORTFOLIO
Unit Value:
  Beginning of Period                            1.000      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  End of Period                                  0.758      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                              6,325      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A

PIONEER REAL ESTATE SHARES VCT
PORTFOLIO
Unit Value:
  Beginning of Period                            1.000      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  End of Period                                  1.007      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                              1,505      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A

SCUDDER TECHNOLOGY GROWTH PORTFOLIO
Unit Value:
  Beginning of Period                            1.000      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  End of Period                                  0.726      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                             39,623      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A

SVS DREMAN FINANCIAL SERVICES
PORTFOLIO
Unit Value:
  Beginning of Period                            1.000      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  End of Period                                  1.216      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                              8,123      N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A

T. ROWE PRICE INTERNATIONAL STOCK
PORTFOLIO
Unit Value:
  Beginning of Period                            1.000    1.396     1.222     1.203     1.064     1.000       N/A      N/A      N/A
  End of Period                                  1.485    1.834     1.396     1.222     1.203     1.064       N/A      N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                             77,533   68,032    68,367    59,832    35,915     10882       N/A      N/A      N/A

                         CONDENSED FINANCIAL INFORMATION
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-K


                                                                 YEAR ENDED DECEMBER 31,
                                        2001         2000    1999       1998      1997      1996      1995     1994
                                       -----------------------------------------------------------------------------
AIT CORE EQUITY FUND
Unit Value:
  Beginning of Period                                2.977    2.336     1.986     1.610     1.359     1.037    1.000
  End of Period                                      2.655    2.977     2.336     1.986     1.610     1.359    1.037
  Units Outstanding at End of Period
     (in thousands)                                 11,654   10,700     9,224     7,404     4,652     2,436      947

AIT EQUITY INDEX FUND
Unit Value:
  Beginning of Period                                3.282    2.766     2.187     1.675     1.390     1.035    1.000
  End of Period                                      2.943    3.282     2.766     2.187     1.675     1.390    1.035
  Units Outstanding at End of Period
     (in thousands)                                 12,588   11,440     8,479     5,712      2417       947      189

AIT GOVERNMENT BOND FUND
Unit Value:
  Beginning of Period                                1.257    1.273     1.199     1.136     1.113     0.998    1.000
  End of Period                                      1.363    1.257     1.273     1.199     1.136     1.113    0.998
  Units Outstanding at End of Period
     (in thousands)                                  3,312    4,118     2,605     1,694     1,629     1,098      363

AIT MONEY MARKET FUND
Unit Value:
  Beginning of Period                                1.239    1.195     1.149     1.105     1.064     1.020    1.000
  End of Period                                      1.299    1.239     1.195     1.149     1.105     1.064    1.020
  Units Outstanding at End of Period
     (in thousands)                                 11,842   10,044     8,683     8,628     7,379     4,194    1,837

AIT SELECT AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period                                2.718    1.989     1.825     1.560     1.335     1.023    1.000
  End of Period                                      2.021    2.718     1.989     1.825     1.560     1.335    1.023
  Units Outstanding at End of Period
     (in thousands)                                 13,313   11,108    10,282     7,947     5,681     2,907    1,211

                                      F-11

AIT SELECT CAPITAL APPRECIATION FUND
Unit Value:
  Beginning of Period                                2.316    1.875     1.670     1.482     1.115     1.000      N/A
  End of Period                                      2.438    2.316     1.875     1.670     1.482     1.115      N/A
  Units Outstanding at End of Period
     (in thousands)                                  7,028    6,678     5,947     5,197     3,849     1,069      N/A

AIT SELECT EMERGING MARKETS FUND
Unit Value:
  Beginning of Period                                1.000      N/A       N/A       N/A       N/A       N/A      N/A
  End of Period                                      0.743      N/A       N/A       N/A       N/A       N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                                    524      N/A       N/A       N/A       N/A       N/A      N/A

AIT SELECT GROWTH FUND
Unit Value:
Beginning of Period                                  3.525    2.756     2.064     1.562     1.229     1.057    1.000
End of Period                                        2.856    3.525     2.756     2.064     1.562     1.229    1.057
Units Outstanding at End of Period
(in thousands)                                      12,442   11,455     8,389     5,589     2,645     1,278      406

AIT SELECT GROWTH AND INCOME FUND
Unit Value:
  Beginning of Period                                2.559    2.193     1.911     1.582     1.324     1.030    1.000
  End of Period                                      2.250    2.559     2.193     1.911     1.582     1.324    1.030
  Units Outstanding at End of Period
     (in thousands)                                 10,295    8,958     7,519     6,124     3,759     2,173      832

AIT SELECT INTERNATIONAL EQUITY FUND
Unit Value:
  Beginning of Period                                2.084    1.605     1.398     1.355     1.128     0.956    1.000
  End of Period                                      1.869    2.084     1.605     1.398     1.355     1.128    0.956
  Units Outstanding at End of Period
     (in thousands)                                 11,747   10,841     9,713     8,076     5,068     2,093      446

AIT SELECT INVESTMENT GRADE INCOME
FUND
Unit Value:
Beginning of Period                                  1.316    1.348     1.267     1.174     1.151     0.990    1.000
  End of Period                                      1.431    1.316     1.348     1.267     1.174     1.151    0.990
  Units Outstanding at End of Period
     (in thousands)                                  5,053    5,686     5,160     3,889     2,854     1,677    1,677

                                      F-12

AIT SELECT STRATEGIC GROWTH FUND
Unit Value:
Beginning of Period                                  1.000      N/A       N/A       N/A       N/A       N/A      N/A
  End of Period                                      0.693      N/A       N/A       N/A       N/A       N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                                    352      N/A       N/A       N/A       N/A       N/A      N/A

AIT SELECT STRATEGIC INCOME FUND
Unit Value:
Beginning of Period                                    N/A      N/A       N/A       N/A       N/A       N/A      N/A
  End of Period                                        N/A      N/A       N/A       N/A       N/A       N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                                    N/A      N/A       N/A       N/A       N/A       N/A      N/A

AIT SELECT VALUE OPPORTUNITY FUND
Unit Value:
  Beginning of Period                                1.712    1.823     1.764     1.433     1.131     0.975    1.000
  End of Period                                      2.201    1.712     1.823     1.764     1.433     1.131    0.975
  Units Outstanding at End of Period
     (in thousands)                                  7,745    8,309     7,243     5,466     3,037     1,614      795

AIM V.I. AGGRESSIVE GROWTH FUND
Unit Value:
Beginning of Period                                  1.000      N/A       N/A       N/A       N/A       N/A      N/A
  End of Period                                      0.910      N/A       N/A       N/A       N/A       N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                                  2,495      N/A       N/A       N/A       N/A       N/A      N/A

AIM V.I. BASIC VALUE FUND
Unit Value:
Beginning of Period                          N/A       N/A      N/A       N/A       N/A       N/A       N/A      N/A
  End of Period                              N/A       N/A      N/A       N/A       N/A       N/A       N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                          N/A       N/A      N/A       N/A       N/A       N/A       N/A      N/A

AIM V.I. BLUE CHIP FUND
Unit Value:
Beginning of Period                                    N/A      N/A       N/A       N/A       N/A       N/A      N/A
  End of Period                                        N/A      N/A       N/A       N/A       N/A       N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                                    N/A      N/A       N/A       N/A       N/A       N/A      N/A

                                      F-13

AIM V.I. CAPITAL DEVELOPMENT FUND
Unit Value:
Beginning of Period                          N/A       N/A      N/A       N/A       N/A       N/A       N/A      N/A
  End of Period                              N/A       N/A      N/A       N/A       N/A       N/A       N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                          N/A       N/A      N/A       N/A       N/A       N/A       N/A      N/A

AIM V.I. PREMIER EQUITY FUND
Unit Value:
Beginning of Period                                  1.000      N/A       N/A       N/A       N/A       N/A      N/A
  End of Period                                      0.883      N/A       N/A       N/A       N/A       N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                                  3,008      N/A       N/A       N/A       N/A       N/A      N/A

ALLIANCEBERNSTEIN SMALL VALUE
PORTFOLIO
Unit Value:
Beginning of Period                          N/A       N/A      N/A       N/A       N/A       N/A       N/A      N/A
  End of Period                              N/A       N/A      N/A       N/A       N/A       N/A       N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                          N/A       N/A      N/A       N/A       N/A       N/A       N/A      N/A

ALLIANCEBERNSTEIN VALUE PORTFOLIO
Unit Value:
Beginning of Period                          N/A       N/A      N/A       N/A       N/A       N/A       N/A      N/A
  End of Period                              N/A       N/A      N/A       N/A       N/A       N/A       N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                          N/A       N/A      N/A       N/A       N/A       N/A       N/A      N/A

ALLIANCE GROWTH AND INCOME PORTFOLIO
Unit Value:
Beginning of Period                                  1.000      N/A       N/A       N/A       N/A       N/A      N/A
  End of Period                                      1.053      N/A       N/A       N/A       N/A       N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                                  1,999      N/A       N/A       N/A       N/A       N/A      N/A

ALLIANCE PREMIER GROWTH PORTFOLIO
Unit Value:
Beginning of Period                                  1.000      N/A       N/A       N/A       N/A       N/A      N/A
  End of Period                                      0.807      N/A       N/A       N/A       N/A       N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                                  3,419      N/A       N/A       N/A       N/A       N/A      N/A

                                      F-14

ALLIANCE TECHNOLOGY PORTFOLIO
Unit Value:
Beginning of Period                          N/A       N/A      N/A       N/A       N/A       N/A       N/A      N/A
  End of Period                              N/A       N/A      N/A       N/A       N/A       N/A       N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                          N/A       N/A      N/A       N/A       N/A       N/A       N/A      N/A

DGPF GROWTH OPPORTUNITES SERIES
Unit Value:
Beginning of Period                                  1.000      N/A       N/A       N/A       N/A       N/A      N/A
  End of Period                                      0.862      N/A       N/A       N/A       N/A       N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                                  1,126      N/A       N/A       N/A       N/A       N/A      N/A

DGPF INTERNATIONAL EQUITY SERIES
Unit Value:
  Beginning of Period                                1.720    1.508     1.387     1.319     1.115     0.993    1.000
  End of Period                                      1.704    1.720     1.508     1.387     1.319     1.115    0.993
  Units Outstanding at End of Period
     (in thousands)                                  4,193    4,560     4,148     3,266     2,023     1,304      667

EATON VANCE VT FLOATING RATE-INCOME
FUND
Unit Value:
Beginning of Period                                    N/A      N/A       N/A       N/A       N/A       N/A      N/A
  End of Period                                        N/A      N/A       N/A       N/A       N/A       N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                                    N/A      N/A       N/A       N/A       N/A       N/A      N/A

FIDELITY VIP EQUITY-INCOME PORTFOLIO
Unit Value:
  Beginning of Period                                2.345    2.238     2.034     1.610     1.430     1.073    1.000
  End of Period                                      2.506    2.345     2.238     2.034     1.610     1.430    1.073
  Units Outstanding at End of Period
     (in thousands)                                 16,147   17,836    16,111    12,959     9,957     5,738    2,214

FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period                                3.673    2.712     1.972     1.620     1.433     1.073    1.000
  End of Period                                      3.222    3.673     2.712     1.972     1.620     1.433    1.073
  Units Outstanding at End of Period
     (in thousands)                                 18,614   16,528    13,035    11,575     9,342     4,952    1,944

                                      F-15

FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
  Beginning of Period                                1.551    1.455     1.543     1.330     1.184     0.995    1.000
  End of Period                                      1.185    1.551     1.455     1.543     1.330     1.184    0.995
  Units Outstanding at End of Period
     (in thousands)                                 11,813   15,020    14,203     9,794     5,635     2,530      985

FIDELITY VIP OVERSEAS PORTFOLIO
Unit Value:
  Beginning of Period                                2.028    1.443     1.298     1.180     1.058     0.978    1.000
  End of Period                                      1.616    2.028     1.443     1.298     1.180     1.058    0.978
  Units Outstanding at End of Period
     (in thousands)                                  6,095    4,796     4,358     3,601     3,114     2,804    1,697

FIDELITY VIP VALUE STRATEGIES
PORTFOLIO
Unit Value:
  Beginning of Period                        N/A       N/A      N/A       N/A       N/A       N/A       N/A      N/A
  End of Period                              N/A       N/A      N/A       N/A       N/A       N/A       N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                          N/A       N/A      N/A       N/A       N/A       N/A       N/A      N/A

FIDELITY VIP II ASSET MANAGER
PORTFOLIO
Unit Value:
  Beginning of Period                                1.896    1.732     1.527     1.284     1.137     0.985    1.000
  End of Period                                      1.795    1.896     1.732     1.527     1.284     1.137    0.985
  Units Outstanding at End of Period
     (in thousands)                                  4,729    4,614     3,514     3,125     2,735     2,025    1,240

FIDELITY VIP II CONTRAFUND(R) PORTFOLIO
Unit Value:
  Beginning of Period                                  N/A      N/A       N/A       N/A       N/A       N/A      N/A
  End of Period                                        N/A      N/A       N/A       N/A       N/A       N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                                    N/A      N/A       N/A       N/A       N/A       N/A      N/A

FIDELITY VIP III GROWTH OPPORTUNITIES
PORTFOLIO
Unit Value:
  Beginning of Period                                1.000      N/A       N/A       N/A       N/A       N/A      N/A
  End of Period                                      0.884      N/A       N/A       N/A       N/A       N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                                    335      N/A       N/A       N/A       N/A       N/A      N/A

                                      F-16

FIDELITY VIP III MID CAP PORTFOLIO
Unit Value:
  Beginning of Period                        N/A       N/A      N/A       N/A       N/A       N/A       N/A      N/A
  End of Period                              N/A       N/A      N/A       N/A       N/A       N/A       N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                          N/A       N/A      N/A       N/A       N/A       N/A       N/A      N/A

FT VIP FRANKLIN GROWTH AND INCOME
SECURITIES FUND
Unit Value:
  Beginning of Period                                1.000      N/A       N/A       N/A       N/A       N/A      N/A
  End of Period                                      1.192      N/A       N/A       N/A       N/A       N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                                    466      N/A       N/A       N/A       N/A       N/A      N/A

FT VIP FRANKLIN LARGE CAP FUND
Unit Value:
  Beginning of Period                        N/A       N/A      N/A       N/A       N/A       N/A       N/A      N/A
  End of Period                              N/A       N/A      N/A       N/A       N/A       N/A       N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                          N/A       N/A      N/A       N/A       N/A       N/A       N/A      N/A

FT VIP FRANKLIN SMALL CAP FUND
Unit Value:
  Beginning of Period                                1.000      N/A       N/A       N/A       N/A       N/A      N/A
  End of Period                                      0.854      N/A       N/A       N/A       N/A       N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                                  1,703      N/A       N/A       N/A       N/A       N/A      N/A

FT VIP FRANKLIN SMALL CAP VALUE
SECURITIES FUND
Unit Value:
  Beginning of Period                        N/A       N/A      N/A       N/A       N/A       N/A       N/A      N/A
  End of Period                              N/A       N/A      N/A       N/A       N/A       N/A       N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                          N/A       N/A      N/A       N/A       N/A       N/A       N/A      N/A

FT VIP MUTUAL SHARES SECURITIES FUND
Unit Value:
  Beginning of Period                        N/A       N/A      N/A       N/A       N/A       N/A       N/A      N/A
  End of Period                              N/A       N/A      N/A       N/A       N/A       N/A       N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                          N/A       N/A      N/A       N/A       N/A       N/A       N/A      N/A

                                      F-17

FT VIP TEMPLETON FOREIGN SECURITIES
FUND
Unit Value:
  Beginning of Period                        N/A       N/A      N/A       N/A       N/A       N/A       N/A      N/A
  End of Period                              N/A       N/A      N/A       N/A       N/A       N/A       N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                          N/A       N/A      N/A       N/A       N/A       N/A       N/A      N/A

INVESCO VIF HEALTH SCIENCES FUND
Unit Value:
  Beginning of Period                                1.000      N/A       N/A       N/A       N/A       N/A      N/A
  End of Period                                      1.113      N/A       N/A       N/A       N/A       N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                                  2,421      N/A       N/A       N/A       N/A       N/A      N/A

JANUS ASPEN GROWTH PORTFOLIO
Unit Value:
  Beginning of Period                                1.000      N/A       N/A       N/A       N/A       N/A      N/A
  End of Period                                      0.855      N/A       N/A       N/A       N/A       N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                                  2,991      N/A       N/A       N/A       N/A       N/A      N/A

JANUS ASPEN GROWTH AND INCOME
PORTFOLIO
Unit Value:
  Beginning of Period                                1.000      N/A       N/A       N/A       N/A       N/A      N/A
  End of Period                                      0.900      N/A       N/A       N/A       N/A       N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                                  3,157      N/A       N/A       N/A       N/A       N/A      N/A

MFS(R) MID CAP GROWTH SERIES
Unit Value:
  Beginning of Period                        N/A       N/A      N/A       N/A       N/A       N/A       N/A      N/A
  End of Period                              N/A       N/A      N/A       N/A       N/A       N/A       N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                          N/A       N/A      N/A       N/A       N/A       N/A       N/A      N/A

MFS(R) NEW DISCOVERY SERIES
Unit Value:
  Beginning of Period                        N/A       N/A      N/A       N/A       N/A       N/A       N/A      N/A
  End of Period                              N/A       N/A      N/A       N/A       N/A       N/A       N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                          N/A       N/A      N/A       N/A       N/A       N/A       N/A      N/A

                                      F-18

MFS(R) TOTAL RETURN SERIES
Unit Value:
  Beginning of Period                        N/A       N/A      N/A       N/A       N/A       N/A       N/A      N/A
  End of Period                              N/A       N/A      N/A       N/A       N/A       N/A       N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                          N/A       N/A      N/A       N/A       N/A       N/A       N/A      N/A

MFS(R) UTILITIES GROWTH SERIES
Unit Value:
  Beginning of Period                        N/A       N/A      N/A       N/A       N/A       N/A       N/A      N/A
  End of Period                              N/A       N/A      N/A       N/A       N/A       N/A       N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                          N/A       N/A      N/A       N/A       N/A       N/A       N/A      N/A

OPPENHEIMER CAPITAL APPRECIATION
FUND/VA
Unit Value:
  Beginning of Period                        N/A       N/A      N/A       N/A       N/A       N/A       N/A      N/A
  End of Period                              N/A       N/A      N/A       N/A       N/A       N/A       N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                          N/A       N/A      N/A       N/A       N/A       N/A       N/A      N/A

OPPENHEIMER GLOBAL SECURITIES FUND/VA
Unit Value:
  Beginning of Period                        N/A       N/A      N/A       N/A       N/A       N/A       N/A      N/A
  End of Period                              N/A       N/A      N/A       N/A       N/A       N/A       N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                          N/A       N/A      N/A       N/A       N/A       N/A       N/A      N/A

OPPENHEIMER HIGH INCOME FUND/VA              N/A       N/A      N/A       N/A       N/A       N/A       N/A      N/A
Unit Value:
  Beginning of Period                        N/A       N/A      N/A       N/A       N/A       N/A       N/A      N/A
  End of Period                              N/A       N/A      N/A       N/A       N/A       N/A       N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                          N/A       N/A      N/A       N/A       N/A       N/A       N/A      N/A

OPPENHEIMER MAIN STREET GROWTH &
INCOME FUND/VA
Unit Value:
  Beginning of Period                        N/A       N/A      N/A       N/A       N/A       N/A       N/A      N/A
  End of Period                              N/A       N/A      N/A       N/A       N/A       N/A       N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                          N/A       N/A      N/A       N/A       N/A       N/A       N/A      N/A

                                      F-19

OPPENHEIMER MULTIPLE STRATEGIES
FUND/VA
Unit Value:
  Beginning of Period                        N/A       N/A      N/A       N/A       N/A       N/A       N/A      N/A
  End of Period                              N/A       N/A      N/A       N/A       N/A       N/A       N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                          N/A       N/A      N/A       N/A       N/A       N/A       N/A      N/A

PIONEER EMERGING MARKETS VCT PORTFOLIO
Unit Value:
  Beginning of Period                                1.000      N/A       N/A       N/A       N/A       N/A      N/A
  End of Period                                      0.758      N/A       N/A       N/A       N/A       N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                                    793      N/A       N/A       N/A       N/A       N/A      N/A

PIONEER REAL ESTATE SHARES VCT
PORTFOLIO
Unit Value:
  Beginning of Period                                1.000      N/A       N/A       N/A       N/A       N/A      N/A
  End of Period                                      1.007      N/A       N/A       N/A       N/A       N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                                    253      N/A       N/A       N/A       N/A       N/A      N/A

SCUDDER TECHNOLOGY GROWTH PORTFOLIO
Unit Value:
  Beginning of Period                                1.000      N/A       N/A       N/A       N/A       N/A      N/A
  End of Period                                      0.726      N/A       N/A       N/A       N/A       N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                                  2,629      N/A       N/A       N/A       N/A       N/A      N/A

SVS DREMAN FINANCIAL SERVICES
PORTFOLIO
Unit Value:
  Beginning of Period                                1.000      N/A       N/A       N/A       N/A       N/A      N/A
  End of Period                                      1.216      N/A       N/A       N/A       N/A       N/A      N/A
  Units Outstanding at End of Period
     (in thousands)                                  1,502      N/A       N/A       N/A       N/A       N/A      N/A

T. ROWE PRICE INTERNATIONAL STOCK
PORTFOLIO
Unit Value:
  Beginning of Period                                1.834    1.396     1.222     1.203     1.064     1.000      N/A
  End of Period                                      1.485    1.834     1.396     1.222     1.203     1.064      N/A
  Units Outstanding at End of Period
     (in thousands)                                  6,720    5,937     5,670     4,536      2506       542      N/A

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                       STATEMENT OF ADDITIONAL INFORMATION

                                       OF

                     FLEXIBLE PAYMENT DEFERRED VARIABLE AND

                     FIXED ANNUITY CONTRACTS FUNDED THROUGH

                                 SUB-ACCOUNTS OF

                              SEPARATE ACCOUNT VA-K

                   INVESTING IN SHARES OF THE UNDERLYING FUNDS

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE ALLMERICA ADVANTAGE AND EXECANNUITY PLUS PROSPECTUSES OF SEPARATE ACCOUNT VA-K DATED MAY 1, 2002 ("THE PROSPECTUSES"). THE PROSPECTUSES MAY BE OBTAINED FROM ANNUITY CLIENT SERVICES, ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY, 440 LINCOLN STREET, WORCESTER, MASSACHUSETTS 01653, TELEPHONE 1-800-533-7881.

                                DATED MAY 1, 2002

AFLIAC Advantage/ExecAnnuity Plus

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY                                                                           2

TAXATION OF THE CONRACT, THE VARIABLE ACCOUNT AND THE COMPANY                                             3

SERVICES                                                                                                  4

UNDERWRITERS                                                                                              4

ANNUITY BENEFIT PAYMENTS                                                                                  5

EXCHANGE OFFER                                                                                            6

PERFORMANCE INFORMATION                                                                                   8

FINANCIAL STATEMENTS                                                                                      F-1

                         GENERAL INFORMATION AND HISTORY


Separate Account VA-K (the "Variable Account") is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (the "Company") authorized by vote of its Board of Directors on November 1, 1990. The Company is a life insurance company organized under the laws of Delaware in July 1974. Its principal office (the "Principal Office") is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone (508) 855-1000. The Company is subject to the laws of the State of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2001, the Company had over $XX billion in assets and over $XX billion of life insurance in force.

The Company is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica") which, in turn, is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). First Allmerica, originally organized under the laws of Massachusetts in 1844 as a mutual life insurance company, and known as State Mutual Life Assurance Company of America, converted to a stock life insurance company and adopted its present name on October 16, 1995. First Allmerica is among the five oldest life insurance companies in America. As of December 31, 2001, First Allmerica and its subsidiaries (including the Company) had over $XX billion in combined assets and over $XX billion in life insurance in force.

Currently, 59 Sub-Accounts of the Variable Account are available under the Allmerica Advantage contract (the "Contract") and ExecAnnuity Plus contracts (Forms A3018-91 and A3021-93), two predecessor contracts no longer being sold. Each Sub-Account invests in a corresponding investment portfolio of Allmerica Investment Trust ("Trust"), AIM Variable Insurance Funds ("AVIF"), Alliance Variable Products Series Fund, Inc. ("Alliance"), Eaton Vance Variable Trust ("EVVT"), Delaware Group Premium Fund ("DGPF"), Fidelity Variable Insurance Products Fund ("Fidelity VIP"), Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), Franklin Templeton Variable Insurance Products Trust ("FT VIP"), INVESCO Variable Investment Funds, Inc. ("INVESCO VIF"), Janus Aspen Series ("Janus Aspen"), MFS Variable Insurance Trust (the "MFS Trust"), Oppenheimer Variable Account Funds ("Oppenheimer"),Pioneer Variable Contracts Trust ("Pioneer VCT"),Scudder Variable Series II ("SVS") and T. Rowe Price International Series, Inc. ("T. Rowe Price").


The Trust is managed by Allmerica Financial Investment Management Services, Inc. AVIF is managed by A I M Advisors, Inc. ("AIM"). Alliance is managed by Alliance Capital Management, L.P. ("Alliance Capital"). Delaware

Management Company, a series of Delaware Management Business Trust ("Delaware Management") is the investment adviser for the DGPF Growth Opportunities Series. The DGPF International Equity Series of DGPF is managed by Delaware International Advisers Ltd. ("International Advisers"). EVVT is managed by Eaton Vance Management ("Eaton Vance'). Fidelity VIP, Fidelity VIP II, and Fidelity VIP III are managed by Fidelity Management & Research Company ("FMR"). FT VIP is managed by Franklin Advisers, Inc. INVESCO VIF is managed by is INVESCO Funds Group, Inc. Janus Aspen is managed by Janus Capital. MFS Trust is managed by Massachusetts Financial Services Company ("MFS"). Oppenheimer is managed by OppenheimerFunds, Inc. ("OppenheimerFunds"). Pioneer VCT is managed by Pioneer Investment Management, Inc. ("Pioneer"). SVS is managed by Zurich Scudder Investments, Inc. The T. Rowe Price International Stock Portfolio of T. Rowe Price is managed by Rowe Price-Fleming International, Inc. ("Price-Fleming").

The AIT, AVIF, Alliance, DGPF, EVVT, Fidelity VIP, Fidelity VIP II, Fidelity VIP III, FT VIP, INVESCO VIF, Janus Aspen, MFS Trust, Oppenheimer, Pioneer VCT, SVS, and T. Rowe Price are open-end, diversified management investment companies. Fourteen different funds of the Trust are available under the
Contract: the AIT Core Equity Fund, AIT Equity Index Fund, AIT Government Bond Fund, AIT Money Market Fund, AIT Select Aggressive Growth Fund, AIT Select Capital Appreciation Fund, AIT Select Emerging Markets Fund, AIT Select Growth Fund, AIT Select Growth and Income Fund, AIT Select International Equity Fund, AIT Select Investment Grade Income Fund, AIT Select Strategic Growth Fund, AIT Select Strategic Income Fund, and AIT Select Value Opportunity Fund. Certain of these Funds may not be available in all states. Five funds of AVIF are available under the Contract: AIM V.I. Aggressive Growth Fund, AIM V.I. Basic Value Fund, AIM V.I. Blue Chip Fund, AIM V.I. Capital Development Growth Fund, and the AIM V.I. Premier Equity Fund. Five portfolios of Alliance are available under the Contract: the Alliance Bernstein Small Value Portfolio, Alliance Bernstein Value Portfolio, Alliance Growth and Income Portfolio, Alliance Premier Growth Portfolio, and Alliance Technology Portfolio (Class B). Two series of DGPF are offered under the Contract: the DGPF International Equity Series and the DGPF Growth Opportunities Series. One portfolio of Eaton Vance VT is available under the
Contract: the Eaton Vance VT Floating Rate-Income Fund. Five portfolios of Fidelity VIP are available under the Contract: the Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio, Fidelity VIP Overseas Portfolio, and Fidelity VIP Value Strategies Fund. Two portfolios of Fidelity VIP II are available under the Contract: the Fidelity VIP II Asset Manager Portfolio and the Fidelity VIP II Contrafund Portfolio. Two Fidelity VIP III portfolios are available under the Contract: the Fidelity VIP III Growth Opportunities Portfolio and Fidelity VIP III Mid Cap Portfolio. Six FT VIP funds are available under the Contract: FT VIP Franklin Growth and Income Securities Fund, FT VIP Franklin Large Cap Growth Securities Fund, FT VIP Franklin Small Cap Fund, FT VIP Franklin Small Cap Value Securities Fund, FT VIP Mutual Shares Securities Fund, FT VIP Templeton Foreign Securities Fund. One fund of INVESCO VIF is available under the
Contract: the INVESCO VIF Health Sciences Fund. Two Janus Aspen portfolios are available under the Contract: the Janus Aspen Growth Portfolio and Janus Aspen Growth and Income Portfolio. . Four MFS Trust funds are available under the Contract: MFS(R) Mid Cap Growth Series, MFS(R) New Discovery Series, MFS(R) Total Return Series, and MFS(R) Utilities Series. Five Oppenheimer funds are available under the Contract: Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Securities Fund/VA, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Growth & Income Fund/VA, Oppenheimer Multiple Strategies Fund/VA. Two portfolios of Pioneer VCT are available under the Contract: the Pioneer Emerging Markets VCT Portfolio and Pioneer Real Estate Shares VCT Portfolio. Two SVS portfolios are available under the
Contract: the SVS Dreman Financial Services Portfolio and the Scudder Technology Growth Portfolio. One portfolio of T. Rowe Price is available under the Contract: the T. Rowe Price International Stock Portfolio. Each Fund, Portfolio and Series available under the Contract (together, the "Underlying Funds") has its own investment objectives and certain attendant risks.

                   TAXATION OF THE CONTRACT, THE VARIABLE
                           ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the contracts, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the contracts or the Variable Account.

The Variable Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Internal Revenue Code (the "Code"), and files a consolidated tax return with its parent and affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets or existence of the Contract or the Variable Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners ("Owners"). The Variable Account presently is not subject to tax.

                                  SERVICES

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Variable Account. Underlying Fund shares owned by the Sub-Accounts are held on an open account basis. A Sub-Account's ownership of Underlying Fund shares is reflected on the records of the Underlying Fund and is not represented by any transferable stock certificates.


EXPERTS. The financial statements of the Company as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001, and the financial statements of Separate Account VA-K of the Company as of December 31, 2001 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

                               UNDERWRITERS

Allmerica Investments, Inc. ("Allmerica Investments"), a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. ("NASD"), serves as principal underwriter and general distributor for the Contract pursuant to a contract with Allmerica Investments, the Company and the Variable Account. Allmerica Investments distributes the Contract on a best-efforts basis. Allmerica Investments, Inc., 440 Lincoln Street, Worcester, Massachusetts 01653, was organized in 1969 as a wholly owned subsidiary of First Allmerica, and presently is indirectly wholly owned by First Allmerica.

The Contract offered by this Prospectus is offered continuously, and may be purchased from NASD registered representatives of Allmerica Investments and from certain independent broker-dealers which are NASD members and whose representatives are authorized by applicable law to sell variable annuity contracts.

Commissions are paid by the Company to its licensed insurance agents on sales of the Contract. The Company intends to recoup the commission and other sales expense through a combination of anticipated surrender, withdrawal and/or annuitization charges, profits from the Company's general account, including the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company, and the profit, if any, from the mortality and expense risk charge.

All persons selling the Contract are required to be licensed by their respective state insurance authorities for the sale of variable annuity policies. Registered representatives of Allmerica Investments receive commissions equal to 5% (4% on contracts originally issued as part of a 401(k) plan) of purchase payments. Independent broker-dealers receive commissions of 5%, of which a portion is paid to their registered representatives.

Commissions are paid by the Company, and do not result in any charge to Owners or to the Variable Account in addition to the charges described under "CHARGES AND DEDUCTIONS" in the Prospectus.

The aggregate amounts of commissions paid to Allmerica Investments for sales of all contracts funded by Separate Account VA-K (including contracts not described in the Prospectus) for the years 1999, 2000 and 2001 were $38,326,089, $34,823,209.54 and $25,561,551.27.

No commissions were retained by Allmerica Investments for sales of all contracts funded by Separate Account VA-K (including contracts not described in the Prospectus) for the years 1999, 2000, and 2001.


                          ANNUITY BENEFIT PAYMENTS

The method by which the Accumulated Value under the Contract is determined is described in detail under "Computation of Values" in the Prospectus.

ILLUSTRATION OF ACCUMULATION UNIT CALCULATION USING HYPOTHETICAL EXAMPLE. The Accumulation Unit calculation for a daily Valuation Period may be illustrated by the following hypothetical example: Assume that the assets of a Sub-Account at the beginning of a one-day Valuation Period were $5,000,000; that the value of an Accumulation Unit on the previous date was $1.135000; and that during the Valuation Period, the investment income and net realized and unrealized capital gains exceed net realized and unrealized capital losses by $1,675. The Accumulation Unit Value at the end of the current Valuation Period would be calculated as follows:

(1) Accumulation Unit Value -- Previous Valuation Period                        $1.135000

(2) Value of Assets -- Beginning of Valuation Period                           $5,000,000

(3) Excess of Investment Income and Net Gains Over Capital Losses                  $1,675

(4) Adjusted Gross Investment Rate for the Valuation Period (3) divided by (2)   0.000335

(5) Annual Charge (one-day equivalent of 1.45% per annum)                        0.000040

(6) Net Investment Rate (4) -- (5)                                               0.000295

(7) Net Investment Factor 1.000000 + (6)                                         1.000295

(8) Accumulation Unit Value -- Current Period (1) x (7)                         $1.135335

Conversely, if unrealized capital losses and charges for expenses and taxes exceeded investment income and net realized capital gains by $1,675, the Accumulation Unit Value at the end of the Valuation Period would have been $1.134574. The method for determining the amount of annuity benefit payments is described in detail under "Annuity Benefit Payments" in the Prospectus.

ILLUSTRATION OF VARIABLE ANNUITY BENEFIT PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit value and the variable annuity benefit payment may be illustrated by the following hypothetical example: Assume an Annuitant has 40,000 Accumulation Units in a Variable Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity benefit payment is $1.120000. Therefore, the Accumulated Value of the Contract is $44,800 (40,000 x $1.120000). Assume also that the Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax or surrender charge, the first monthly payment would be $44.80 ($44,800 divided by $1,000) multiplied by $6.57, or $294.34.

Next, assume that the Annuity Unit value for the assumed interest rate of 3.5% per annum for the Valuation Date as of which the first payment was calculated was $1.100000. Annuity Unit values will not be the same as Accumulation Unit Values because the former reflect the 3.5% assumed interest rate used in the annuity rate calculations. When the Annuity Unit value of $1.100000 is divided into the first monthly payment the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Valuation Period applicable to the next annuity benefit payment is 1.000190. Multiplying this factor by .999906 (the one-day adjustment factor for the assumed interest rate of 3.5% per annum) produces a factor of 1.000096. This then is multiplied by the Annuity Unit value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit value of $1.105106 for the current monthly payment. The current monthly payment then is determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 267.5818 times $1.105106, which produces a current monthly payment of $295.71.

METHOD FOR DETERMINING COMMUTED VALUE ON VARIABLE ANNUITY PERIOD CERTAIN OPTIONS AND ILLUSTRATION USING HYPOTHETICAL EXAMPLE. The Contract offers both commutable and non-commutable fixed period certain annuity options and commutable variable period certain annuity options. A commutable option gives the Annuitant the right to exchange any remaining payments for a lump sum payment based on the commuted value. The Commuted Value is the present value of remaining payments calculated at 3.5% interest. The determination of the Commuted Value may be illustrated by the following hypothetical example.

Assume a commutable period certain option is elected. The number of Annuity Units upon which each payment is based would be calculated using the Surrender Value less any premium tax rather than the Accumulated Value. Assume this results in 250.0000 Annuity Units. Assume the Commuted Value is requested with 60 monthly payments remaining and a current Annuity Unit Value of $1.200000. Based on these assumptions, the dollar amount of remaining payments would be $300 a month for 60 months. The present value at 3.5% of all remaining payments would be $16,560.72.

          ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM

To the extent permitted by law, the Company reserves the right to offer an Enhanced Automatic Transfer (Dollar Cost Averaging) Program from time to time. If an Owner elects automatic transfers while the enhanced program is in effect, the Company will credit an enhanced interest rate to eligible payments made to the Enhanced Automatic Transfer Program. Eligible payments:

    -  must be new payments to the Contract, including the initial payment,

    -  must be allocated to the Fixed Account, which will be the source account,

    - must be automatically transferred out of the Fixed Account to one or more Sub-Accounts over a specified time period and

    -  will receive the enhanced rate while they remain in the Fixed Account.

Any new eligible payments made to an existing Enhanced Automatic Transfer program will start a new Enhanced Automatic Transfer program. In this case, the following rules apply:

    - The money remaining in the Fixed Account from the original program will be combined with the new eligible payment to determine the new monthly transfer amount.

    - The new monthly transfer amount will be transferred out of the Fixed Account in accordance with the allocation instructions specified for the new payment. If no allocation instructions are specified with the new eligible payment, the allocation instructions for the original eligible payment will be used. The new monthly transfer amount will be transferred out of the Fixed Account on a LIFO (last-in, first-out basis) to the selected Sub-Accounts on the date designated for the new eligible payment.

A new enhanced interest rate may be applied to the new eligible payment, while the money remaining in the Fixed Account from the original program will continue to receive the enhanced rate in effect at the time the older payment was received.

                                EXCHANGE OFFER

A.  VARIABLE ANNUITY CONTRACT EXCHANGE OFFER

The Company will permit Owners of certain variable annuity contracts, described below, to exchange their contracts at net asset value for the variable annuity contracts described in the Prospectus, which is issued on Form No. A3025-96, or a state variation thereof ("New Contract"). The Company reserves the right to suspend this exchange offer at any time.

This offer applies to the exchange of the following elective payment variable annuity contracts ("Exchanged Contracts"):

- Forms A3012-79 and A3013-79, with a "JQ" or "JN prefix ("Elective Payment Exchanged Contracts")

- Forms A3014-79 and A3015-79, with a "KQ" or "KN" prefix ("Single Payment Exchanged Contract")


- Form 3018-91 and Form A3018-94 ("ExecAnnuity Contracts")

- Form 3021-93 ("ExecAnnuity Plus Contracts")


To effect an exchange, the Company should receive (1) a completed application for the new Contract, (2) the contract being exchanged, and (3) a signed Letter of Awareness.

SURRENDER CHARGE COMPUTATION. No surrender charge otherwise applicable to an Exchanged Contract will be assessed as a result of the exchange. Instead, the surrender charge under the New Contract will be computed as if the payments that had been made to the Exchanged Contract were made to the new Contract as of the date of issue of the Exchanged Contract. Any additional payments to the New Contract after the exchange will be subject to the surrender charge computation outlined in the New Contract and the Prospectus; i.e., the charge will be computed based on the number of years that the additional payment (or portion of that payment) that is being withdrawn has been credited to the New Contract.

SUMMARY OF DIFFERENCES BETWEEN EXCHANGED CONTRACTS AND THE NEW CONTRACT. The New Contract and the Exchanged Contracts differ substantially as summarized below. There may be additional differences important to a person considering an exchange, and the Prospectuses for the New Contract and the Exchanged Contracts should be reviewed carefully before the exchange request is submitted to the Company.

              ELECTIVE PAYMENT CONTRACTS (A3012-79 AND A3013-79)
               SINGLE PAYMENT CONTRACTS (A3014-79 AND A3015-79)

---------------------------------------------------------------------------------------------------------------
CONTRACT FEATURE                  EXCHANGED CONTRACTS                   NEW CONTRACT
---------------------------------------------------------------------------------------------------------------
                     Elective Payment           Single Payment                    A3025-96
                     A3012-79 and A3013-79      A3014-79 and A3015-79

SURRENDER CHARGE     No surrender charge on     No surrender charge on            Surrender charge calculated in
                     payments made more than    payments made more than           Contract years from date of
                     nine years after date of   nine years after date of issue    payment
                     issue

CONTRACT FEE         $9 semi-annual fee if      None                              $30 on each Contract anniversary
                     Accumulated Value is                                         and at surrender if the
                     $10,000 or less.                                             Accumulated Value is less than
                                                                                  $50,000. Waived for 401(k) plans

                                      7

VARIABLE ACCOUNT     None                       None                              0.20% annually, based on the
ADMINISTRATIVE                                                                    average daily net assets of each
EXPENSE CHARGE.                                                                   Sub-Account.

TRANSFER CHARGE      None                       None                              None currently; the Company
                                                                                  reserves the right to assess a
                                                                                  charge not to exceed $25 for each
                                                                                  transfer after 12 in each Policy
                                                                                  year

DEATH BENEFIT        Greater of Accumulated     Greater of Accumulated            Payable on death of the
                     Value or gross payments    Value or gross payments (less     Annuitant (or an Owner who is
                     (less withdrawals)*        withdrawals)*                     also an Annuitant).

                                                                                  Greatest of:

                                                                                  (1)Accumulated Value on Valuation Date
                                                                                  that the Company receives due proof of
                                                                                  death, increased by any positive
                                                                                  Market Value Adjustment;

                                                                                  (2) Gross payments compounded daily
                                                                                  at the effective annual yield of 5%,
                                                                                  starting on the date each payment was
                                                                                  applied (5% compounding not available
                                                                                  in Hawaii and New York),
                                                                                  decreased proportionately to reflect
                                                                                  withdrawals;

                                                                                  (3) the death benefit that would have
                                                                                  been payable on the most recent
                                                                                  Contract anniversary, increased for
                                                                                  subsequent payments and reduced
                                                                                  PROPORTIONATELy for subsequent
                                                                                  withdrawals.

                                                                                  At the death of an Owner who is not
                                                                                  also the Annuitant during the
                                                                                  accumulation phase, the death benefit
                                                                                  will equal the Contract's Accumulated
                                                                                  Value on the Valuation Date that the
                                                                                  Company receives proof of death,
                                                                                  increased by any positive Market
                                                                                  Value Adjustment.

ANNUITY TABLES       Higher guaranteed annuity  Higher guaranteed annuity
                     rates                      rates

 *DEATH BENEFIT. The Exchanged Contract offer a death benefit that is guaranteed to be the greater of a Contract's Accumulated Value or gross payments made (less withdrawals). At the time an exchange is processed, the Accumulated Value of the Exchanged Contract becomes the "payment" for the new Contract. Therefore, prior purchase payments made under the Exchanged Contract (if higher than the Exchanged Contract's Accumulated Value) no longer are a basis for determining the death benefit under the new Contract. Consequently, whether the initial minimum death benefit under the new Contract is greater than, equal to, or less than, the death benefit of the

 Exchanged Contract depends on whether the Accumulated Value transferred to the new Contract is greater than, equal to, or less than, the gross payments under the Exchanged Contract. In addition, under the Exchanged Contract, the amount of any prior withdrawals is subtracted from the value of the death benefit. Under the new Contract, where there is a reduction in the death benefit amount due to a prior withdrawal, the value of the death benefit is reduced in the same proportion that the new Contract's Accumulated Value was reduced on the date of the withdrawal.

      EXECANNUITY CONTRACTS (FORM 3018-91 AND FORM A3018-94 (NY)
          EXECANNUITY PLUS CONTRACTS (FORM 3021-93)


---------------------------------------------------------------------------------------------------------------------------
CONTRACT FEATURE              EXCHANGED CONTRACTS                                      NEW CONTRACT
---------------------------------------------------------------------------------------------------------------------------
                       EXECANNUITY        EXECANNUITY PLUS                    ADVANTAGE
                       -----------        ----------------                    ---------
                       Form 3018-91        Form 3021-93                       A3025-96
                       Form A3018-94 (NY)                                     A8025-96 (NY)
---------------------------------------------------------------------------------------------------------------------------
SURRENDER CHARGE       Surrender charge is calculated in Contract years       Surrender charge is calculated in
                       from date of payment                                   Contract years from date of payment

                       0-2  8%                                                0-2  8%
                       3    7%                                                3    7%
                       4    6%                                                4    6%
                       5    5%                                                5    5%
                       6    4%                                                6    4%
                       7    3%                                                7    3%
                       8    2%                                                8    2%
                       9    1%                                                9    1%
                       >9   0                                                 >9   0
---------------------------------------------------------------------------------------------------------------------------
CONTRACT FEE           Lesser of $30 or 3% of Accumulated Value on            $30 on each Contract anniversary and
                       each Contract anniversary and upon surrender           upon surrender if the Accumulated
                       when Accumulated Value is $50,00 or less.              Value is less than $50,000.

                       Waived for 401(k) plans                                Waived for 401(k) plans
---------------------------------------------------------------------------------------------------------------------------
VARIABLE               1.25% annually.                                        1.25% annually
ACCOUNT
MORTALITY AND
EXPENSE RISK CHARGE
(BASED ON AVERAGE
DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------------
VARIABLE ACCOUNT       0.20% annually.                                        0.20% annually
ADMINISTRATIVE
EXPENSE CHARGE.
---------------------------------------------------------------------------------------------------------------------------
TRANSFER CHARGE        None currently; Company reserves the right to          None currently; Company reserves the
                       assess a charge not to exceed $25 for each             right to assess a charge not to exceed
                       transfer after 12 in each Policy year                  $25 for transfer after 12 in each Policy year
---------------------------------------------------------------------------------------------------------------------------
DEATH BENEFIT          Payable on death of    Payable on death of             Payable on death of the Annuitant (or an
                       the Annuitant or if    the Annuitant or if             Owner who is also an Annuitant).
                       Owner predeceases      Owner predeceases
                       Annuitant              Annuitant

                       Greater of:            Greater of:                     Greater of:
                       (1) Accumulated        (1) Accumulated                 (1)Accumulated Value on Valuation
                       Value on Valuation     Value on Valuation              Date that the Company receives due
                       Date Company           Date Company                    proof of death, increased by any positive
                       receives due proof of  receives due proof of           Market Value Adjustment;

                                      9

                       death; or              death; or                       (2) Gross payments compounded daily at
                       (2) gross payments,    (2) gross payments,             the effective annual yield of 5%, starting
                       reduced to reflect     reduced                         on the date each payment was applied
                       withdrawals            proportionately to              (5% compounding not available in
                       (3) the death benefit  reflect withdrawals             Hawaii and New York), decreased
                       that would have been   (3) the death benefit           proportionately to reflect withdrawals;
                       payable on most        that would have been            (3) the death benefit that would have
                       recent 5-year Policy   payable on most recent          been payable on the most recent
                       anniversary increased  5-year Policy                   Contract anniversary, increased for
                       by subsequent pay-     anniversary, increased          subsequent payments and reduced
                       ments and reduced by   by subsequent                   PROPORTIONATELY for subsequent
                       subsequent             payments  and reduced           withdrawals.
                       withdrawals            PROPORTIONALLY by
                                              subsequent                      At the death of an Owner who is not also
                                              withdrawals                     the Annuitant during the accumulation
                                                                              phase, the death benefit will equal the
                                                                              Contract's Accumulated Value on the
                                                                              Valuation Date that the Company
                                                                              receives proof of death, increased by any
                                                                              positive Market Value Adjustment.
---------------------------------------------------------------------------------------------------------------------------
FREE WITHDRAWAL        Greater of:            Greatest of:                    Greatest of:
AMOUNT
                       (1)10% of the         (1)100% of Cumulative            (1)100% of Cumulative Earnings
                       Accumulated Value      Earnings (calculated as         (calculated as the Accumulated Value as
                       as of December 31 of   the Accumulated Value           of the Valuation Date the Company
                       previous calendar      as of the Valuation Date        receives the withdrawal request, reduced
                       year; or               the Company receives            by total gross payments not previously
                                              the withdrawal request,         withdrawn);
                       (2) life expectancy    reduced by total gross
                       distribution amount,   payments not                    (2) 10% of the Accumulated Value as of
                       if applicable (applies previously withdrawn);          the Valuation Date the Company
                       only if Annuitant is                                   receives the withdrawal request,
                       also an Owner).        (2) 10% of the                  reduced by the total amount of any prior
                                              Accumulated Value as            withdrawals made in the same calendar
                                              of the Valuation Date           year to which no surrender charge was
                                              the Company receives            applied; or
                                              the withdrawal request,
                                              reduced by the total            (3) life expectancy distribution amount,
                                              amount of any prior             if applicable (applies only if Annuitant is
                                              withdrawals made in             also an Owner).
                                              the same calendar year
                                              to which no surrender
                                              charge was applied; or

                                              (3) life expectancy
                                              distribution amount, if
                                              applicable (applies only
                                              if Annuitant is also an
                                              Owner).
---------------------------------------------------------------------------------------------------------------------------
OPTIONAL RIDERS        NONE                                                   Optional Enhanced Earnings Rider with
                                                                              annual charge of 0.25%
---------------------------------------------------------------------------------------------------------------------------

B.  FIXED ANNUITY EXCHANGE OFFER

This exchange offer also applies to all fixed annuity contracts issued by the Company's subsidiary, AFLIAC. A fixed annuity contract to which this exchange offer applies may be exchanged at net asset value for the Contract described in this Prospectus, subject to the same provisions for effecting the exchange and for applying the new Contract's surrender charge as described above for variable annuity contracts. This Prospectus should be read carefully before making such exchange. Unlike a fixed annuity, the new Contract's value is not guaranteed, and will vary depending on the investment performance of the Underlying Funds to which it is allocated. The new Contract has a different charge structure than a fixed annuity contract, which includes not only a surrender charge that may vary from that of the class of contracts to which the exchanged fixed contract belongs, but also Contract fees, mortality and expense risk charges (for the Company's assumption of certain mortality and expense risks), administrative expense charges, transfer charges (for transfers permitted among Sub-Accounts and the Fixed Account), and expenses incurred by the Underlying Funds. Additionally, the interest rates offered under the Fixed Account of the new Contract and the Annuity Tables for determining minimum annuity benefit payments may be different from those offered under the exchanged fixed contract.

C.  EXERCISE OF "FREE-LOOK PROVISION" AFTER ANY EXCHANGE

Persons who, under the terms of this exchange offer, exchange their contract for the new Contract and subsequently cancel the new Contract within the time permitted, as described in the sections of this Prospectus captioned "Right to Cancel Individual Retirement Annuity" and "Right to Cancel All Other Contracts," will have their exchanged contract automatically reinstated as of the date of cancellation. The refunded amount will be applied as the new current Accumulated Value under the reinstated contract, which may be more or less than it would have been had no exchange and reinstatement occurred. The refunded amount will be allocated initially among the Fixed Account and Sub-Accounts of the reinstated contract in the same proportion that the value in the Fixed Account and the value in each Sub-Account bore to the transferred Accumulated Value on the date of the exchange of the contract for the new Contract. For purposes of calculating any surrender charge under the reinstated contract, the reinstated contract will be deemed to have been issued and to have received past purchase payments as if there had been no exchange.

                           PERFORMANCE INFORMATION

Performance information for a Sub-Account may be compared, in reports and promotional literature, to certain indices described in the Prospectus under "PERFORMANCE INFORMATION." In addition, the Company may provide advertising, sales literature, periodic publications or other material information on various topics of interest to Owners and prospective Owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Contract and the characteristics of and market for such financial instruments. Total return data and supplemental total return information may be advertised based on the period of time that an Underlying Fund and/or an underlying Sub-Account have been in existence, even if longer than the period of time that the Contract has been offered. The results for any period prior to a Contract being offered will be calculated as if the Contract had been offered during that period of time, with all charges assumed to be those applicable to the Contract.

TOTAL RETURN

"Total Return" refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period, reduced by the Sub-Account's asset charge and any applicable surrender charge which would be assessed upon complete withdrawal of the investment.

Total Return figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission (the "SEC"). The quotations are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable values, according to the following formula:

               (n)
       P(1 + T)   =  ERV

     Where:   P   =  a hypothetical initial payment to the Variable Account of
                     $1,000

              T   =  average annual total return

              n   =  number of years

            ERV   =  the ending redeemable value of the $1,000 payment at the end of the specified period

The calculation of Total Return includes the annual charges against the assets of the Sub-Account. This charge is 1.45% on an annual basis. The calculation of ending redeemable value assumes (1) the Contract was issued at the beginning of the period, and (2) a complete surrender of the Contract at the end of the period. The deduction of the surrender charge, if any, applicable at the end of the period is included in the calculation, according to the following schedule:

          YEARS FROM DATE OF        CHARGE AS PERCENTAGE OF
          PAYMENT TO DATE OF         NEW PURCHASE PAYMENTS
             WITHDRAWAL                    WITHDRAWN*
             ----------                    ----------
                 0-2                           8%
                  3                            7%
                  4                            6%
                  5                            5%
                  6                            4%
                  7                            3%
                  8                            2%
                  9                            1%
             Thereafter                        0%

* Subject to the maximum limit described in the Prospectus.

No surrender charge is deducted upon expiration of the periods specified above. In each calendar year, a certain amount (withdrawal without surrender charge amount, as described in the Prospectus) is not subject to the surrender charge. The calculations of Total Return include the deduction of the $30 annual Contract fee.

SUPPLEMENTAL TOTAL RETURN INFORMATION

The Supplemental Total Return Information in this section refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period reduced by the Sub-Account's asset charges. It is assumed, however, that the investment is NOT withdrawn at the end of each period.

The quotations of Supplemental Total Return are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending values, according to the following formula:

             (n)
     P(1 + T)   =    EV

     Where:  P  =    a hypothetical initial payment to the Variable Account of
                     $1,000

             T  =    average annual total return

             n  =    number of years

            EV  =    the ending value of the $1,000 payment at the end of the
                     specified period

The calculation of Supplemental Total Return reflects the 1.45% annual charge against the assets of the Sub-Accounts. The ending value assumes that the Contract is NOT surrendered at the end of the specified period, and therefore there is no adjustment for the surrender charge that would be applicable if the Contract was surrendered at the end of the period. The calculation of supplemental total return does not include the deduction of the $30 annual Contract fee.

YIELD AND EFFECTIVE YIELD - THE AIT MONEY MARKET SUB-ACCOUNT

Set forth below is yield and effective yield information for the AIT Money Market Sub-Account for the seven-day period ended December 31, 2001:

         Yield                0.65%
         Effective Yield      0.65%

The yield and effective yield figures are calculated by standardized methods prescribed by rules of the SEC. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, and then multiplying the return for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.

The AIT Money Market Sub-Account computes effective yield by compounding the unannualized base period return by using the formula:

                                                 (365/7)
     Effective Yield = [ (base period return + 1)        ] - 1

The calculations of yield and effective yield reflect the $30 annual Contract fee.

                             FINANCIAL STATEMENTS

Financial Statements are included for Allmerica Financial Life Insurance and Annuity Company and for its Separate Account VA-K.

                            PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a)   FINANCIAL STATEMENTS

           Financial Statements Included in Part A
           None

           Financial Statements Included in Part B
           Financial Statements for Allmerica Financial Life Insurance and Annuity Company Financial Statements for Separate Account VA-K of Allmerica Financial Life Insurance and Annuity Company will be filed by Post-Effective Amendment.

           Financial Statements Included in Part C
           None

     (b)   EXHIBITS

           EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated November 1, 1990 was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

           EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

           EXHIBIT 3 (a)    Underwriting and Administrative Service
                            Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 14 and is incorporated by reference herein.

                     (b) Sales Agreements were previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and are incorporated by reference herein.

                     (c) General Agent's Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                     (d) Career Agent Agreement with Commission Schedule was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                     (e) Registered Representative's Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

           EXHIBIT 4 Minimum Guaranteed Annuity Payout Rider was filed on December 29, 1998 in Post-Effective Amendment No. 15, and is incorporated by reference herein. Policy Form A was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein. Specimen Policy Form B was previously filed on April 30, 1996 in Post-Effective Amendment No. 11, and is incorporated by reference herein. EER Rider (Form 3240-01) and EDB Rider (Form 3241-01) were previously filed on August 3, 2001 in Post-Effective Amendment No. 6 of Registrant's Registration Statement (File Nos. 333-78245,

                            811-6632), and are incorporated by reference herein.

           EXHIBIT 5 Specimen Application Form A was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein. Specimen Application Form B was previously filed on April 30, 1996 in Post-Effective Amendment No. 11, and is incorporated by reference herein.

           EXHIBIT 6 The Depositor's Articles of Incorporation and Bylaws, as amended to reflect its name change, were previously filed on September 28, 1995 in Post-Effective Amendment No. 9, and are incorporated by reference herein.

           EXHIBIT 7        Not Applicable.

           EXHIBIT 8 (a)    Fidelity Service Agreement was previously filed on
                            April 30, 1996 in Post-Effective Amendment No. 11, and is incorporated by reference herein.

                     (b) An Amendment to the Fidelity Service Agreement, effective as of January 1, 1997, was previously filed on April 2, 1997 in Post-Effective Amendment No. 12, and is incorporated by reference herein.

                     (c) Fidelity Service Contract, effective as of January 1, 1997, was previously filed on April 2, 1997 in Post-Effective Amendment No. 12, and is incorporated by reference herein.

                     (d) T. Rowe Price Service Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                     (e) BFDS Agreements for lockbox and mailroom services were previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and are incorporated by reference herein.

                     (f)    Directors' Power of Attorney is filed herewith.

           EXHIBIT 9        Opinion of Counsel is filed herewith.

           EXHIBIT 10 Consent of Independent Accountants will be filed by Post-Effective Amendment.

           EXHIBIT 11       None.

           EXHIBIT 12       None.

           EXHIBIT 13 Schedule for Computation of Performance Quotations was previously filed on May 1, 1993 in a post-effective amendment, and is incorporated by reference herein.

           EXHIBIT 14       Not Applicable.

           EXHIBIT 15(a) Amendment dated March 15, 2001 to the Allmerica Investment Trust Participation Agreement was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement between the Company and Allmerica Investment Trust dated March 22, 2000 was previously filed on

                            April 21, 2000 in Registrant's Post-Effective Amendment No. 17, and is incorporated by reference herein.

                     (b) Amendment dated October 1, 2000 to the Variable Insurance Products Fund Participation Agreement was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment dated March 29, 2000 and Amendment dated November 13, 1998 to the Variable Insurance Products Fund Participation Agreement was previously filed on April 21, 2000 in Registrant's Post-Effective Amendment No. 17, and is incorporated by reference herein. Participation Agreement, as amended, with Variable Insurance Products Fund was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                     (c) Form of Amendment dated May 1, 2001 to the Variable Insurance Products Fund II Participation Agreement was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment dated March 29, 2000 and Amendment dated November 13, 1998 to the Variable Insurance Products Fund II Participation Agreement was previously filed on April 21, 2000 in Post-Effective Amendment No. 17, and is incorporated by reference herein. Participation Agreement, as amended, with Variable Insurance Products Fund II was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                     (d) Form of Amendment dated May 1, 2001 to the Delaware Group Premium Fund Participation Agreement was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment to the Delaware Group Premium Fund Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 33-44830/811-6293, and is incorporated by reference herein. Participation Agreement with Delaware Group Premium Fund and Amendment was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                     (e) Amendment to Schedule A dated December 14, 2000 of the Participation Agreement with T. Rowe Price International Series, Inc. was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement with T. Rowe Price International Series, Inc. was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                     (f) Form of Amendment #6 to the AIM Participation Agreement was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment was previously filed in April 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 33-44830/811-6293 and is incorporated by reference herein. Participation Agreement with AIM Variable Insurance Funds was previously filed on August 27, 1998 in Post-Effective Amendment No. 3 in

                            Registration Statement No. 333-11377/811-7799, and is incorporated by reference herein.

                     (g) Form of Amendment dated May 1, 2001 to the Amended and Restated Participation Agreement, Merger and Consolidated Agreement, and the Amended and Restated Participation Agreement with Alliance were previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293, and are
                            incorporated by reference herein.. Participation Agreement with Alliance was previously filed in April 2000 in Post-Effective Amendment No. 14 of Registration Statement No. 33-85916/811-8848, and is incorporated by reference herein.

                     (h) Form of Amendment dated May 1, 2001 and the Franklin Templeton Participation Agreement dated March 1, 2000 were previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293, and are incorporated by reference herein. Form of Participation Agreement with Franklin Templeton was previously filed in April 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 33-44830/811-6293 and is incorporated by reference herein.

                     (i) Form of Amendment dated May 1, 2001 to the Participation Agreement with INVESCO was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement with INVESCO was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

                     (j) Participation Agreement with Janus was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No.
                            333-87099/811-6293 and is incorporated by reference herein.

                     (k) Participation Agreement dated October 1, 2000 with Scudder Investments Inc. and Scudder Distributors was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment to Kemper Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 7 of Registration Statement No. 333-09965/811-7767 and is incorporated by reference herein. Participation Agreement with Kemper was previously filed on November 6, 1996 in Pre-Effective Amendment No. 1 in Registration Statement No. 333-00965/811-7767, and is incorporated by reference herein.

                     (l) Amendment dated October 24, 2000 to the Pioneer Participation was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment to Pioneer Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 14 of Registration Statement No. 33-85916/811-8848, and is incorporated by reference herein. Participation Agreement with Pioneer was previously filed on April 24, 1998 in Post-Effective Amendment No. 9 of Registration Statement No. 33-85916/811-8848, and is incorporated by reference herein.

                     (m) Form of Eaton Vance Participation Agreement was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

                     (n) Form of Amendment and Participation Agreement with Variable Insurance Products Fund III were previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293, and are
                            incorporated by reference herein.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The principal business address of all the following Directors and Officers is:
     440 Lincoln Street
     Worcester, Massachusetts 01653

                 DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME AND POSITION WITH COMPANY              PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------              ----------------------------------------------
Bruce C. Anderson                           Director (since 1996) and Vice President (since 1984) of
    Director and Vice President             First Allmerica

Warren E. Barnes                            Vice President (since 1996) and Corporate Controller (since
    Vice President and Corporate            1998) of First Allmerica
    Controller

Mark R. Colborn                             Director (since 2000) and Vice President (since 1992) of First
    Director and Vice President             Allmerica

Charles F. Cronin                           Secretary and Counsel (since 2000) of First Allmerica;
    Secretary                               Counsel (since 1996) of First Allmerica; Attorney (1991-1996)
                                            of Nutter, McClennen & Fish

J. Kendall Huber                            Director, Vice President and General Counsel (since 2000)
    Director, Vice President and            of First Allmerica; Vice President (1999) of Promos Hotel
    General Counsel                         Corporation; Vice President and Deputy General Counsel
                                            (1998-1999) of Legg Mason, Inc.; Vice President and Deputy
                                            General Counsel (1995-1998) of USF&G Corporation

Mark A. Hug                                 Director (since 2001) and Vice President (since 2000) of First
    Director, President and                 Allmerica; Senior Vice President of Life and Annuity Products
    Chief Executive Officer                 (2001) for The Equitable Life Assurance Society

John P. Kavanaugh                           Director and Chief Investment Officer (since 1996) and Vice
    Director, Vice President and            President (since 1991) of First Allmerica; Director (since 1996)
    Chief Investment Officer                and President (since 1995) of Allmerica Asset Management, Inc.

Mark C. McGivney                            Vice President (since 1997) and Treasurer (since 2000) of First
    Treasurer                               Allmerica; Associate, Investment Banking (1996-1997) of
                                            Merrill Lynch & Co.

John F. O'Brien                             Director, President and Chief Executive Officer (since 1989) of
    Director and Chairman of the Board      First Allmerica

Edward J. Parry, III                        Director and Chief Financial Officer (since 1996), Vice
    Director, Vice President and            President (since 1993) and Treasurer (1993-2000) of First
    Chief Financial Officer                 Allmerica

Richard M. Reilly                           Director (since 1996); Vice President (1990-2001) and Senior
    Director                                Vice President (since 2001) of First Allmerica; Director
                                            (since 1990), President and Chief Executive Officer (1995-
                                            2001) of Allmerica Financial Life Insurance and Annuity
                                            Company; Director and President (since 1998) of Allmerica
                                            Financial Investment Management Services, Inc.

Robert P. Restrepo, Jr.                     Director and Vice President (since 1998) of First Allmerica;
    Director                                Chief Executive Officer (1996 to 1998) of Travelers
                                            Property & Casualty; Senior Vice President (1993 to 1996)
                                            of Aetna Life & Casualty Company

Gregory D. Tranter                          Director and Vice President (since 2000) of First Allmerica;
    Director and Vice President             Vice President (1996-1998) of Travelers Property & Casualty;
                                            Director of Geico Team (1983-1996) of Aetna Life & Casualty

ITEM 26. PERSONS UNDER COMMON CONTROL WITH REGISTRANT

                                                -------------------------------
                                                ALLMERICA FINANCIAL CORPORATION
                                                -------------------------------

   100%              100%            100%             100%             100%         100%           100%
   ----------------  --------------  -------------    ---------------  -----------  -------------  --------------
      Allmerica         Financial      Allmerica      First Allmerica  AFC Capital     VeraVest,   First Sterling
        Asset        Profiles, Inc.  Funding Corp.    Financial Life     Trust I          Inc.         Limited
   Management, Inc.                                     Insurance
                                                         Company


    Massachusetts      California    Massachusetts     Massachusetts     Delaware   Massachusetts      Bermuda
   ----------------  --------------  -------------    ---------------  -----------  -------------  --------------


                                     100%              100%            100%                        100%
                                     -------------    ---------------  -----------                 --------------
                                       Advantage      Allmerica Trust   Allmerica                  First Sterling
                                       Insurance       Company, N.A.    Financial                   Reinsurance
                                     Network, Inc.                         Life                       Company
                                                                        Insurance                     Limited
                                                                           and
                                                                         Annuity
                                                                         Company
                                                         Federally
                                        Delaware         Chartered       Delaware                      Bermuda
                                     -------------    ---------------  -----------                 --------------


                100%           100%          100%             100%         100%         100%         100%         100%         100%
       -------------  -------------    ----------    -------------  -----------  -----------  -----------  -----------  -----------
         Allmerica      Allmerica      Allmerica        Allmerica    Allmerica    Allmerica    Allmerica    Allmerica    Allmerica
        Investments,   Investment      Financial        Financial   Investments  Investments  Investment   Investment   Investment
            Inc.       Management     Investment        Services     Insurance    Insurance    Insurance    Insurance    Insurance
                      Company, Inc.   Management        Insurance   Agency Inc.    Agency     Agency Inc.  Agency Inc.    Agency,
                                       Services,      Agency, Inc.  of Alabama   of Florida,  of Georgia   of Kentucky    Inc. of
                                          Inc.                                      Inc.                                Mississippi

       Massachusetts  Massachusetts   Massachusetts  Massachusetts    Alabama      Florida      Georgia      Kentucky   Mississippi
       -------------  -------------   -------------  -------------  -----------  -----------  -----------  -----------  -----------


     100%          100%           100%           100%        100%
  ---------   -----------  -------------  ---------  ----  ----------
  Allmerica    Allmerica    The Hanover     Allmerica     Citizens
  Benefits,      Asset       Insurance      Financial    Insurance
    Inc.      Management,     Company       Insurance    Company of
                Limited                     Brokers,      Illinois
                                              Inc.


   Florida      Bermuda    New Hampshire  Massachusetts   Illinois
  ---------   -----------  -------------  -------------  ----------


     100%            100%            100%         100%           100%           100%           100%       100%       100%       100%
---------   -------------   -------------   ----------  -------------  -------------  -------------  ---------  ---------  ---------
Allmerica     Allmerica      The Hanover      Hanover   Massachusetts    Allmerica     AMGRO, Inc.   Citizens   Citizens   Citizens
Financial       Plus          American         Texas    Bay Insurance    Financial                   Insurance  Insurance  Insurance
 Benefit      Insurance      Insurance       Insurance     Company       Alliance                     Company    Company    Company
Insurance    Agency, Inc.      Company      Management                   Insurance                    of Ohio      of       of the
Company                                      Company,                     Company                                America    Midwest
                                               Inc.

Michigan    Massachusetts   New Hampshire     Texas     New Hampshire  New Hampshire  Massachusetts    Ohio     Michigan   Indiana
---------   -------------   -------------   ----------  -------------  -------------  -------------  ---------  ---------  ---------

                                                                                        100%          100%             100%
                                                                               -------------   -----------       ----------
                                                                                  Lloyds          AMGRO           Sterling
                                                                                  Credit       Receivables          Risk
                                                                                Corporation    Corporation       Management
                                                                                                                  Services,
                                                                                                                    Inc.

                                                                               Massachusetts     Delaware         Delaware
                                                                               -------------   -----------       ----------
                                                                                                                        100%
                                                                                                                 -----------
                                                                                                                  Citizens
                                                                                                                 Management
                                                                                                                    Inc.

                                                                                                                  Michigan
                                                                                                                 -----------

                                                                                                   ---------
                                                                                                    Hanover
                                                                                                    Lloyd's
                                                                                                   Insurance
                                                                                                    Company

                                                                                                     Texas
                                                                                                   ---------
                                                                                                   Affiliated Lloyd's plan company,
                                                                                                   controlled by Underwriters for
                                                                                                   the benefit of The Hanover
                                                                                                   Insurance Company


                                                                                                   -------------    -------------
                                                                                                     Allmerica        Allmerica
                                                                                                    Investment       Securities
                                                                                                       Trust           Trust

                                                                                                   Massachusetts    Massachusetts
                                                                                                   -------------    -------------
                                                                                                   Affiliated Management Investment
                                                                                                   Companies


                                                                                                   -------------    -------------
                                                                                                    AAM Growth         AAM High
                                                                                                     & Income        Yield Fund,
                                                                                                    Fund L.P.           L.L.C.

                                                                                                     Delaware       Massachusetts
                                                                                                   -------------    -------------
                                                                                                   L.P. or L.L.C. established for
                                                                                                   the benefit of First Allmerica,
                                                                                                   Allmerica Financial Life, Hanover
                                                                                                   and Citizens


                                                                                  -------------    -------------    -------------
                                                                                    Allmerica        Greendale           AAM
                                                                                   Equity index       Special       Equity Fund
                                                                                       Pool          Placements
                                                                                                        Fund

                                                                                  Massachusetts    Massachusetts    Massachusetts
                                                                                  -------------    -------------    -------------
                                                                                  Grantor Trusts established for the benefit of
                                                                                  First Allmerica, Allmerica Financial Life, Hanover
                                                                                  and Citizens

January 23, 2002

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

            NAME                                  ADDRESS                             TYPE OF BUSINESS
            ----                                  -------                             ----------------
AAM Equity Fund                             440 Lincoln Street                  Massachusetts Grantor Trust
                                            Worcester MA 01653

AAM Growth & Income Fund, L.P.              440 Lincoln Street                  Limited Partnership
                                            Worcester MA 01653

AAM High Yield Fund, L.L.C.                 440 Lincoln Street                  Limited liability company
                                            Worcester MA 01653

Advantage Insurance Network, Inc.           440 Lincoln Street                  Insurance Agency
                                            Worcester MA 01653

AFC Capital Trust I                         440 Lincoln Street                  Statutory Business Trust
                                            Worcester MA 01653

Allmerica Asset Management, Inc.            440 Lincoln Street                  Investment advisory services
                                            Worcester MA 01653

Allmerica Asset Management Limited          440 Lincoln Street                  Investment advisory services
                                            Worcester MA 01653

Allmerica Benefits, Inc.                    440 Lincoln Street                  Non-insurance medical services
                                            Worcester MA 01653

Allmerica Equity Index Pool                 440 Lincoln Street                  Massachusetts Grantor Trust
                                            Worcester MA 01653

Allmerica Financial Alliance Insurance      100 North Parkway                   Multi-line property and casualty
Company                                     Worcester MA 01605                  insurance

Allmerica Financial Benefit Insurance       645 West Grand River                Multi-line property and casualty
Company                                     Howell MI 48843                     insurance

Allmerica Financial Corporation             440 Lincoln Street                  Holding Company
                                            Worcester MA 01653

Allmerica Financial Insurance               440 Lincoln Street                  Insurance Broker
Brokers, Inc.                               Worcester MA 01653

Allmerica Financial Life Insurance          440 Lincoln Street                  Life insurance, accident and health
and Annuity Company                         Worcester MA 01653                  insurance, annuities, variable
                                                                                annuities and variable life insurance

Allmerica Financial Services Insurance      440 Lincoln Street                  Insurance Agency
Agency, Inc.                                Worcester MA 01653

                                            440 Lincoln Street                  Special purpose funding vehicle for
Allmerica Funding Corp.                     Worcester MA 01653                  commercial paper

Allmerica Financial Investment              440 Lincoln Street                  Investment advisory services
Management Services, Inc. (formerly         Worcester MA 01653
known as Allmerica Institutional Services,
Inc. and 440 Financial Group of
Worcester, Inc.)

Allmerica Investment Management             440 Lincoln Street                  Investment advisory services
Company, Inc.                               Worcester MA 01653

Allmerica Investments, Inc.                 440 Lincoln Street                  Securities, retail broker-dealer
                                            Worcester MA 01653

Allmerica Investment Trust                  440 Lincoln Street                  Investment Company
                                            Worcester MA 01653

Allmerica Investments Insurance Agency      440 Lincoln Street                  Insurance Agency
Inc. of Alabama                             Worcester MA 01653

Allmerica Investments Insurance Agency      440 Lincoln Street                  Insurance Agency
of Florida, Inc.                            Worcester MA 01653

Allmerica Investment Insurance Agency Inc.  440 Lincoln Street                  Insurance Agency
of Georgia                                  Worcester MA 01653

Allmerica Investment Insurance Agency       440 Lincoln Street                  Insurance Agency
Inc. of Kentucky                            Worcester MA 01653

Allmerica Investments Insurance Agency      440 Lincoln Street                  Insurance Agency
Inc. of Mississippi                         Worcester MA 01653

Allmerica Plus Insurance Agency, Inc.       440 Lincoln Street                  Insurance Agency
                                            Worcester MA 01653

Allmerica Securities Trust                  440 Lincoln Street                  Investment Company
                                            Worcester MA 01653

Allmerica Trust Company, N.A.               440 Lincoln Street                  Limited purpose national trust
                                            Worcester MA 01653                  company

AMGRO, Inc.                                 100 North Parkway                   Premium financing
                                            Worcester MA 01605

Citizens Insurance Company of America       645 West Grand River                Multi-line property and casualty
                                            Howell MI 48843                     insurance

Citizens Insurance Company of Illinois      333 Pierce Road                     Multi-line property and casualty
                                            Itasca IL 60143                     insurance

Citizens Insurance Company of the           3950 Priority Way                   Multi-line property and casualty
Midwest                                     South Drive, Suite 200              insurance
                                            Indianapolis IN 46280

Citizens Insurance Company of Ohio          One Prestige Place                  Multi-line property and casualty
                                            Suite 540                           insurance
                                            Miamisburg, OH

Citizens Management, Inc.                   645 West Grand River                Services management company
                                            Howell MI 48843

Financial Profiles, Inc.                    5421 Avenida Encinas                Computer software company
                                            Suite A
                                            Carlsbad, CA 92008

First Allmerica Financial Life Insurance    440 Lincoln Street                  Life, pension, annuity, accident
Company                                     Worcester MA 01653                  and health insurance company

First Sterling Limited                      41 Cedar Avenue                     Holding Company
                                            Hamilton HM 12,
                                            Bermuda

First Sterling Reinsurance Company          41 Cedar Avenue                     Reinsurance Company
Limited                                     Hamilton HM 12,
                                            Bermuda

Greendale Special Placements Fund           440 Lincoln Street                  Massachusetts Grantor Trust

                                            Worcester MA 01653

The Hanover American Insurance              100 North Parkway                   Multi-line property and casualty
Company                                     Worcester MA 01605                  insurance

The Hanover Insurance Company               100 North Parkway                   Multi-line property and casualty
                                            Worcester MA 01605                  insurance

Hanover Texas Insurance Management          NationsBank Tower                   Attorney-in-fact for Hanover Lloyd's
Company, Inc.                               15301 Dallas Pkwy.                  Insurance Company
                                            Dallas, TX  75248

Hanover Lloyd's Insurance Company           7557 Rambler Road                   Multi-line property and casualty
                                            Suite 500                           insurance
                                            Dallas TX 75231

Lloyds Credit Corporation                   440 Lincoln Street                  Premium financing service
                                            Worcester MA 01653                  franchises

Massachusetts Bay Insurance Company         100 North Parkway                   Multi-line property and casualty
                                            Worcester MA 01605                  insurance

Sterling Risk Management Services, Inc.     440 Lincoln Street                  Risk management services
                                            Worcester MA 01653

VeraVest, Inc. (formerly known as           440 Lincoln Street                  Securities, retail broker-dealer
Allmerica Services Corporation)             Worcester MA 01653

ITEM 27. NUMBER OF CONTRACT OWNERS

     As of January 30, 2002, there were 79,617 Contract holders of qualified Contracts and 25,245 Contract holders of non-qualified Contracts.

ITEM 28. INDEMNIFICATION

     Article VIII of the Bylaws of Allmerica Financial Life Insurance and Annuity Company (the Depositor) states: Each Director and each Officer of the Corporation, whether or not in office, (and his executors or administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgment, except in relation to matters as to which he shall be finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) Allmerica Investments, Inc. also acts as principal underwriter for the following:

          - VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, Separate Account FUVUL, Separate Account IMO and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

          X Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

          -    Allmerica Investment Trust

     (b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is:
          440 Lincoln Street
          Worcester, Massachusetts 01653

         NAME                                POSITION OR OFFICE WITH UNDERWRITER
         ----                                -----------------------------------
Emil J. Aberizk, Jr.                         Vice President

Michael J. Brodeur                           Vice President Operations

Mark R. Colborn                              Vice President

Charles F. Cronin                            Secretary/Clerk

Claudia J. Eckels                            Vice President

Philip L. Heffernan                          Vice President

J. Kendall Huber                             Director

Mark A. Hug                                  Director

Mark C. McGivney                             Treasurer

William F. Monroe, Jr.                       President, Director and Chief Executive Officer

K. David Nunley                              Vice President

Stephen Parker                               Vice President and Director

Richard M. Reilly                            Director and Chairman of the Board

James S. Shorris                             Vice President, Chief Compliance Officer and Counsel

     (c) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions retained by Allmerica Investments, Inc., the principal underwriter of the Contracts for sales of variable contracts funded by the Registrant in 1999. No other commissions or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.

ITEM 31. MANAGEMENT SERVICES

     The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32. UNDERTAKINGS

     (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) The Registrant hereby undertakes to include in the prospectus a postcard that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

     (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     (e) The Company hereby represents that the aggregate fees and charges under the Policies are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

     Registrant, a separate account of Allmerica Financial Life Insurance and Annuity Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11).

     Registrant has taken the following steps in reliance on the letter:

     1. Appropriate disclosures regarding the withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

     2. Appropriate disclosures regarding the withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

     3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the withdrawal restrictions imposed by the Program and by Section 403(b)(11) to the attention of potential participants.

     4.   A signed statement acknowledging the participant's understanding of
          (I) the restrictions on withdrawal imposed by the Program and by
          Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

     Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 1st day of February, 2002.

                            SEPARATE ACCOUNT VA-K OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                                By: /s/ Charles F. Cronin
                                    ----------------------------
                                    Charles F. Cronin, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures                                Title                                                         Date
----------                                -----                                                         ----
/s/ Warren E. Barnes                      Vice President and Corporate Controller                       February 1, 2002
-------------------------------
Warren E. Barnes

Edward J. Parry III*                      Director, Vice President and Chief Financial Officer
-------------------------------

Richard M. Reilly*                        Director
-------------------------------

John F. O'Brien*                          Director and Chairman of the Board
-------------------------------

Bruce C. Anderson*                        Director and Vice President
-------------------------------

Mark R. Colborn*                          Director and Vice President
-------------------------------

John P. Kavanaugh*                        Director, Vice President and Chief Investment Officer
-------------------------------

J. Kendall Huber*                         Director, Vice President and General Counsel
-------------------------------

Mark A. Hug*                              Director, President and Chief Executive Officer
-------------------------------

Robert P. Restrepo, Jr.*                  Director
-------------------------------

Gregory D. Tranter*                       Director and Vice President
-------------------------------

*Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Powers of Attorney dated December 6, 2001 duly executed by such persons.

/s/ Sheila B. St. Hilaire
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Sheila B. St. Hilaire, Attorney-in-Fact
(33-39702)
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                                  EXHIBIT TABLE

Exhibit 8(f)    Directors' Power of Attorney

Exhibit 9       Opinion of Counsel